Shareholder Report	12 Months Ended
	Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Principal Funds, Inc.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000019792
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class A
Trading Symbol	PRRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.19%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate industry. The Fund’s investments outperformed the FTSE NAREIT All Equity REIT Index over the year due to positive stock selection. An overweight to U.S. senior housing stocks remained the key contributor with these companies demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An underweight to a document storage company with data center exposure was also a contributor, with the stock pressured by weaker than expected bookings. Selection within industrial was the main detractor due to the exposure to cold storage stocks which reported weak results on demand concerns. An underweight to malls detracted as the sector performed well on resilient operating performance in the face of tariffs.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $16,519	Russell 3000 Index $37,343	FTSE NAREIT All Equity REIT Index $17,711
10/15	9,451	10,000	10,000
11/15	9,394	10,055	9,983
12/15	9,589	9,849	10,114
1/16	9,206	9,293	9,758
2/16	9,168	9,290	9,716
3/16	10,088	9,944	10,704
4/16	9,807	10,006	10,510
5/16	10,010	10,185	10,753
6/16	10,653	10,206	11,497
7/16	11,048	10,611	11,944
8/16	10,674	10,638	11,529
9/16	10,501	10,655	11,359
10/16	9,922	10,424	10,778
11/16	9,683	10,891	10,517
12/16	10,118	11,103	10,987
1/17	10,060	11,312	11,005
2/17	10,472	11,733	11,446
3/17	10,271	11,741	11,266
4/17	10,284	11,865	11,315
5/17	10,311	11,987	11,301
6/17	10,495	12,095	11,523
7/17	10,598	12,323	11,668
8/17	10,734	12,347	11,743
9/17	10,621	12,648	11,650
10/17	10,675	12,924	11,665
11/17	10,964	13,316	11,975
12/17	10,992	13,450	11,939
1/18	10,687	14,158	11,588
2/18	10,015	13,637	10,745
3/18	10,415	13,363	11,144
4/18	10,489	13,414	11,202
5/18	10,698	13,792	11,605
6/18	11,097	13,883	12,091
7/18	11,149	14,343	12,164
8/18	11,428	14,847	12,502
9/18	11,229	14,871	12,196
10/18	10,887	13,776	11,874
11/18	11,380	14,052	12,438
12/18	10,483	12,745	11,457
1/19	11,683	13,838	12,783
2/19	11,875	14,325	12,852
3/19	12,295	14,534	13,424
4/19	12,363	15,115	13,393
5/19	12,498	14,137	13,479
6/19	12,668	15,130	13,664
7/19	12,847	15,354	13,875
8/19	13,365	15,041	14,449
9/19	13,633	15,305	14,721
10/19	13,945	15,635	14,880
11/19	13,857	16,229	14,650
12/19	13,692	16,698	14,740
1/20	13,968	16,680	14,927
2/20	12,878	15,314	13,878
3/20	10,576	13,208	11,285
4/20	11,409	14,957	12,281
5/20	11,573	15,757	12,492
6/20	11,816	16,117	12,780
7/20	12,493	17,033	13,268
8/20	12,503	18,267	13,286
9/20	12,115	17,601	12,932
10/20	11,775	17,222	12,498
11/20	12,846	19,317	13,651
12/20	13,210	20,186	13,985
1/21	13,129	20,096	13,975
2/21	13,438	20,724	14,356
3/21	14,123	21,467	15,149
4/21	15,209	22,573	16,379
5/21	15,366	22,676	16,514
6/21	15,820	23,236	16,971
7/21	16,679	23,628	17,712
8/21	16,959	24,302	18,081
9/21	16,041	23,212	17,010
10/21	17,176	24,782	18,214
11/21	16,920	24,404	18,030
12/21	18,383	25,365	19,761
1/22	17,086	23,873	18,194
2/22	16,406	23,272	17,485
3/22	17,416	24,027	18,721
4/22	16,734	21,870	18,037
5/22	15,772	21,841	17,193
6/22	14,668	20,014	15,972
7/22	15,982	21,891	17,337
8/22	15,081	21,074	16,317
9/22	13,401	19,120	14,242
10/22	13,717	20,688	14,724
11/22	14,429	21,768	15,606
12/22	13,706	20,493	14,831
1/23	15,152	21,905	16,324
2/23	14,489	21,393	15,357
3/23	14,140	21,965	15,090
4/23	14,320	22,199	15,135
5/23	13,741	22,285	14,495
6/23	14,394	23,807	15,271
7/23	14,740	24,661	15,577
8/23	14,279	24,185	15,059
9/23	13,428	23,033	13,999
10/23	12,963	22,422	13,562
11/23	14,260	24,513	15,171
12/23	15,476	25,813	16,515
1/24	14,746	26,099	15,713
2/24	14,975	27,512	16,015
3/24	15,184	28,399	16,300
4/24	14,042	27,150	15,010
5/24	14,910	28,432	15,804
6/24	15,208	29,313	16,154
7/24	16,227	29,857	17,313
8/24	17,104	30,507	18,287
9/24	17,522	31,138	18,866
10/24	16,961	30,910	18,185
11/24	17,511	32,966	18,835
12/24	16,272	31,958	17,328
1/25	16,405	32,967	17,506
2/25	17,186	32,336	18,235
3/25	16,838	30,449	17,805
4/25	16,675	30,245	17,453
5/25	16,699	32,162	17,654
6/25	16,674	33,796	17,639
7/25	16,406	34,540	17,448
8/25	16,838	35,340	18,032
9/25	16,825	36,559	18,110
10/25	16,519	37,343	17,711

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	-2.61%	7.01%	5.74%
Class A Shares Including Sales Charge	-7.95%	5.80%	5.15%
Russell 3000 Index	20.81%	16.74%	14.08%
FTSE NAREIT All Equity REIT Index	-2.61%	7.22%	5.88%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,185,219,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 50,039,000
InvestmentCompanyPortfolioTurnover	18.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,185,219 Total Number of Portfolio Holdings37 Portfolio Turnover Rate 18.5% Total Advisory Fees Paid (amount in thousands)$50,039
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.77%
Investment Companies	1.26%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.91%
Money Market Funds	1.26%
Consumer, Cyclical	0.86%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038802
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class C
Trading Symbol	PRCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	2.07%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate industry. The Fund’s investments outperformed the FTSE NAREIT All Equity REIT Index over the year due to positive stock selection. An overweight to U.S. senior housing stocks remained the key contributor with these companies demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An underweight to a document storage company with data center exposure was also a contributor, with the stock pressured by weaker than expected bookings. Selection within industrial was the main detractor due to the exposure to cold storage stocks which reported weak results on demand concerns. An underweight to malls detracted as the sector performed well on resilient operating performance in the face of tariffs.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $16,404	Russell 3000 Index $37,343	FTSE NAREIT All Equity REIT Index $17,711
10/15	10,000	10,000	10,000
11/15	9,934	10,055	9,983
12/15	10,139	9,849	10,114
1/16	9,723	9,293	9,758
2/16	9,677	9,290	9,716
3/16	10,643	9,944	10,704
4/16	10,338	10,006	10,510
5/16	10,542	10,185	10,753
6/16	11,214	10,206	11,497
7/16	11,622	10,611	11,944
8/16	11,223	10,638	11,529
9/16	11,030	10,655	11,359
10/16	10,417	10,424	10,778
11/16	10,157	10,891	10,517
12/16	10,610	11,103	10,987
1/17	10,538	11,312	11,005
2/17	10,963	11,733	11,446
3/17	10,744	11,741	11,266
4/17	10,754	11,865	11,315
5/17	10,773	11,987	11,301
6/17	10,958	12,095	11,523
7/17	11,063	12,323	11,668
8/17	11,193	12,347	11,743
9/17	11,072	12,648	11,650
10/17	11,120	12,924	11,665
11/17	11,412	13,316	11,975
12/17	11,436	13,450	11,939
1/18	11,108	14,158	11,588
2/18	10,407	13,637	10,745
3/18	10,811	13,363	11,144
4/18	10,880	13,414	11,202
5/18	11,091	13,792	11,605
6/18	11,500	13,883	12,091
7/18	11,544	14,343	12,164
8/18	11,824	14,847	12,502
9/18	11,612	14,871	12,196
10/18	11,252	13,776	11,874
11/18	11,756	14,052	12,438
12/18	10,818	12,745	11,457
1/19	12,049	13,838	12,783
2/19	12,241	14,325	12,852
3/19	12,666	14,534	13,424
4/19	12,732	15,115	13,393
5/19	12,858	14,137	13,479
6/19	13,026	15,130	13,664
7/19	13,199	15,354	13,875
8/19	13,721	15,041	14,449
9/19	13,990	15,305	14,721
10/19	14,301	15,635	14,880
11/19	14,199	16,229	14,650
12/19	14,025	16,698	14,740
1/20	14,293	16,680	14,927
2/20	13,170	15,314	13,878
3/20	10,808	13,208	11,285
4/20	11,655	14,957	12,281
5/20	11,815	15,757	12,492
6/20	12,051	16,117	12,780
7/20	12,734	17,033	13,268
8/20	12,739	18,267	13,286
9/20	12,331	17,601	12,932
10/20	11,983	17,222	12,498
11/20	13,063	19,317	13,651
12/20	13,419	20,186	13,985
1/21	13,335	20,096	13,975
2/21	13,639	20,724	14,356
3/21	14,325	21,467	15,149
4/21	15,416	22,573	16,379
5/21	15,569	22,676	16,514
6/21	16,016	23,236	16,971
7/21	16,877	23,628	17,712
8/21	17,150	24,302	18,081
9/21	16,206	23,212	17,010
10/21	17,344	24,782	18,214
11/21	17,075	24,404	18,030
12/21	18,540	25,365	19,761
1/22	17,217	23,873	18,194
2/22	16,523	23,272	17,485
3/22	17,527	24,027	18,721
4/22	16,832	21,870	18,037
5/22	15,856	21,841	17,193
6/22	14,737	20,014	15,972
7/22	16,045	21,891	17,337
8/22	15,127	21,074	16,317
9/22	13,436	19,120	14,242
10/22	13,743	20,688	14,724
11/22	14,443	21,768	15,606
12/22	13,715	20,493	14,831
1/23	15,151	21,905	16,324
2/23	14,474	21,393	15,357
3/23	14,116	21,965	15,090
4/23	14,288	22,199	15,135
5/23	13,693	22,285	14,495
6/23	14,338	23,807	15,271
7/23	14,672	24,661	15,577
8/23	14,204	24,185	15,059
9/23	13,349	23,033	13,999
10/23	12,871	22,422	13,562
11/23	14,160	24,513	15,171
12/23	15,368	25,813	16,515
1/24	14,644	26,099	15,713
2/24	14,870	27,512	16,015
3/24	15,078	28,399	16,300
4/24	13,944	27,150	15,010
5/24	14,806	28,432	15,804
6/24	15,102	29,313	16,154
7/24	16,114	29,857	17,313
8/24	16,985	30,507	18,287
9/24	17,400	31,138	18,866
10/24	16,843	30,910	18,185
11/24	17,389	32,966	18,835
12/24	16,158	31,958	17,328
1/25	16,290	32,967	17,506
2/25	17,066	32,336	18,235
3/25	16,721	30,449	17,805
4/25	16,559	30,245	17,453
5/25	16,582	32,162	17,654
6/25	16,558	33,796	17,639
7/25	16,291	34,540	17,448
8/25	16,721	35,340	18,032
9/25	16,708	36,559	18,110
10/25	16,404	37,343	17,711

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	-3.45%	6.12%	5.07%
Class C Shares Including Sales Charge	-4.38%	6.12%	5.07%
Russell 3000 Index	20.81%	16.74%	14.08%
FTSE NAREIT All Equity REIT Index	-2.61%	7.22%	5.88%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,185,219,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 50,039,000
InvestmentCompanyPortfolioTurnover	18.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,185,219 Total Number of Portfolio Holdings37 Portfolio Turnover Rate 18.5% Total Advisory Fees Paid (amount in thousands)$50,039
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.77%
Investment Companies	1.26%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.91%
Money Market Funds	1.26%
Consumer, Cyclical	0.86%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019791
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class J
Trading Symbol	PREJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$108	1.09%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate industry. The Fund’s investments outperformed the FTSE NAREIT All Equity REIT Index over the year due to positive stock selection. An overweight to U.S. senior housing stocks remained the key contributor with these companies demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An underweight to a document storage company with data center exposure was also a contributor, with the stock pressured by weaker than expected bookings. Selection within industrial was the main detractor due to the exposure to cold storage stocks which reported weak results on demand concerns. An underweight to malls detracted as the sector performed well on resilient operating performance in the face of tariffs.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $17,704	Russell 3000 Index $37,343	FTSE NAREIT All Equity REIT Index $17,711
10/15	10,000	10,000	10,000
11/15	9,943	10,055	9,983
12/15	10,154	9,849	10,114
1/16	9,746	9,293	9,758
2/16	9,709	9,290	9,716
3/16	10,685	9,944	10,704
4/16	10,389	10,006	10,510
5/16	10,601	10,185	10,753
6/16	11,284	10,206	11,497
7/16	11,705	10,611	11,944
8/16	11,312	10,638	11,529
9/16	11,126	10,655	11,359
10/16	10,514	10,424	10,778
11/16	10,259	10,891	10,517
12/16	10,722	11,103	10,987
1/17	10,663	11,312	11,005
2/17	11,102	11,733	11,446
3/17	10,888	11,741	11,266
4/17	10,907	11,865	11,315
5/17	10,937	11,987	11,301
6/17	11,133	12,095	11,523
7/17	11,246	12,323	11,668
8/17	11,389	12,347	11,743
9/17	11,271	12,648	11,650
10/17	11,331	12,924	11,665
11/17	11,636	13,316	11,975
12/17	11,673	13,450	11,939
1/18	11,344	14,158	11,588
2/18	10,636	13,637	10,745
3/18	11,061	13,363	11,144
4/18	11,143	13,414	11,202
5/18	11,366	13,792	11,605
6/18	11,792	13,883	12,091
7/18	11,848	14,343	12,164
8/18	12,144	14,847	12,502
9/18	11,930	14,871	12,196
10/18	11,570	13,776	11,874
11/18	12,100	14,052	12,438
12/18	11,141	12,745	11,457
1/19	12,420	13,838	12,783
2/19	12,630	14,325	12,852
3/19	13,074	14,534	13,424
4/19	13,148	15,115	13,393
5/19	13,296	14,137	13,479
6/19	13,476	15,130	13,664
7/19	13,667	15,354	13,875
8/19	14,219	15,041	14,449
9/19	14,506	15,305	14,721
10/19	14,838	15,635	14,880
11/19	14,741	16,229	14,650
12/19	14,576	16,698	14,740
1/20	14,869	16,680	14,927
2/20	13,709	15,314	13,878
3/20	11,257	13,208	11,285
4/20	12,151	14,957	12,281
5/20	12,325	15,757	12,492
6/20	12,580	16,117	12,780
7/20	13,307	17,033	13,268
8/20	13,318	18,267	13,286
9/20	12,909	17,601	12,932
10/20	12,545	17,222	12,498
11/20	13,690	19,317	13,651
12/20	14,078	20,186	13,985
1/21	14,000	20,096	13,975
2/21	14,328	20,724	14,356
3/21	15,054	21,467	15,149
4/21	16,217	22,573	16,379
5/21	16,390	22,676	16,514
6/21	16,872	23,236	16,971
7/21	17,791	23,628	17,712
8/21	18,094	24,302	18,081
9/21	17,115	23,212	17,010
10/21	18,328	24,782	18,214
11/21	18,057	24,404	18,030
12/21	19,621	25,365	19,761
1/22	18,236	23,873	18,194
2/22	17,508	23,272	17,485
3/22	18,588	24,027	18,721
4/22	17,864	21,870	18,037
5/22	16,842	21,841	17,193
6/22	15,665	20,014	15,972
7/22	17,071	21,891	17,337
8/22	16,110	21,074	16,317
9/22	14,317	19,120	14,242
10/22	14,655	20,688	14,724
11/22	15,413	21,768	15,606
12/22	14,648	20,493	14,831
1/23	16,188	21,905	16,324
2/23	15,478	21,393	15,357
3/23	15,113	21,965	15,090
4/23	15,307	22,199	15,135
5/23	14,684	22,285	14,495
6/23	15,388	23,807	15,271
7/23	15,759	24,661	15,577
8/23	15,267	24,185	15,059
9/23	14,362	23,033	13,999
10/23	13,858	22,422	13,562
11/23	15,254	24,513	15,171
12/23	16,550	25,813	16,515
1/24	15,778	26,099	15,713
2/24	16,019	27,512	16,015
3/24	16,244	28,399	16,300
4/24	15,020	27,150	15,010
5/24	15,952	28,432	15,804
6/24	16,278	29,313	16,154
7/24	17,365	29,857	17,313
8/24	18,308	30,507	18,287
9/24	18,759	31,138	18,866
10/24	18,155	30,910	18,185
11/24	18,747	32,966	18,835
12/24	17,421	31,958	17,328
1/25	17,569	32,967	17,506
2/25	18,406	32,336	18,235
3/25	18,037	30,449	17,805
4/25	17,862	30,245	17,453
5/25	17,888	32,162	17,654
6/25	17,866	33,796	17,639
7/25	17,573	34,540	17,448
8/25	18,042	35,340	18,032
9/25	18,025	36,559	18,110
10/25	17,704	37,343	17,711

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	-2.49%	7.13%	5.88%
Class J Shares Including Sales Charge	-3.42%	7.13%	5.88%
Russell 3000 Index	20.81%	16.74%	14.08%
FTSE NAREIT All Equity REIT Index	-2.61%	7.22%	5.88%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,185,219,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 50,039,000
InvestmentCompanyPortfolioTurnover	18.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,185,219 Total Number of Portfolio Holdings37 Portfolio Turnover Rate 18.5% Total Advisory Fees Paid (amount in thousands)$50,039
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.77%
Investment Companies	1.26%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.91%
Money Market Funds	1.26%
Consumer, Cyclical	0.86%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019790
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Institutional
Trading Symbol	PIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$85	0.86%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate industry. The Fund’s investments outperformed the FTSE NAREIT All Equity REIT Index over the year due to positive stock selection. An overweight to U.S. senior housing stocks remained the key contributor with these companies demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An underweight to a document storage company with data center exposure was also a contributor, with the stock pressured by weaker than expected bookings. Selection within industrial was the main detractor due to the exposure to cold storage stocks which reported weak results on demand concerns. An underweight to malls detracted as the sector performed well on resilient operating performance in the face of tariffs.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $18,102	Russell 3000 Index $37,343	FTSE NAREIT All Equity REIT Index $17,711
10/15	10,000	10,000	10,000
11/15	9,944	10,055	9,983
12/15	10,154	9,849	10,114
1/16	9,753	9,293	9,758
2/16	9,712	9,290	9,716
3/16	10,691	9,944	10,704
4/16	10,398	10,006	10,510
5/16	10,614	10,185	10,753
6/16	11,299	10,206	11,497
7/16	11,722	10,611	11,944
8/16	11,331	10,638	11,529
9/16	11,147	10,655	11,359
10/16	10,542	10,424	10,778
11/16	10,288	10,891	10,517
12/16	10,756	11,103	10,987
1/17	10,694	11,312	11,005
2/17	11,137	11,733	11,446
3/17	10,924	11,741	11,266
4/17	10,943	11,865	11,315
5/17	10,977	11,987	11,301
6/17	11,175	12,095	11,523
7/17	11,294	12,323	11,668
8/17	11,438	12,347	11,743
9/17	11,324	12,648	11,650
10/17	11,382	12,924	11,665
11/17	11,694	13,316	11,975
12/17	11,727	13,450	11,939
1/18	11,406	14,158	11,588
2/18	10,696	13,637	10,745
3/18	11,127	13,363	11,144
4/18	11,206	13,414	11,202
5/18	11,434	13,792	11,605
6/18	11,865	13,883	12,091
7/18	11,920	14,343	12,164
8/18	12,224	14,847	12,502
9/18	12,010	14,871	12,196
10/18	11,649	13,776	11,874
11/18	12,180	14,052	12,438
12/18	11,222	12,745	11,457
1/19	12,511	13,838	12,783
2/19	12,721	14,325	12,852
3/19	13,177	14,534	13,424
4/19	13,254	15,115	13,393
5/19	13,404	14,137	13,479
6/19	13,587	15,130	13,664
7/19	13,784	15,354	13,875
8/19	14,339	15,041	14,449
9/19	14,639	15,305	14,721
10/19	14,973	15,635	14,880
11/19	14,884	16,229	14,650
12/19	14,715	16,698	14,740
1/20	15,012	16,680	14,927
2/20	13,841	15,314	13,878
3/20	11,372	13,208	11,285
4/20	12,273	14,957	12,281
5/20	12,454	15,757	12,492
6/20	12,715	16,117	12,780
7/20	13,448	17,033	13,268
8/20	13,464	18,267	13,286
9/20	13,048	17,601	12,932
10/20	12,687	17,222	12,498
11/20	13,845	19,317	13,651
12/20	14,240	20,186	13,985
1/21	14,158	20,096	13,975
2/21	14,496	20,724	14,356
3/21	15,234	21,467	15,149
4/21	16,411	22,573	16,379
5/21	16,591	22,676	16,514
6/21	17,083	23,236	16,971
7/21	18,016	23,628	17,712
8/21	18,323	24,302	18,081
9/21	17,335	23,212	17,010
10/21	18,566	24,782	18,214
11/21	18,296	24,404	18,030
12/21	19,885	25,365	19,761
1/22	18,483	23,873	18,194
2/22	17,753	23,272	17,485
3/22	18,852	24,027	18,721
4/22	18,115	21,870	18,037
5/22	17,080	21,841	17,193
6/22	15,891	20,014	15,972
7/22	17,319	21,891	17,337
8/22	16,350	21,074	16,317
9/22	14,533	19,120	14,242
10/22	14,881	20,688	14,724
11/22	15,653	21,768	15,606
12/22	14,874	20,493	14,831
1/23	16,448	21,905	16,324
2/23	15,729	21,393	15,357
3/23	15,361	21,965	15,090
4/23	15,563	22,199	15,135
5/23	14,934	22,285	14,495
6/23	15,653	23,807	15,271
7/23	16,035	24,661	15,577
8/23	15,534	24,185	15,059
9/23	14,616	23,033	13,999
10/23	14,109	22,422	13,562
11/23	15,532	24,513	15,171
12/23	16,856	25,813	16,515
1/24	16,068	26,099	15,713
2/24	16,317	27,512	16,015
3/24	16,553	28,399	16,300
4/24	15,308	27,150	15,010
5/24	16,260	28,432	15,804
6/24	16,594	29,313	16,154
7/24	17,711	29,857	17,313
8/24	18,675	30,507	18,287
9/24	19,131	31,138	18,866
10/24	18,525	30,910	18,185
11/24	19,125	32,966	18,835
12/24	17,776	31,958	17,328
1/25	17,927	32,967	17,506
2/25	18,787	32,336	18,235
3/25	18,416	30,449	17,805
4/25	18,244	30,245	17,453
5/25	18,276	32,162	17,654
6/25	18,251	33,796	17,639
7/25	17,957	34,540	17,448
8/25	18,436	35,340	18,032
9/25	18,431	36,559	18,110
10/25	18,102	37,343	17,711

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	-2.29%	7.37%	6.11%
Russell 3000 Index	20.81%	16.74%	14.08%
FTSE NAREIT All Equity REIT Index	-2.61%	7.22%	5.88%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,185,219,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 50,039,000
InvestmentCompanyPortfolioTurnover	18.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,185,219 Total Number of Portfolio Holdings37 Portfolio Turnover Rate 18.5% Total Advisory Fees Paid (amount in thousands)$50,039
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.77%
Investment Companies	1.26%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.91%
Money Market Funds	1.26%
Consumer, Cyclical	0.86%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019787
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	R-3
Trading Symbol	PRERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$135	1.37%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate industry. The Fund’s investments outperformed the FTSE NAREIT All Equity REIT Index over the year due to positive stock selection. An overweight to U.S. senior housing stocks remained the key contributor with these companies demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An underweight to a document storage company with data center exposure was also a contributor, with the stock pressured by weaker than expected bookings. Selection within industrial was the main detractor due to the exposure to cold storage stocks which reported weak results on demand concerns. An underweight to malls detracted as the sector performed well on resilient operating performance in the face of tariffs.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $17,233	Russell 3000 Index $37,343	FTSE NAREIT All Equity REIT Index $17,711
10/15	10,000	10,000	10,000
11/15	9,938	10,055	9,983
12/15	10,147	9,849	10,114
1/16	9,737	9,293	9,758
2/16	9,695	9,290	9,716
3/16	10,669	9,944	10,704
4/16	10,370	10,006	10,510
5/16	10,585	10,185	10,753
6/16	11,262	10,206	11,497
7/16	11,680	10,611	11,944
8/16	11,285	10,638	11,529
9/16	11,097	10,655	11,359
10/16	10,485	10,424	10,778
11/16	10,231	10,891	10,517
12/16	10,689	11,103	10,987
1/17	10,626	11,312	11,005
2/17	11,062	11,733	11,446
3/17	10,847	11,741	11,266
4/17	10,861	11,865	11,315
5/17	10,890	11,987	11,301
6/17	11,082	12,095	11,523
7/17	11,194	12,323	11,668
8/17	11,330	12,347	11,743
9/17	11,212	12,648	11,650
10/17	11,265	12,924	11,665
11/17	11,568	13,316	11,975
12/17	11,600	13,450	11,939
1/18	11,274	14,158	11,588
2/18	10,568	13,637	10,745
3/18	10,989	13,363	11,144
4/18	11,064	13,414	11,202
5/18	11,285	13,792	11,605
6/18	11,706	13,883	12,091
7/18	11,757	14,343	12,164
8/18	12,049	14,847	12,502
9/18	11,835	14,871	12,196
10/18	11,475	13,776	11,874
11/18	11,997	14,052	12,438
12/18	11,050	12,745	11,457
1/19	12,311	13,838	12,783
2/19	12,513	14,325	12,852
3/19	12,955	14,534	13,424
4/19	13,028	15,115	13,393
5/19	13,168	14,137	13,479
6/19	13,343	15,130	13,664
7/19	13,532	15,354	13,875
8/19	14,076	15,041	14,449
9/19	14,362	15,305	14,721
10/19	14,683	15,635	14,880
11/19	14,588	16,229	14,650
12/19	14,415	16,698	14,740
1/20	14,703	16,680	14,927
2/20	13,551	15,314	13,878
3/20	11,127	13,208	11,285
4/20	12,006	14,957	12,281
5/20	12,178	15,757	12,492
6/20	12,432	16,117	12,780
7/20	13,142	17,033	13,268
8/20	13,152	18,267	13,286
9/20	12,740	17,601	12,932
10/20	12,383	17,222	12,498
11/20	13,507	19,317	13,651
12/20	13,885	20,186	13,985
1/21	13,803	20,096	13,975
2/21	14,126	20,724	14,356
3/21	14,843	21,467	15,149
4/21	15,983	22,573	16,379
5/21	16,148	22,676	16,514
6/21	16,621	23,236	16,971
7/21	17,521	23,628	17,712
8/21	17,812	24,302	18,081
9/21	16,846	23,212	17,010
10/21	18,033	24,782	18,214
11/21	17,763	24,404	18,030
12/21	19,295	25,365	19,761
1/22	17,928	23,873	18,194
2/22	17,216	23,272	17,485
3/22	18,272	24,027	18,721
4/22	17,553	21,870	18,037
5/22	16,543	21,841	17,193
6/22	15,384	20,014	15,972
7/22	16,762	21,891	17,337
8/22	15,813	21,074	16,317
9/22	14,051	19,120	14,242
10/22	14,380	20,688	14,724
11/22	15,125	21,768	15,606
12/22	14,364	20,493	14,831
1/23	15,877	21,905	16,324
2/23	15,179	21,393	15,357
3/23	14,813	21,965	15,090
4/23	15,001	22,199	15,135
5/23	14,389	22,285	14,495
6/23	15,078	23,807	15,271
7/23	15,439	24,661	15,577
8/23	14,953	24,185	15,059
9/23	14,058	23,033	13,999
10/23	13,568	22,422	13,562
11/23	14,925	24,513	15,171
12/23	16,194	25,813	16,515
1/24	15,431	26,099	15,713
2/24	15,665	27,512	16,015
3/24	15,886	28,399	16,300
4/24	14,684	27,150	15,010
5/24	15,590	28,432	15,804
6/24	15,900	29,313	16,154
7/24	16,962	29,857	17,313
8/24	17,878	30,507	18,287
9/24	18,314	31,138	18,866
10/24	17,722	30,910	18,185
11/24	18,290	32,966	18,835
12/24	16,995	31,958	17,328
1/25	17,133	32,967	17,506
2/25	17,944	32,336	18,235
3/25	17,582	30,449	17,805
4/25	17,412	30,245	17,453
5/25	17,431	32,162	17,654
6/25	17,402	33,796	17,639
7/25	17,119	34,540	17,448
8/25	17,566	35,340	18,032
9/25	17,550	36,559	18,110
10/25	17,233	37,343	17,711

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	-2.76%	6.83%	5.59%
Russell 3000 Index	20.81%	16.74%	14.08%
FTSE NAREIT All Equity REIT Index	-2.61%	7.22%	5.88%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,185,219,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 50,039,000
InvestmentCompanyPortfolioTurnover	18.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,185,219 Total Number of Portfolio Holdings37 Portfolio Turnover Rate 18.5% Total Advisory Fees Paid (amount in thousands)$50,039
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.77%
Investment Companies	1.26%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.91%
Money Market Funds	1.26%
Consumer, Cyclical	0.86%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019788
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	R-5
Trading Symbol	PREPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$105	1.06%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate industry. The Fund’s investments outperformed the FTSE NAREIT All Equity REIT Index over the year due to positive stock selection. An overweight to U.S. senior housing stocks remained the key contributor with these companies demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An underweight to a document storage company with data center exposure was also a contributor, with the stock pressured by weaker than expected bookings. Selection within industrial was the main detractor due to the exposure to cold storage stocks which reported weak results on demand concerns. An underweight to malls detracted as the sector performed well on resilient operating performance in the face of tariffs.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $17,780	Russell 3000 Index $37,343	FTSE NAREIT All Equity REIT Index $17,711
10/15	10,000	10,000	10,000
11/15	9,942	10,055	9,983
12/15	10,155	9,849	10,114
1/16	9,750	9,293	9,758
2/16	9,708	9,290	9,716
3/16	10,686	9,944	10,704
4/16	10,393	10,006	10,510
5/16	10,606	10,185	10,753
6/16	11,289	10,206	11,497
7/16	11,711	10,611	11,944
8/16	11,317	10,638	11,529
9/16	11,131	10,655	11,359
10/16	10,521	10,424	10,778
11/16	10,264	10,891	10,517
12/16	10,731	11,103	10,987
1/17	10,673	11,312	11,005
2/17	11,109	11,733	11,446
3/17	10,895	11,741	11,266
4/17	10,914	11,865	11,315
5/17	10,944	11,987	11,301
6/17	11,142	12,095	11,523
7/17	11,256	12,323	11,668
8/17	11,399	12,347	11,743
9/17	11,282	12,648	11,650
10/17	11,341	12,924	11,665
11/17	11,648	13,316	11,975
12/17	11,682	13,450	11,939
1/18	11,356	14,158	11,588
2/18	10,649	13,637	10,745
3/18	11,074	13,363	11,144
4/18	11,156	13,414	11,202
5/18	11,380	13,792	11,605
6/18	11,804	13,883	12,091
7/18	11,860	14,343	12,164
8/18	12,158	14,847	12,502
9/18	11,949	14,871	12,196
10/18	11,588	13,776	11,874
11/18	12,115	14,052	12,438
12/18	11,159	12,745	11,457
1/19	12,440	13,838	12,783
2/19	12,652	14,325	12,852
3/19	13,095	14,534	13,424
4/19	13,175	15,115	13,393
5/19	13,318	14,137	13,479
6/19	13,502	15,130	13,664
7/19	13,694	15,354	13,875
8/19	14,245	15,041	14,449
9/19	14,543	15,305	14,721
10/19	14,871	15,635	14,880
11/19	14,780	16,229	14,650
12/19	14,610	16,698	14,740
1/20	14,905	16,680	14,927
2/20	13,742	15,314	13,878
3/20	11,285	13,208	11,285
4/20	12,180	14,957	12,281
5/20	12,361	15,757	12,492
6/20	12,614	16,117	12,780
7/20	13,342	17,033	13,268
8/20	13,359	18,267	13,286
9/20	12,941	17,601	12,932
10/20	12,581	17,222	12,498
11/20	13,729	19,317	13,651
12/20	14,116	20,186	13,985
1/21	14,038	20,096	13,975
2/21	14,369	20,724	14,356
3/21	15,102	21,467	15,149
4/21	16,262	22,573	16,379
5/21	16,437	22,676	16,514
6/21	16,918	23,236	16,971
7/21	17,845	23,628	17,712
8/21	18,144	24,302	18,081
9/21	17,164	23,212	17,010
10/21	18,381	24,782	18,214
11/21	18,114	24,404	18,030
12/21	19,678	25,365	19,761
1/22	18,287	23,873	18,194
2/22	17,565	23,272	17,485
3/22	18,648	24,027	18,721
4/22	17,919	21,870	18,037
5/22	16,895	21,841	17,193
6/22	15,714	20,014	15,972
7/22	17,125	21,891	17,337
8/22	16,157	21,074	16,317
9/22	14,363	19,120	14,242
10/22	14,703	20,688	14,724
11/22	15,467	21,768	15,606
12/22	14,694	20,493	14,831
1/23	16,247	21,905	16,324
2/23	15,531	21,393	15,357
3/23	15,163	21,965	15,090
4/23	15,359	22,199	15,135
5/23	14,736	22,285	14,495
6/23	15,444	23,807	15,271
7/23	15,818	24,661	15,577
8/23	15,327	24,185	15,059
9/23	14,418	23,033	13,999
10/23	13,916	22,422	13,562
11/23	15,311	24,513	15,171
12/23	16,616	25,813	16,515
1/24	15,836	26,099	15,713
2/24	16,079	27,512	16,015
3/24	16,308	28,399	16,300
4/24	15,085	27,150	15,010
5/24	16,020	28,432	15,804
6/24	16,342	29,313	16,154
7/24	17,439	29,857	17,313
8/24	18,385	30,507	18,287
9/24	18,834	31,138	18,866
10/24	18,230	30,910	18,185
11/24	18,821	32,966	18,835
12/24	17,489	31,958	17,328
1/25	17,639	32,967	17,506
2/25	18,484	32,336	18,235
3/25	18,107	30,449	17,805
4/25	17,937	30,245	17,453
5/25	17,963	32,162	17,654
6/25	17,935	33,796	17,639
7/25	17,652	34,540	17,448
8/25	18,119	35,340	18,032
9/25	18,104	36,559	18,110
10/25	17,780	37,343	17,711

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	-2.47%	7.16%	5.92%
Russell 3000 Index	20.81%	16.74%	14.08%
FTSE NAREIT All Equity REIT Index	-2.61%	7.22%	5.88%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,185,219,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 50,039,000
InvestmentCompanyPortfolioTurnover	18.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,185,219 Total Number of Portfolio Holdings37 Portfolio Turnover Rate 18.5% Total Advisory Fees Paid (amount in thousands)$50,039
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.77%
Investment Companies	1.26%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.91%
Money Market Funds	1.26%
Consumer, Cyclical	0.86%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000175486
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	R-6
Trading Symbol	PFRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$80	0.81%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate industry. The Fund’s investments outperformed the FTSE NAREIT All Equity REIT Index over the year due to positive stock selection. An overweight to U.S. senior housing stocks remained the key contributor with these companies demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An underweight to a document storage company with data center exposure was also a contributor, with the stock pressured by weaker than expected bookings. Selection within industrial was the main detractor due to the exposure to cold storage stocks which reported weak results on demand concerns. An underweight to malls detracted as the sector performed well on resilient operating performance in the face of tariffs.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $18,109	Russell 3000 Index $37,343	FTSE NAREIT All Equity REIT Index $17,711
10/15	10,000	10,000	10,000
11/15	9,938	10,055	9,983
12/15	10,147	9,849	10,114
1/16	9,737	9,293	9,758
2/16	9,695	9,290	9,716
3/16	10,669	9,944	10,704
4/16	10,370	10,006	10,510
5/16	10,585	10,185	10,753
6/16	11,262	10,206	11,497
7/16	11,680	10,611	11,944
8/16	11,285	10,638	11,529
9/16	11,097	10,655	11,359
10/16	10,485	10,424	10,778
11/16	10,230	10,891	10,517
12/16	10,695	11,103	10,987
1/17	10,638	11,312	11,005
2/17	11,074	11,733	11,446
3/17	10,864	11,741	11,266
4/17	10,883	11,865	11,315
5/17	10,916	11,987	11,301
6/17	11,112	12,095	11,523
7/17	11,227	12,323	11,668
8/17	11,374	12,347	11,743
9/17	11,259	12,648	11,650
10/17	11,321	12,924	11,665
11/17	11,632	13,316	11,975
12/17	11,667	13,450	11,939
1/18	11,343	14,158	11,588
2/18	10,641	13,637	10,745
3/18	11,067	13,363	11,144
4/18	11,151	13,414	11,202
5/18	11,373	13,792	11,605
6/18	11,803	13,883	12,091
7/18	11,863	14,343	12,164
8/18	12,165	14,847	12,502
9/18	11,955	14,871	12,196
10/18	11,596	13,776	11,874
11/18	12,125	14,052	12,438
12/18	11,175	12,745	11,457
1/19	12,453	13,838	12,783
2/19	12,668	14,325	12,852
3/19	13,118	14,534	13,424
4/19	13,201	15,115	13,393
5/19	13,350	14,137	13,479
6/19	13,531	15,130	13,664
7/19	13,727	15,354	13,875
8/19	14,285	15,041	14,449
9/19	14,582	15,305	14,721
10/19	14,920	15,635	14,880
11/19	14,827	16,229	14,650
12/19	14,662	16,698	14,740
1/20	14,958	16,680	14,927
2/20	13,796	15,314	13,878
3/20	11,333	13,208	11,285
4/20	12,237	14,957	12,281
5/20	12,418	15,757	12,492
6/20	12,675	16,117	12,780
7/20	13,412	17,033	13,268
8/20	13,428	18,267	13,286
9/20	13,016	17,601	12,932
10/20	12,656	17,222	12,498
11/20	13,806	19,317	13,651
12/20	14,204	20,186	13,985
1/21	14,128	20,096	13,975
2/21	14,460	20,724	14,356
3/21	15,199	21,467	15,149
4/21	16,373	22,573	16,379
5/21	16,553	22,676	16,514
6/21	17,047	23,236	16,971
7/21	17,978	23,628	17,712
8/21	18,291	24,302	18,081
9/21	17,302	23,212	17,010
10/21	18,532	24,782	18,214
11/21	18,262	24,404	18,030
12/21	19,848	25,365	19,761
1/22	18,453	23,873	18,194
2/22	17,724	23,272	17,485
3/22	18,819	24,027	18,721
4/22	18,088	21,870	18,037
5/22	17,060	21,841	17,193
6/22	15,870	20,014	15,972
7/22	17,297	21,891	17,337
8/22	16,328	21,074	16,317
9/22	14,516	19,120	14,242
10/22	14,864	20,688	14,724
11/22	15,635	21,768	15,606
12/22	14,859	20,493	14,831
1/23	16,432	21,905	16,324
2/23	15,713	21,393	15,357
3/23	15,341	21,965	15,090
4/23	15,543	22,199	15,135
5/23	14,920	22,285	14,495
6/23	15,635	23,807	15,271
7/23	16,017	24,661	15,577
8/23	15,522	24,185	15,059
9/23	14,606	23,033	13,999
10/23	14,100	22,422	13,562
11/23	15,516	24,513	15,171
12/23	16,848	25,813	16,515
1/24	16,059	26,099	15,713
2/24	16,308	27,512	16,015
3/24	16,546	28,399	16,300
4/24	15,302	27,150	15,010
5/24	16,253	28,432	15,804
6/24	16,584	29,313	16,154
7/24	17,701	29,857	17,313
8/24	18,664	30,507	18,287
9/24	19,130	31,138	18,866
10/24	18,518	30,910	18,185
11/24	19,124	32,966	18,835
12/24	17,776	31,958	17,328
1/25	17,928	32,967	17,506
2/25	18,788	32,336	18,235
3/25	18,412	30,449	17,805
4/25	18,247	30,245	17,453
5/25	18,279	32,162	17,654
6/25	18,250	33,796	17,639
7/25	17,962	34,540	17,448
8/25	18,442	35,340	18,032
9/25	18,432	36,559	18,110
10/25	18,109	37,343	17,711

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	-2.21%	7.43%	6.12%
Russell 3000 Index	20.81%	16.74%	14.08%
FTSE NAREIT All Equity REIT Index	-2.61%	7.22%	5.88%

Performance Inception Date	Dec. 06, 2000
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,185,219,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 50,039,000
InvestmentCompanyPortfolioTurnover	18.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,185,219 Total Number of Portfolio Holdings37 Portfolio Turnover Rate 18.5% Total Advisory Fees Paid (amount in thousands)$50,039
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.77%
Investment Companies	1.26%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.91%
Money Market Funds	1.26%
Consumer, Cyclical	0.86%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038768
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Class A
Trading Symbol	SABPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 20-60% in fixed-income funds, 40-80% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, relative to the SAM Balanced Blended Index, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $19,598	Russell 3000 Index $37,343
10/15	9,452	10,000
11/15	9,452	10,055
12/15	9,299	9,849
1/16	8,991	9,293
2/16	8,959	9,290
3/16	9,382	9,944
4/16	9,446	10,006
5/16	9,523	10,185
6/16	9,556	10,206
7/16	9,820	10,611
8/16	9,846	10,638
9/16	9,878	10,655
10/16	9,717	10,424
11/16	9,769	10,891
12/16	9,886	11,103
1/17	10,078	11,312
2/17	10,277	11,733
3/17	10,306	11,741
4/17	10,425	11,865
5/17	10,538	11,987
6/17	10,569	12,095
7/17	10,763	12,323
8/17	10,809	12,347
9/17	10,962	12,648
10/17	11,095	12,924
11/17	11,229	13,316
12/17	11,334	13,450
1/18	11,668	14,158
2/18	11,306	13,637
3/18	11,226	13,363
4/18	11,268	13,414
5/18	11,354	13,792
6/18	11,342	13,883
7/18	11,556	14,343
8/18	11,663	14,847
9/18	11,654	14,871
10/18	11,096	13,776
11/18	11,210	14,052
12/18	10,723	12,745
1/19	11,300	13,838
2/19	11,495	14,325
3/19	11,657	14,534
4/19	11,930	15,115
5/19	11,571	14,137
6/19	12,052	15,130
7/19	12,123	15,354
8/19	12,076	15,041
9/19	12,214	15,305
10/19	12,379	15,635
11/19	12,568	16,229
12/19	12,821	16,698
1/20	12,813	16,680
2/20	12,179	15,314
3/20	10,843	13,208
4/20	11,689	14,957
5/20	12,063	15,757
6/20	12,262	16,117
7/20	12,768	17,033
8/20	13,184	18,267
9/20	12,930	17,601
10/20	12,783	17,222
11/20	13,763	19,317
12/20	14,209	20,186
1/21	14,117	20,096
2/21	14,394	20,724
3/21	14,695	21,467
4/21	15,224	22,573
5/21	15,374	22,676
6/21	15,562	23,236
7/21	15,680	23,628
8/21	15,898	24,302
9/21	15,375	23,212
10/21	15,921	24,782
11/21	15,627	24,404
12/21	16,087	25,365
1/22	15,452	23,873
2/22	15,038	23,272
3/22	15,157	24,027
4/22	14,180	21,870
5/22	14,272	21,841
6/22	13,361	20,014
7/22	14,156	21,891
8/22	13,675	21,074
9/22	12,658	19,120
10/22	13,131	20,688
11/22	13,900	21,768
12/22	13,438	20,493
1/23	14,195	21,905
2/23	13,787	21,393
3/23	14,022	21,965
4/23	14,201	22,199
5/23	14,062	22,285
6/23	14,592	23,807
7/23	14,902	24,661
8/23	14,672	24,185
9/23	14,146	23,033
10/23	13,845	22,422
11/23	14,868	24,513
12/23	15,539	25,813
1/24	15,630	26,099
2/24	16,046	27,512
3/24	16,422	28,399
4/24	15,905	27,150
5/24	16,412	28,432
6/24	16,637	29,313
7/24	16,973	29,857
8/24	17,319	30,507
9/24	17,603	31,138
10/24	17,297	30,910
11/24	17,970	32,966
12/24	17,441	31,958
1/25	17,907	32,967
2/25	17,907	32,336
3/25	17,409	30,449
4/25	17,376	30,245
5/25	17,929	32,162
6/25	18,504	33,796
7/25	18,645	34,540
8/25	19,026	35,340
9/25	19,457	36,559
10/25	19,598	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	13.30%	8.92%	7.56%
Class A Shares Including Sales Charge	7.05%	7.70%	6.96%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund’s primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg US Aggregate Index, and 15% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 4,794,136,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 12,654,000
InvestmentCompanyPortfolioTurnover	44.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,794,136 Total Number of Portfolio Holdings27 Portfolio Turnover Rate 44.7% Total Advisory Fees Paid (amount in thousands)$12,654
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	44.21%
Fixed Income Funds	33.11%
International Equity Funds	19.69%
Specialty Funds	2.38%
Money Market Funds	0.65%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038770
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Class C
Trading Symbol	SCBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.36%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 20-60% in fixed-income funds, 40-80% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, relative to the SAM Balanced Blended Index, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $19,500	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	9,994	10,055
12/15	9,825	9,849
1/16	9,496	9,293
2/16	9,455	9,290
3/16	9,896	9,944
4/16	9,958	10,006
5/16	10,033	10,185
6/16	10,057	10,206
7/16	10,324	10,611
8/16	10,352	10,638
9/16	10,374	10,655
10/16	10,203	10,424
11/16	10,251	10,891
12/16	10,363	11,103
1/17	10,560	11,312
2/17	10,765	11,733
3/17	10,786	11,741
4/17	10,906	11,865
5/17	11,019	11,987
6/17	11,040	12,095
7/17	11,237	12,323
8/17	11,280	12,347
9/17	11,435	12,648
10/17	11,562	12,924
11/17	11,696	13,316
12/17	11,801	13,450
1/18	12,131	14,158
2/18	11,748	13,637
3/18	11,658	13,363
4/18	11,696	13,414
5/18	11,778	13,792
6/18	11,758	13,883
7/18	11,976	14,343
8/18	12,074	14,847
9/18	12,056	14,871
10/18	11,470	13,776
11/18	11,590	14,052
12/18	11,072	12,745
1/19	11,661	13,838
2/19	11,858	14,325
3/19	12,014	14,534
4/19	12,292	15,115
5/19	11,915	14,137
6/19	12,403	15,130
7/19	12,468	15,354
8/19	12,403	15,041
9/19	12,541	15,305
10/19	12,705	15,635
11/19	12,886	16,229
12/19	13,143	16,698
1/20	13,126	16,680
2/20	12,474	15,314
3/20	11,094	13,208
4/20	11,958	14,957
5/20	12,322	15,757
6/20	12,522	16,117
7/20	13,031	17,033
8/20	13,446	18,267
9/20	13,181	17,601
10/20	13,020	17,222
11/20	14,012	19,317
12/20	14,457	20,186
1/21	14,353	20,096
2/21	14,622	20,724
3/21	14,917	21,467
4/21	15,447	22,573
5/21	15,586	22,676
6/21	15,768	23,236
7/21	15,881	23,628
8/21	16,090	24,302
9/21	15,551	23,212
10/21	16,090	24,782
11/21	15,777	24,404
12/21	16,242	25,365
1/22	15,585	23,873
2/22	15,166	23,272
3/22	15,271	24,027
4/22	14,281	21,870
5/22	14,367	21,841
6/22	13,435	20,014
7/22	14,225	21,891
8/22	13,740	21,074
9/22	12,701	19,120
10/22	13,168	20,688
11/22	13,931	21,768
12/22	13,468	20,493
1/23	14,206	21,905
2/23	13,796	21,393
3/23	14,021	21,965
4/23	14,185	22,199
5/23	14,042	22,285
6/23	14,556	23,807
7/23	14,853	24,661
8/23	14,618	24,185
9/23	14,090	23,033
10/23	13,772	22,422
11/23	14,793	24,513
12/23	15,461	25,813
1/24	15,552	26,099
2/24	15,965	27,512
3/24	16,339	28,399
4/24	15,824	27,150
5/24	16,329	28,432
6/24	16,553	29,313
7/24	16,887	29,857
8/24	17,232	30,507
9/24	17,514	31,138
10/24	17,210	30,910
11/24	17,880	32,966
12/24	17,353	31,958
1/25	17,816	32,967
2/25	17,816	32,336
3/25	17,321	30,449
4/25	17,288	30,245
5/25	17,839	32,162
6/25	18,410	33,796
7/25	18,551	34,540
8/25	18,930	35,340
9/25	19,359	36,559
10/25	19,500	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	12.44%	8.09%	6.91%
Class C Shares Including Sales Charge	11.44%	8.09%	6.91%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund’s primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg US Aggregate Index, and 15% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 4,794,136,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 12,654,000
InvestmentCompanyPortfolioTurnover	44.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,794,136 Total Number of Portfolio Holdings27 Portfolio Turnover Rate 44.7% Total Advisory Fees Paid (amount in thousands)$12,654
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	44.21%
Fixed Income Funds	33.11%
International Equity Funds	19.69%
Specialty Funds	2.38%
Money Market Funds	0.65%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039365
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Class J
Trading Symbol	PSAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 20-60% in fixed-income funds, 40-80% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, relative to the SAM Balanced Blended Index, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $21,073	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	10,000	10,055
12/15	9,837	9,849
1/16	9,516	9,293
2/16	9,481	9,290
3/16	9,932	9,944
4/16	10,002	10,006
5/16	10,086	10,185
6/16	10,119	10,206
7/16	10,393	10,611
8/16	10,428	10,638
9/16	10,461	10,655
10/16	10,292	10,424
11/16	10,348	10,891
12/16	10,473	11,103
1/17	10,684	11,312
2/17	10,894	11,733
3/17	10,923	11,741
4/17	11,054	11,865
5/17	11,177	11,987
6/17	11,209	12,095
7/17	11,420	12,323
8/17	11,464	12,347
9/17	11,629	12,648
10/17	11,775	12,924
11/17	11,914	13,316
12/17	12,035	13,450
1/18	12,385	14,158
2/18	12,003	13,637
3/18	11,921	13,363
4/18	11,968	13,414
5/18	12,054	13,792
6/18	12,046	13,883
7/18	12,281	14,343
8/18	12,391	14,847
9/18	12,387	14,871
10/18	11,789	13,776
11/18	11,915	14,052
12/18	11,400	12,745
1/19	12,020	13,838
2/19	12,226	14,325
3/19	12,402	14,534
4/19	12,695	15,115
5/19	12,316	14,137
6/19	12,827	15,130
7/19	12,905	15,354
8/19	12,853	15,041
9/19	13,004	15,305
10/19	13,178	15,635
11/19	13,378	16,229
12/19	13,654	16,698
1/20	13,654	16,680
2/20	12,980	15,314
3/20	11,552	13,208
4/20	12,462	14,957
5/20	12,858	15,757
6/20	13,067	16,117
7/20	13,609	17,033
8/20	14,061	18,267
9/20	13,786	17,601
10/20	13,641	17,222
11/20	14,683	19,317
12/20	15,165	20,186
1/21	15,063	20,096
2/21	15,361	20,724
3/21	15,684	21,467
4/21	16,252	22,573
5/21	16,410	22,676
6/21	16,616	23,236
7/21	16,747	23,628
8/21	16,970	24,302
9/21	16,423	23,212
10/21	17,003	24,782
11/21	16,685	24,404
12/21	17,185	25,365
1/22	16,516	23,873
2/22	16,074	23,272
3/22	16,194	24,027
4/22	15,154	21,870
5/22	15,257	21,841
6/22	14,287	20,014
7/22	15,144	21,891
8/22	14,628	21,074
9/22	13,538	19,120
10/22	14,046	20,688
11/22	14,866	21,768
12/22	14,386	20,493
1/23	15,191	21,905
2/23	14,755	21,393
3/23	15,015	21,965
4/23	15,205	22,199
5/23	15,060	22,285
6/23	15,629	23,807
7/23	15,955	24,661
8/23	15,719	24,185
9/23	15,158	23,033
10/23	14,831	22,422
11/23	15,937	24,513
12/23	16,654	25,813
1/24	16,757	26,099
2/24	17,202	27,512
3/24	17,611	28,399
4/24	17,051	27,150
5/24	17,600	28,432
6/24	17,839	29,313
7/24	18,218	29,857
8/24	18,585	30,507
9/24	18,891	31,138
10/24	18,569	30,910
11/24	19,282	32,966
12/24	18,728	31,958
1/25	19,230	32,967
2/25	19,230	32,336
3/25	18,699	30,449
4/25	18,674	30,245
5/25	19,264	32,162
6/25	19,886	33,796
7/25	20,046	34,540
8/25	20,440	35,340
9/25	20,912	36,559
10/25	21,073	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	13.49%	9.09%	7.74%
Class J Shares Including Sales Charge	12.49%	9.09%	7.74%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund’s primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg US Aggregate Index, and 15% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 4,794,136,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 12,654,000
InvestmentCompanyPortfolioTurnover	44.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,794,136 Total Number of Portfolio Holdings27 Portfolio Turnover Rate 44.7% Total Advisory Fees Paid (amount in thousands)$12,654
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	44.21%
Fixed Income Funds	33.11%
International Equity Funds	19.69%
Specialty Funds	2.38%
Money Market Funds	0.65%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038771
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Institutional
Trading Symbol	PSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 20-60% in fixed-income funds, 40-80% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, relative to the SAM Balanced Blended Index, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $21,409	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	10,006	10,055
12/15	9,844	9,849
1/16	9,520	9,293
2/16	9,493	9,290
3/16	9,941	9,944
4/16	10,017	10,006
5/16	10,100	10,185
6/16	10,137	10,206
7/16	10,414	10,611
8/16	10,449	10,638
9/16	10,479	10,655
10/16	10,319	10,424
11/16	10,375	10,891
12/16	10,503	11,103
1/17	10,711	11,312
2/17	10,925	11,733
3/17	10,958	11,741
4/17	11,087	11,865
5/17	11,216	11,987
6/17	11,245	12,095
7/17	11,460	12,323
8/17	11,511	12,347
9/17	11,678	12,648
10/17	11,822	12,924
11/17	11,966	13,316
12/17	12,082	13,450
1/18	12,436	14,158
2/18	12,052	13,637
3/18	11,975	13,363
4/18	12,021	13,414
5/18	12,114	13,792
6/18	12,111	13,883
7/18	12,343	14,343
8/18	12,451	14,847
9/18	12,452	14,871
10/18	11,853	13,776
11/18	11,985	14,052
12/18	11,466	12,745
1/19	12,086	13,838
2/19	12,298	14,325
3/19	12,475	14,534
4/19	12,773	15,115
5/19	12,390	14,137
6/19	12,908	15,130
7/19	12,985	15,354
8/19	12,933	15,041
9/19	13,087	15,305
10/19	13,267	15,635
11/19	13,474	16,229
12/19	13,751	16,698
1/20	13,751	16,680
2/20	13,077	15,314
3/20	11,646	13,208
4/20	12,553	14,957
5/20	12,954	15,757
6/20	13,173	16,117
7/20	13,717	17,033
8/20	14,172	18,267
9/20	13,905	17,601
10/20	13,753	17,222
11/20	14,809	19,317
12/20	15,290	20,186
1/21	15,198	20,096
2/21	15,502	20,724
3/21	15,827	21,467
4/21	16,398	22,573
5/21	16,563	22,676
6/21	16,773	23,236
7/21	16,911	23,628
8/21	17,142	24,302
9/21	16,590	23,212
10/21	17,181	24,782
11/21	16,857	24,404
12/21	17,367	25,365
1/22	16,687	23,873
2/22	16,240	23,272
3/22	16,375	24,027
4/22	15,318	21,870
5/22	15,429	21,841
6/22	14,447	20,014
7/22	15,314	21,891
8/22	14,794	21,074
9/22	13,693	19,120
10/22	14,206	20,688
11/22	15,046	21,768
12/22	14,557	20,493
1/23	15,373	21,905
2/23	14,932	21,393
3/23	15,193	21,965
4/23	15,393	22,199
5/23	15,249	22,285
6/23	15,827	23,807
7/23	16,160	24,661
8/23	15,927	24,185
9/23	15,357	23,033
10/23	15,023	22,422
11/23	16,147	24,513
12/23	16,872	25,813
1/24	16,985	26,099
2/24	17,436	27,512
3/24	17,856	28,399
4/24	17,292	27,150
5/24	17,845	28,432
6/24	18,098	29,313
7/24	18,472	29,857
8/24	18,857	30,507
9/24	19,154	31,138
10/24	18,836	30,910
11/24	19,563	32,966
12/24	18,999	31,958
1/25	19,519	32,967
2/25	19,519	32,336
3/25	18,977	30,449
4/25	18,953	30,245
5/25	19,559	32,162
6/25	20,192	33,796
7/25	20,350	34,540
8/25	20,764	35,340
9/25	21,250	36,559
10/25	21,409	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	13.66%	9.25%	7.91%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund’s primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg US Aggregate Index, and 15% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 4,794,136,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 12,654,000
InvestmentCompanyPortfolioTurnover	44.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,794,136 Total Number of Portfolio Holdings27 Portfolio Turnover Rate 44.7% Total Advisory Fees Paid (amount in thousands)$12,654
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	44.21%
Fixed Income Funds	33.11%
International Equity Funds	19.69%
Specialty Funds	2.38%
Money Market Funds	0.65%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039361
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	R-3
Trading Symbol	PBAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 20-60% in fixed-income funds, 40-80% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, relative to the SAM Balanced Blended Index, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $20,238	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	10,000	10,055
12/15	9,836	9,849
1/16	9,512	9,293
2/16	9,478	9,290
3/16	9,921	9,944
4/16	9,990	10,006
5/16	10,066	10,185
6/16	10,096	10,206
7/16	10,373	10,611
8/16	10,401	10,638
9/16	10,430	10,655
10/16	10,257	10,424
11/16	10,312	10,891
12/16	10,431	11,103
1/17	10,630	11,312
2/17	10,844	11,733
3/17	10,868	11,741
4/17	10,996	11,865
5/17	11,111	11,987
6/17	11,145	12,095
7/17	11,345	12,323
8/17	11,388	12,347
9/17	11,552	12,648
10/17	11,688	12,924
11/17	11,824	13,316
12/17	11,937	13,450
1/18	12,280	14,158
2/18	11,899	13,637
3/18	11,813	13,363
4/18	11,851	13,414
5/18	11,935	13,792
6/18	11,923	13,883
7/18	12,152	14,343
8/18	12,259	14,847
9/18	12,243	14,871
10/18	11,652	13,776
11/18	11,775	14,052
12/18	11,263	12,745
1/19	11,865	13,838
2/19	12,065	14,325
3/19	12,239	14,534
4/19	12,524	15,115
5/19	12,139	14,137
6/19	12,648	15,130
7/19	12,715	15,354
8/19	12,664	15,041
9/19	12,806	15,305
10/19	12,974	15,635
11/19	13,168	16,229
12/19	13,431	16,698
1/20	13,431	16,680
2/20	12,762	15,314
3/20	11,358	13,208
4/20	12,237	14,957
5/20	12,628	15,757
6/20	12,834	16,117
7/20	13,357	17,033
8/20	13,793	18,267
9/20	13,522	17,601
10/20	13,374	17,222
11/20	14,387	19,317
12/20	14,855	20,186
1/21	14,756	20,096
2/21	15,043	20,724
3/21	15,347	21,467
4/21	15,903	22,573
5/21	16,055	22,676
6/21	16,243	23,236
7/21	16,369	23,628
8/21	16,593	24,302
9/21	16,041	23,212
10/21	16,606	24,782
11/21	16,292	24,404
12/21	16,774	25,365
1/22	16,114	23,873
2/22	15,671	23,272
3/22	15,798	24,027
4/22	14,773	21,870
5/22	14,872	21,841
6/22	13,919	20,014
7/22	14,738	21,891
8/22	14,234	21,074
9/22	13,169	19,120
10/22	13,664	20,688
11/22	14,456	21,768
12/22	13,985	20,493
1/23	14,752	21,905
2/23	14,337	21,393
3/23	14,580	21,965
4/23	14,761	22,199
5/23	14,612	22,285
6/23	15,159	23,807
7/23	15,480	24,661
8/23	15,234	24,185
9/23	14,685	23,033
10/23	14,364	22,422
11/23	15,424	24,513
12/23	16,121	25,813
1/24	16,218	26,099
2/24	16,640	27,512
3/24	17,032	28,399
4/24	16,491	27,150
5/24	17,011	28,432
6/24	17,240	29,313
7/24	17,587	29,857
8/24	17,945	30,507
9/24	18,227	31,138
10/24	17,912	30,910
11/24	18,596	32,966
12/24	18,044	31,958
1/25	18,529	32,967
2/25	18,529	32,336
3/25	18,009	30,449
4/25	17,974	30,245
5/25	18,541	32,162
6/25	19,130	33,796
7/25	19,270	34,540
8/25	19,652	35,340
9/25	20,099	36,559
10/25	20,238	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	12.99%	8.64%	7.30%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund’s primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg US Aggregate Index, and 15% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 4,794,136,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 12,654,000
InvestmentCompanyPortfolioTurnover	44.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,794,136 Total Number of Portfolio Holdings27 Portfolio Turnover Rate 44.7% Total Advisory Fees Paid (amount in thousands)$12,654
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	44.21%
Fixed Income Funds	33.11%
International Equity Funds	19.69%
Specialty Funds	2.38%
Money Market Funds	0.65%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039364
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	R-5
Trading Symbol	PSBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 20-60% in fixed-income funds, 40-80% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, relative to the SAM Balanced Blended Index, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $20,874	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	10,000	10,055
12/15	9,837	9,849
1/16	9,514	9,293
2/16	9,479	9,290
3/16	9,928	9,944
4/16	9,997	10,006
5/16	10,080	10,185
6/16	10,111	10,206
7/16	10,395	10,611
8/16	10,422	10,638
9/16	10,453	10,655
10/16	10,287	10,424
11/16	10,342	10,891
12/16	10,465	11,103
1/17	10,672	11,312
2/17	10,879	11,733
3/17	10,912	11,741
4/17	11,040	11,865
5/17	11,162	11,987
6/17	11,198	12,095
7/17	11,406	12,323
8/17	11,449	12,347
9/17	11,614	12,648
10/17	11,751	12,924
11/17	11,895	13,316
12/17	12,010	13,450
1/18	12,362	14,158
2/18	11,979	13,637
3/18	11,896	13,363
4/18	11,942	13,414
5/18	12,034	13,792
6/18	12,023	13,883
7/18	12,246	14,343
8/18	12,361	14,847
9/18	12,354	14,871
10/18	11,759	13,776
11/18	11,883	14,052
12/18	11,368	12,745
1/19	11,983	13,838
2/19	12,185	14,325
3/19	12,363	14,534
4/19	12,650	15,115
5/19	12,270	14,137
6/19	12,784	15,130
7/19	12,860	15,354
8/19	12,809	15,041
9/19	12,954	15,305
10/19	13,133	15,635
11/19	13,328	16,229
12/19	13,604	16,698
1/20	13,604	16,680
2/20	12,927	15,314
3/20	11,510	13,208
4/20	12,408	14,957
5/20	12,804	15,757
6/20	13,014	16,117
7/20	13,552	17,033
8/20	13,994	18,267
9/20	13,730	17,601
10/20	13,570	17,222
11/20	14,615	19,317
12/20	15,091	20,186
1/21	14,991	20,096
2/21	15,281	20,724
3/21	15,602	21,467
4/21	16,166	22,573
5/21	16,329	22,676
6/21	16,527	23,236
7/21	16,654	23,628
8/21	16,881	24,302
9/21	16,335	23,212
10/21	16,909	24,782
11/21	16,599	24,404
12/21	17,093	25,365
1/22	16,422	23,873
2/22	15,982	23,272
3/22	16,105	24,027
4/22	15,073	21,870
5/22	15,173	21,841
6/22	14,206	20,014
7/22	15,049	21,891
8/22	14,537	21,074
9/22	13,454	19,120
10/22	13,958	20,688
11/22	14,775	21,768
12/22	14,295	20,493
1/23	15,088	21,905
2/23	14,654	21,393
3/23	14,912	21,965
4/23	15,097	22,199
5/23	14,956	22,285
6/23	15,515	23,807
7/23	15,842	24,661
8/23	15,603	24,185
9/23	15,044	23,033
10/23	14,727	22,422
11/23	15,809	24,513
12/23	16,533	25,813
1/24	16,632	26,099
2/24	17,074	27,512
3/24	17,477	28,399
4/24	16,923	27,150
5/24	17,466	28,432
6/24	17,702	29,313
7/24	18,068	29,857
8/24	18,435	30,507
9/24	18,725	31,138
10/24	18,413	30,910
11/24	19,126	32,966
12/24	18,565	31,958
1/25	19,062	32,967
2/25	19,062	32,336
3/25	18,532	30,449
4/25	18,497	30,245
5/25	19,090	32,162
6/25	19,697	33,796
7/25	19,852	34,540
8/25	20,256	35,340
9/25	20,719	36,559
10/25	20,874	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	13.37%	8.99%	7.64%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund’s primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg US Aggregate Index, and 15% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 4,794,136,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 12,654,000
InvestmentCompanyPortfolioTurnover	44.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,794,136 Total Number of Portfolio Holdings27 Portfolio Turnover Rate 44.7% Total Advisory Fees Paid (amount in thousands)$12,654
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	44.21%
Fixed Income Funds	33.11%
International Equity Funds	19.69%
Specialty Funds	2.38%
Money Market Funds	0.65%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038718
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Class A
Trading Symbol	SAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 40-80% in fixed-income funds, 20-60% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market debt, which outperformed core fixed income, aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $16,428	Bloomberg US Aggregate Index $12,071
10/15	9,451	10,000
11/15	9,435	9,974
12/15	9,304	9,941
1/16	9,106	10,078
2/16	9,090	10,150
3/16	9,429	10,243
4/16	9,495	10,282
5/16	9,553	10,285
6/16	9,614	10,469
7/16	9,822	10,536
8/16	9,847	10,524
9/16	9,875	10,517
10/16	9,758	10,437
11/16	9,750	10,190
12/16	9,854	10,205
1/17	9,999	10,225
2/17	10,152	10,293
3/17	10,167	10,288
4/17	10,269	10,367
5/17	10,363	10,447
6/17	10,383	10,437
7/17	10,528	10,481
8/17	10,571	10,575
9/17	10,675	10,525
10/17	10,761	10,531
11/17	10,847	10,518
12/17	10,927	10,566
1/18	11,123	10,444
2/18	10,855	10,345
3/18	10,818	10,412
4/18	10,836	10,334
5/18	10,899	10,408
6/18	10,888	10,395
7/18	11,032	10,398
8/18	11,104	10,464
9/18	11,095	10,397
10/18	10,706	10,315
11/18	10,779	10,377
12/18	10,483	10,567
1/19	10,914	10,679
2/19	11,038	10,673
3/19	11,192	10,878
4/19	11,375	10,881
5/19	11,182	11,074
6/19	11,529	11,213
7/19	11,578	11,238
8/19	11,597	11,529
9/19	11,684	11,468
10/19	11,800	11,502
11/19	11,926	11,496
12/19	12,107	11,488
1/20	12,146	11,709
2/20	11,760	11,920
3/20	10,685	11,850
4/20	11,341	12,061
5/20	11,620	12,117
6/20	11,788	12,193
7/20	12,187	12,375
8/20	12,457	12,275
9/20	12,287	12,269
10/20	12,187	12,214
11/20	12,878	12,334
12/20	13,200	12,351
1/21	13,118	12,262
2/21	13,271	12,085
3/21	13,452	11,934
4/21	13,840	12,028
5/21	13,942	12,068
6/21	14,087	12,152
7/21	14,199	12,288
8/21	14,332	12,265
9/21	13,980	12,159
10/21	14,319	12,155
11/21	14,103	12,191
12/21	14,411	12,160
1/22	13,941	11,898
2/22	13,614	11,765
3/22	13,637	11,439
4/22	12,904	11,005
5/22	12,958	11,075
6/22	12,281	10,902
7/22	12,885	11,168
8/22	12,512	10,853
9/22	11,729	10,384
10/22	11,972	10,249
11/22	12,568	10,626
12/22	12,274	10,578
1/23	12,857	10,904
2/23	12,514	10,622
3/23	12,711	10,891
4/23	12,849	10,957
5/23	12,711	10,838
6/23	13,016	10,799
7/23	13,199	10,792
8/23	13,039	10,723
9/23	12,623	10,451
10/23	12,381	10,286
11/23	13,165	10,751
12/23	13,709	11,163
1/24	13,767	11,132
2/24	13,943	10,975
3/24	14,200	11,076
4/24	13,801	10,797
5/24	14,165	10,980
6/24	14,326	11,084
7/24	14,632	11,342
8/24	14,891	11,505
9/24	15,121	11,660
10/24	14,838	11,370
11/24	15,251	11,491
12/24	14,881	11,303
1/25	15,184	11,362
2/25	15,281	11,612
3/25	14,996	11,617
4/25	14,996	11,663
5/25	15,287	11,579
6/25	15,677	11,757
7/25	15,750	11,726
8/25	16,031	11,866
9/25	16,318	11,996
10/25	16,428	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	10.72%	6.15%	5.69%
Class A Shares Including Sales Charge	4.64%	4.96%	5.09%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg US Aggregate Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,882,323,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 5,011,000
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,882,323 Total Number of Portfolio Holdings27 Portfolio Turnover Rate 32.3% Total Advisory Fees Paid (amount in thousands)$5,011
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.18%
Domestic Equity Funds	28.60%
International Equity Funds	12.75%
Specialty Funds	1.86%
Money Market Funds	0.65%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038720
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Class C
Trading Symbol	SCIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.39%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 40-80% in fixed-income funds, 20-60% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market debt, which outperformed core fixed income, aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $16,367	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,975	9,974
12/15	9,826	9,941
1/16	9,615	10,078
2/16	9,597	10,150
3/16	9,941	10,243
4/16	10,011	10,282
5/16	10,055	10,285
6/16	10,119	10,469
7/16	10,331	10,536
8/16	10,358	10,524
9/16	10,377	10,517
10/16	10,245	10,437
11/16	10,227	10,190
12/16	10,327	10,205
1/17	10,480	10,225
2/17	10,633	10,293
3/17	10,647	10,288
4/17	10,747	10,367
5/17	10,837	10,447
6/17	10,846	10,437
7/17	10,990	10,481
8/17	11,036	10,575
9/17	11,134	10,525
10/17	11,215	10,531
11/17	11,296	10,518
12/17	11,369	10,566
1/18	11,566	10,444
2/18	11,284	10,345
3/18	11,233	10,412
4/18	11,252	10,334
5/18	11,309	10,408
6/18	11,285	10,395
7/18	11,426	10,398
8/18	11,501	10,464
9/18	11,480	10,397
10/18	11,074	10,315
11/18	11,140	10,377
12/18	10,829	10,567
1/19	11,260	10,679
2/19	11,390	10,673
3/19	11,545	10,878
4/19	11,725	10,881
5/19	11,514	11,074
6/19	11,863	11,213
7/19	11,913	11,238
8/19	11,923	11,529
9/19	12,001	11,468
10/19	12,112	11,502
11/19	12,233	11,496
12/19	12,408	11,488
1/20	12,449	11,709
2/20	12,038	11,920
3/20	10,929	11,850
4/20	11,598	12,061
5/20	11,876	12,117
6/20	12,037	12,193
7/20	12,429	12,375
8/20	12,707	12,275
9/20	12,518	12,269
10/20	12,415	12,214
11/20	13,117	12,334
12/20	13,425	12,351
1/21	13,341	12,262
2/21	13,488	12,085
3/21	13,656	11,934
4/21	14,044	12,028
5/21	14,149	12,068
6/21	14,286	12,152
7/21	14,391	12,288
8/21	14,517	12,265
9/21	14,147	12,159
10/21	14,483	12,155
11/21	14,262	12,191
12/21	14,562	12,160
1/22	14,070	11,898
2/22	13,735	11,765
3/22	13,742	11,439
4/22	12,993	11,005
5/22	13,049	11,075
6/22	12,353	10,902
7/22	12,958	11,168
8/22	12,577	10,853
9/22	11,776	10,384
10/22	12,012	10,249
11/22	12,595	10,626
12/22	12,306	10,578
1/23	12,874	10,904
2/23	12,526	10,622
3/23	12,723	10,891
4/23	12,839	10,957
5/23	12,700	10,838
6/23	12,991	10,799
7/23	13,165	10,792
8/23	12,991	10,723
9/23	12,577	10,451
10/23	12,321	10,286
11/23	13,116	10,751
12/23	13,658	11,163
1/24	13,716	11,132
2/24	13,890	10,975
3/24	14,147	11,076
4/24	13,750	10,797
5/24	14,112	10,980
6/24	14,272	11,084
7/24	14,577	11,342
8/24	14,835	11,505
9/24	15,065	11,660
10/24	14,782	11,370
11/24	15,194	11,491
12/24	14,826	11,303
1/25	15,127	11,362
2/25	15,223	11,612
3/25	14,940	11,617
4/25	14,940	11,663
5/25	15,230	11,579
6/25	15,618	11,757
7/25	15,691	11,726
8/25	15,971	11,866
9/25	16,257	11,996
10/25	16,367	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	9.87%	5.34%	5.05%
Class C Shares Including Sales Charge	8.87%	5.34%	5.05%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg US Aggregate Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,882,323,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 5,011,000
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,882,323 Total Number of Portfolio Holdings27 Portfolio Turnover Rate 32.3% Total Advisory Fees Paid (amount in thousands)$5,011
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.18%
Domestic Equity Funds	28.60%
International Equity Funds	12.75%
Specialty Funds	1.86%
Money Market Funds	0.65%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039341
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Class J
Trading Symbol	PCBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 40-80% in fixed-income funds, 20-60% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market debt, which outperformed core fixed income, aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $17,659	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,983	9,974
12/15	9,838	9,941
1/16	9,635	10,078
2/16	9,617	10,150
3/16	9,974	10,243
4/16	10,054	10,282
5/16	10,107	10,285
6/16	10,176	10,469
7/16	10,399	10,536
8/16	10,425	10,524
9/16	10,459	10,517
10/16	10,334	10,437
11/16	10,325	10,190
12/16	10,431	10,205
1/17	10,596	10,225
2/17	10,760	10,293
3/17	10,781	10,288
4/17	10,882	10,367
5/17	10,983	10,447
6/17	10,999	10,437
7/17	11,165	10,481
8/17	11,211	10,575
9/17	11,327	10,525
10/17	11,419	10,531
11/17	11,502	10,518
12/17	11,593	10,566
1/18	11,804	10,444
2/18	11,526	10,345
3/18	11,482	10,412
4/18	11,511	10,334
5/18	11,569	10,408
6/18	11,562	10,395
7/18	11,717	10,398
8/18	11,804	10,464
9/18	11,781	10,397
10/18	11,382	10,315
11/18	11,450	10,377
12/18	11,137	10,567
1/19	11,602	10,679
2/19	11,746	10,673
3/19	11,906	10,878
4/19	12,104	10,881
5/19	11,896	11,074
6/19	12,266	11,213
7/19	12,328	11,238
8/19	12,349	11,529
9/19	12,438	11,468
10/19	12,564	11,502
11/19	12,700	11,496
12/19	12,891	11,488
1/20	12,933	11,709
2/20	12,526	11,920
3/20	11,381	11,850
4/20	12,081	12,061
5/20	12,382	12,117
6/20	12,569	12,193
7/20	12,990	12,375
8/20	13,282	12,275
9/20	13,104	12,269
10/20	12,995	12,214
11/20	13,743	12,334
12/20	14,075	12,351
1/21	13,998	12,262
2/21	14,164	12,085
3/21	14,354	11,934
4/21	14,764	12,028
5/21	14,886	12,068
6/21	15,048	12,152
7/21	15,170	12,288
8/21	15,314	12,265
9/21	14,927	12,159
10/21	15,295	12,155
11/21	15,072	12,191
12/21	15,401	12,160
1/22	14,891	11,898
2/22	14,559	11,765
3/22	14,578	11,439
4/22	13,793	11,005
5/22	13,865	11,075
6/22	13,135	10,902
7/22	13,780	11,168
8/22	13,385	10,853
9/22	12,552	10,384
10/22	12,805	10,249
11/22	13,441	10,626
12/22	13,138	10,578
1/23	13,760	10,904
2/23	13,400	10,622
3/23	13,621	10,891
4/23	13,758	10,957
5/23	13,609	10,838
6/23	13,934	10,799
7/23	14,147	10,792
8/23	13,972	10,723
9/23	13,538	10,451
10/23	13,261	10,286
11/23	14,104	10,751
12/23	14,704	11,163
1/24	14,755	11,132
2/24	14,946	10,975
3/24	15,234	11,076
4/24	14,811	10,797
5/24	15,195	10,980
6/24	15,378	11,084
7/24	15,700	11,342
8/24	15,995	11,505
9/24	16,228	11,660
10/24	15,932	11,370
11/24	16,383	11,491
12/24	15,986	11,303
1/25	16,304	11,362
2/25	16,410	11,612
3/25	16,118	11,617
4/25	16,118	11,663
5/25	16,423	11,579
6/25	16,843	11,757
7/25	16,923	11,726
8/25	17,230	11,866
9/25	17,552	11,996
10/25	17,659	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	10.85%	6.33%	5.85%
Class J Shares Including Sales Charge	9.85%	6.33%	5.85%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg US Aggregate Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,882,323,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 5,011,000
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,882,323 Total Number of Portfolio Holdings27 Portfolio Turnover Rate 32.3% Total Advisory Fees Paid (amount in thousands)$5,011
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.18%
Domestic Equity Funds	28.60%
International Equity Funds	12.75%
Specialty Funds	1.86%
Money Market Funds	0.65%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038721
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Institutional
Trading Symbol	PCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 40-80% in fixed-income funds, 20-60% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market debt, which outperformed core fixed income, aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $17,923	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,992	9,974
12/15	9,852	9,941
1/16	9,640	10,078
2/16	9,631	10,150
3/16	9,983	10,243
4/16	10,063	10,282
5/16	10,125	10,285
6/16	10,189	10,469
7/16	10,411	10,536
8/16	10,447	10,524
9/16	10,477	10,517
10/16	10,352	10,437
11/16	10,352	10,190
12/16	10,463	10,205
1/17	10,618	10,225
2/17	10,791	10,293
3/17	10,807	10,288
4/17	10,917	10,367
5/17	11,018	10,447
6/17	11,038	10,437
7/17	11,204	10,481
8/17	11,250	10,575
9/17	11,361	10,525
10/17	11,463	10,531
11/17	11,555	10,518
12/17	11,641	10,566
1/18	11,852	10,444
2/18	11,574	10,345
3/18	11,534	10,412
4/18	11,563	10,334
5/18	11,631	10,408
6/18	11,609	10,395
7/18	11,774	10,398
8/18	11,861	10,464
9/18	11,842	10,397
10/18	11,433	10,315
11/18	11,521	10,377
12/18	11,202	10,567
1/19	11,668	10,679
2/19	11,812	10,673
3/19	11,978	10,878
4/19	12,175	10,881
5/19	11,967	11,074
6/19	12,342	11,213
7/19	12,405	11,238
8/19	12,426	11,529
9/19	12,520	11,468
10/19	12,656	11,502
11/19	12,782	11,496
12/19	12,977	11,488
1/20	13,031	11,709
2/20	12,612	11,920
3/20	11,468	11,850
4/20	12,170	12,061
5/20	12,483	12,117
6/20	12,664	12,193
7/20	13,087	12,375
8/20	13,390	12,275
9/20	13,205	12,269
10/20	13,096	12,214
11/20	13,848	12,334
12/20	14,196	12,351
1/21	14,119	12,262
2/21	14,285	12,085
3/21	14,482	11,934
4/21	14,894	12,028
5/21	15,016	12,068
6/21	15,185	12,152
7/21	15,308	12,288
8/21	15,453	12,265
9/21	15,069	12,159
10/21	15,439	12,155
11/21	15,215	12,191
12/21	15,550	12,160
1/22	15,050	11,898
2/22	14,704	11,765
3/22	14,729	11,439
4/22	13,939	11,005
5/22	14,011	11,075
6/22	13,269	10,902
7/22	13,931	11,168
8/22	13,534	10,853
9/22	12,689	10,384
10/22	12,942	10,249
11/22	13,595	10,626
12/22	13,296	10,578
1/23	13,923	10,904
2/23	13,559	10,622
3/23	13,774	10,891
4/23	13,925	10,957
5/23	13,774	10,838
6/23	14,107	10,799
7/23	14,321	10,792
8/23	14,145	10,723
9/23	13,699	10,451
10/23	13,433	10,286
11/23	14,283	10,751
12/23	14,890	11,163
1/24	14,942	11,132
2/24	15,147	10,975
3/24	15,429	11,076
4/24	15,003	10,797
5/24	15,403	10,980
6/24	15,579	11,084
7/24	15,917	11,342
8/24	16,202	11,505
9/24	16,455	11,660
10/24	16,143	11,370
11/24	16,612	11,491
12/24	16,203	11,303
1/25	16,537	11,362
2/25	16,643	11,612
3/25	16,341	11,617
4/25	16,355	11,663
5/25	16,663	11,579
6/25	17,093	11,757
7/25	17,174	11,726
8/25	17,484	11,866
9/25	17,815	11,996
10/25	17,923	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	11.03%	6.48%	6.01%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg US Aggregate Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,882,323,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 5,011,000
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,882,323 Total Number of Portfolio Holdings27 Portfolio Turnover Rate 32.3% Total Advisory Fees Paid (amount in thousands)$5,011
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.18%
Domestic Equity Funds	28.60%
International Equity Funds	12.75%
Specialty Funds	1.86%
Money Market Funds	0.65%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039337
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	R-3
Trading Symbol	PCBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 40-80% in fixed-income funds, 20-60% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market debt, which outperformed core fixed income, aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $16,964	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,983	9,974
12/15	9,838	9,941
1/16	9,626	10,078
2/16	9,608	10,150
3/16	9,964	10,243
4/16	10,035	10,282
5/16	10,088	10,285
6/16	10,156	10,469
7/16	10,369	10,536
8/16	10,396	10,524
9/16	10,429	10,517
10/16	10,295	10,437
11/16	10,287	10,190
12/16	10,390	10,205
1/17	10,544	10,225
2/17	10,707	10,293
3/17	10,718	10,288
4/17	10,827	10,367
5/17	10,918	10,447
6/17	10,932	10,437
7/17	11,087	10,481
8/17	11,133	10,575
9/17	11,237	10,525
10/17	11,329	10,531
11/17	11,411	10,518
12/17	11,498	10,566
1/18	11,698	10,444
2/18	11,422	10,345
3/18	11,376	10,412
4/18	11,395	10,334
5/18	11,452	10,408
6/18	11,443	10,395
7/18	11,596	10,398
8/18	11,673	10,464
9/18	11,648	10,397
10/18	11,245	10,315
11/18	11,321	10,377
12/18	11,002	10,567
1/19	11,450	10,679
2/19	11,593	10,673
3/19	11,749	10,878
4/19	11,933	10,881
5/19	11,729	11,074
6/19	12,091	11,213
7/19	12,142	11,238
8/19	12,163	11,529
9/19	12,239	11,468
10/19	12,373	11,502
11/19	12,496	11,496
12/19	12,681	11,488
1/20	12,723	11,709
2/20	12,313	11,920
3/20	11,183	11,850
4/20	11,869	12,061
5/20	12,164	12,117
6/20	12,335	12,193
7/20	12,748	12,375
8/20	13,033	12,275
9/20	12,846	12,269
10/20	12,740	12,214
11/20	13,461	12,334
12/20	13,793	12,351
1/21	13,706	12,262
2/21	13,858	12,085
3/21	14,052	11,934
4/21	14,441	12,028
5/21	14,549	12,068
6/21	14,704	12,152
7/21	14,823	12,288
8/21	14,964	12,265
9/21	14,582	12,159
10/21	14,929	12,155
11/21	14,712	12,191
12/21	15,018	12,160
1/22	14,533	11,898
2/22	14,187	11,765
3/22	14,202	11,439
4/22	13,439	11,005
5/22	13,497	11,075
6/22	12,784	10,902
7/22	13,422	11,168
8/22	13,028	10,853
9/22	12,206	10,384
10/22	12,450	10,249
11/22	13,068	10,626
12/22	12,773	10,578
1/23	13,376	10,904
2/23	13,015	10,622
3/23	13,216	10,891
4/23	13,349	10,957
5/23	13,204	10,838
6/23	13,518	10,799
7/23	13,712	10,792
8/23	13,542	10,723
9/23	13,108	10,451
10/23	12,853	10,286
11/23	13,655	10,751
12/23	14,220	11,163
1/24	14,282	11,132
2/24	14,466	10,975
3/24	14,730	11,076
4/24	14,310	10,797
5/24	14,681	10,980
6/24	14,853	11,084
7/24	15,163	11,342
8/24	15,435	11,505
9/24	15,656	11,660
10/24	15,358	11,370
11/24	15,793	11,491
12/24	15,407	11,303
1/25	15,712	11,362
2/25	15,801	11,612
3/25	15,518	11,617
4/25	15,518	11,663
5/25	15,798	11,579
6/25	16,211	11,757
7/25	16,275	11,726
8/25	16,557	11,866
9/25	16,861	11,996
10/25	16,964	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	10.46%	5.89%	5.43%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg US Aggregate Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,882,323,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 5,011,000
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,882,323 Total Number of Portfolio Holdings27 Portfolio Turnover Rate 32.3% Total Advisory Fees Paid (amount in thousands)$5,011
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.18%
Domestic Equity Funds	28.60%
International Equity Funds	12.75%
Specialty Funds	1.86%
Money Market Funds	0.65%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039340
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	R-5
Trading Symbol	PCBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 40-80% in fixed-income funds, 20-60% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market debt, which outperformed core fixed income, aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $17,501	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,992	9,974
12/15	9,845	9,941
1/16	9,634	10,078
2/16	9,625	10,150
3/16	9,980	10,243
4/16	10,050	10,282
5/16	10,112	10,285
6/16	10,179	10,469
7/16	10,392	10,536
8/16	10,428	10,524
9/16	10,460	10,517
10/16	10,326	10,437
11/16	10,326	10,190
12/16	10,431	10,205
1/17	10,586	10,225
2/17	10,759	10,293
3/17	10,768	10,288
4/17	10,878	10,367
5/17	10,978	10,447
6/17	10,991	10,437
7/17	11,156	10,481
8/17	11,202	10,575
9/17	11,315	10,525
10/17	11,407	10,531
11/17	11,490	10,518
12/17	11,577	10,566
1/18	11,788	10,444
2/18	11,501	10,345
3/18	11,464	10,412
4/18	11,483	10,334
5/18	11,550	10,408
6/18	11,541	10,395
7/18	11,695	10,398
8/18	11,782	10,464
9/18	11,765	10,397
10/18	11,349	10,315
11/18	11,426	10,377
12/18	11,112	10,567
1/19	11,574	10,679
2/19	11,718	10,673
3/19	11,875	10,878
4/19	12,071	10,881
5/19	11,864	11,074
6/19	12,229	11,213
7/19	12,292	11,238
8/19	12,312	11,529
9/19	12,398	11,468
10/19	12,533	11,502
11/19	12,658	11,496
12/19	12,855	11,488
1/20	12,897	11,709
2/20	12,482	11,920
3/20	11,351	11,850
4/20	12,035	12,061
5/20	12,345	12,117
6/20	12,517	12,193
7/20	12,935	12,375
8/20	13,236	12,275
9/20	13,045	12,269
10/20	12,937	12,214
11/20	13,680	12,334
12/20	14,017	12,351
1/21	13,940	12,262
2/21	14,094	12,085
3/21	14,291	11,934
4/21	14,697	12,028
5/21	14,818	12,068
6/21	14,976	12,152
7/21	15,097	12,288
8/21	15,240	12,265
9/21	14,863	12,159
10/21	15,216	12,155
11/21	14,995	12,191
12/21	15,317	12,160
1/22	14,824	11,898
2/22	14,483	11,765
3/22	14,498	11,439
4/22	13,720	11,005
5/22	13,779	11,075
6/22	13,052	10,902
7/22	13,703	11,168
8/22	13,313	10,853
9/22	12,473	10,384
10/22	12,734	10,249
11/22	13,364	10,626
12/22	13,062	10,578
1/23	13,678	10,904
2/23	13,321	10,622
3/23	13,524	10,891
4/23	13,672	10,957
5/23	13,524	10,838
6/23	13,843	10,799
7/23	14,054	10,792
8/23	13,880	10,723
9/23	13,435	10,451
10/23	13,173	10,286
11/23	14,008	10,751
12/23	14,596	11,163
1/24	14,646	11,132
2/24	14,835	10,975
3/24	15,116	11,076
4/24	14,698	10,797
5/24	15,078	10,980
6/24	15,253	11,084
7/24	15,584	11,342
8/24	15,863	11,505
9/24	16,102	11,660
10/24	15,796	11,370
11/24	16,255	11,491
12/24	15,848	11,303
1/25	16,175	11,362
2/25	16,279	11,612
3/25	15,974	11,617
4/25	15,974	11,663
5/25	16,289	11,579
6/25	16,700	11,757
7/25	16,779	11,726
8/25	17,069	11,866
9/25	17,395	11,996
10/25	17,501	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	10.80%	6.23%	5.76%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg US Aggregate Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,882,323,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 5,011,000
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,882,323 Total Number of Portfolio Holdings27 Portfolio Turnover Rate 32.3% Total Advisory Fees Paid (amount in thousands)$5,011
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.18%
Domestic Equity Funds	28.60%
International Equity Funds	12.75%
Specialty Funds	1.86%
Money Market Funds	0.65%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038722
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Class A
Trading Symbol	SAGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 0-40% in fixed-income funds, 60-100% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $22,770	Russell 3000 Index $37,343
10/15	9,448	10,000
11/15	9,459	10,055
12/15	9,284	9,849
1/16	8,856	9,293
2/16	8,810	9,290
3/16	9,313	9,944
4/16	9,371	10,006
5/16	9,480	10,185
6/16	9,475	10,206
7/16	9,787	10,611
8/16	9,810	10,638
9/16	9,850	10,655
10/16	9,642	10,424
11/16	9,764	10,891
12/16	9,890	11,103
1/17	10,129	11,312
2/17	10,380	11,733
3/17	10,428	11,741
4/17	10,583	11,865
5/17	10,714	11,987
6/17	10,768	12,095
7/17	11,013	12,323
8/17	11,079	12,347
9/17	11,306	12,648
10/17	11,491	12,924
11/17	11,676	13,316
12/17	11,802	13,450
1/18	12,288	14,158
2/18	11,822	13,637
3/18	11,705	13,363
4/18	11,763	13,414
5/18	11,867	13,792
6/18	11,835	13,883
7/18	12,133	14,343
8/18	12,262	14,847
9/18	12,256	14,871
10/18	11,504	13,776
11/18	11,679	14,052
12/18	10,975	12,745
1/19	11,714	13,838
2/19	11,972	14,325
3/19	12,142	14,534
4/19	12,504	15,115
5/19	11,972	14,137
6/19	12,600	15,130
7/19	12,682	15,354
8/19	12,563	15,041
9/19	12,756	15,305
10/19	12,970	15,635
11/19	13,221	16,229
12/19	13,558	16,698
1/20	13,512	16,680
2/20	12,636	15,314
3/20	10,962	13,208
4/20	12,006	14,957
5/20	12,467	15,757
6/20	12,713	16,117
7/20	13,335	17,033
8/20	13,896	18,267
9/20	13,566	17,601
10/20	13,373	17,222
11/20	14,664	19,317
12/20	15,257	20,186
1/21	15,138	20,096
2/21	15,559	20,724
3/21	15,988	21,467
4/21	16,687	22,573
5/21	16,877	22,676
6/21	17,116	23,236
7/21	17,259	23,628
8/21	17,561	24,302
9/21	16,854	23,212
10/21	17,632	24,782
11/21	17,243	24,404
12/21	17,884	25,365
1/22	17,040	23,873
2/22	16,514	23,272
3/22	16,755	24,027
4/22	15,498	21,870
5/22	15,618	21,841
6/22	14,464	20,014
7/22	15,489	21,891
8/22	14,894	21,074
9/22	13,602	19,120
10/22	14,335	20,688
11/22	15,299	21,768
12/22	14,647	20,493
1/23	15,582	21,905
2/23	15,100	21,393
3/23	15,379	21,965
4/23	15,610	22,199
5/23	15,456	22,285
6/23	16,246	23,807
7/23	16,690	24,661
8/23	16,381	24,185
9/23	15,707	23,033
10/23	15,331	22,422
11/23	16,622	24,513
12/23	17,420	25,813
1/24	17,556	26,099
2/24	18,190	27,512
3/24	18,698	28,399
4/24	18,025	27,150
5/24	18,688	28,432
6/24	18,971	29,313
7/24	19,371	29,857
8/24	19,800	30,507
9/24	20,131	31,138
10/24	19,800	30,910
11/24	20,726	32,966
12/24	20,008	31,958
1/25	20,667	32,967
2/25	20,552	32,336
3/25	19,819	30,449
4/25	19,756	30,245
5/25	20,583	32,162
6/25	21,336	33,796
7/25	21,535	34,540
8/25	22,017	35,340
9/25	22,592	36,559
10/25	22,770	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	15.00%	11.23%	9.19%
Class A Shares Including Sales Charge	8.68%	9.98%	8.58%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg US Aggregate Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,397,024,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 8,895,000
InvestmentCompanyPortfolioTurnover	41.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,397,024 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 41.9% Total Advisory Fees Paid (amount in thousands)$8,895
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.51%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	56.84%
International Equity Funds	25.77%
Fixed Income Funds	14.66%
Specialty Funds	2.24%
Money Market Funds	0.00%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038724
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Class C
Trading Symbol	SCGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.36%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 0-40% in fixed-income funds, 60-100% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $22,667	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	10,006	10,055
12/15	9,819	9,849
1/16	9,358	9,293
2/16	9,299	9,290
3/16	9,832	9,944
4/16	9,884	10,006
5/16	9,994	10,185
6/16	9,981	10,206
7/16	10,300	10,611
8/16	10,319	10,638
9/16	10,358	10,655
10/16	10,131	10,424
11/16	10,254	10,891
12/16	10,380	11,103
1/17	10,621	11,312
2/17	10,881	11,733
3/17	10,921	11,741
4/17	11,075	11,865
5/17	11,209	11,987
6/17	11,255	12,095
7/17	11,509	12,323
8/17	11,569	12,347
9/17	11,796	12,648
10/17	11,977	12,924
11/17	12,171	13,316
12/17	12,289	13,450
1/18	12,789	14,158
2/18	12,297	13,637
3/18	12,166	13,363
4/18	12,217	13,414
5/18	12,325	13,792
6/18	12,282	13,883
7/18	12,586	14,343
8/18	12,702	14,847
9/18	12,695	14,871
10/18	11,906	13,776
11/18	12,079	14,052
12/18	11,346	12,745
1/19	12,100	13,838
2/19	12,356	14,325
3/19	12,522	14,534
4/19	12,887	15,115
5/19	12,340	14,137
6/19	12,969	15,130
7/19	13,044	15,354
8/19	12,911	15,041
9/19	13,110	15,305
10/19	13,325	15,635
11/19	13,574	16,229
12/19	13,904	16,698
1/20	13,852	16,680
2/20	12,944	15,314
3/20	11,222	13,208
4/20	12,285	14,957
5/20	12,747	15,757
6/20	12,987	16,117
7/20	13,613	17,033
8/20	14,178	18,267
9/20	13,835	17,601
10/20	13,630	17,222
11/20	14,932	19,317
12/20	15,528	20,186
1/21	15,405	20,096
2/21	15,819	20,724
3/21	16,234	21,467
4/21	16,940	22,573
5/21	17,116	22,676
6/21	17,355	23,236
7/21	17,487	23,628
8/21	17,778	24,302
9/21	17,055	23,212
10/21	17,831	24,782
11/21	17,425	24,404
12/21	18,056	25,365
1/22	17,196	23,873
2/22	16,650	23,272
3/22	16,890	24,027
4/22	15,608	21,870
5/22	15,723	21,841
6/22	14,546	20,014
7/22	15,570	21,891
8/22	14,967	21,074
9/22	13,657	19,120
10/22	14,374	20,688
11/22	15,340	21,768
12/22	14,685	20,493
1/23	15,597	21,905
2/23	15,114	21,393
3/23	15,383	21,965
4/23	15,597	22,199
5/23	15,436	22,285
6/23	16,220	23,807
7/23	16,639	24,661
8/23	16,327	24,185
9/23	15,640	23,033
10/23	15,265	22,422
11/23	16,547	24,513
12/23	17,341	25,813
1/24	17,477	26,099
2/24	18,108	27,512
3/24	18,613	28,399
4/24	17,943	27,150
5/24	18,603	28,432
6/24	18,885	29,313
7/24	19,283	29,857
8/24	19,710	30,507
9/24	20,040	31,138
10/24	19,710	30,910
11/24	20,632	32,966
12/24	19,917	31,958
1/25	20,573	32,967
2/25	20,458	32,336
3/25	19,729	30,449
4/25	19,667	30,245
5/25	20,490	32,162
6/25	21,240	33,796
7/25	21,438	34,540
8/25	21,917	35,340
9/25	22,490	36,559
10/25	22,667	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	14.11%	10.36%	8.53%
Class C Shares Including Sales Charge	13.11%	10.36%	8.53%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg US Aggregate Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,397,024,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 8,895,000
InvestmentCompanyPortfolioTurnover	41.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,397,024 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 41.9% Total Advisory Fees Paid (amount in thousands)$8,895
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.51%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	56.84%
International Equity Funds	25.77%
Fixed Income Funds	14.66%
Specialty Funds	2.24%
Money Market Funds	0.00%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039344
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Class J
Trading Symbol	PCGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 0-40% in fixed-income funds, 60-100% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $24,487	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	10,011	10,055
12/15	9,830	9,849
1/16	9,375	9,293
2/16	9,325	9,290
3/16	9,862	9,944
4/16	9,925	10,006
5/16	10,045	10,185
6/16	10,038	10,206
7/16	10,367	10,611
8/16	10,399	10,638
9/16	10,443	10,655
10/16	10,215	10,424
11/16	10,348	10,891
12/16	10,484	11,103
1/17	10,740	11,312
2/17	11,008	11,733
3/17	11,060	11,741
4/17	11,224	11,865
5/17	11,368	11,987
6/17	11,420	12,095
7/17	11,689	12,323
8/17	11,761	12,347
9/17	12,003	12,648
10/17	12,199	12,924
11/17	12,396	13,316
12/17	12,529	13,450
1/18	13,049	14,158
2/18	12,557	13,637
3/18	12,436	13,363
4/18	12,500	13,414
5/18	12,614	13,792
6/18	12,579	13,883
7/18	12,900	14,343
8/18	13,035	14,847
9/18	13,035	14,871
10/18	12,236	13,776
11/18	12,422	14,052
12/18	11,675	12,745
1/19	12,462	13,838
2/19	12,732	14,325
3/19	12,920	14,534
4/19	13,306	15,115
5/19	12,748	14,137
6/19	13,412	15,130
7/19	13,502	15,354
8/19	13,379	15,041
9/19	13,584	15,305
10/19	13,822	15,635
11/19	14,084	16,229
12/19	14,450	16,698
1/20	14,399	16,680
2/20	13,468	15,314
3/20	11,690	13,208
4/20	12,801	14,957
5/20	13,297	15,757
6/20	13,562	16,117
7/20	14,220	17,033
8/20	14,826	18,267
9/20	14,468	17,601
10/20	14,271	17,222
11/20	15,647	19,317
12/20	16,282	20,186
1/21	16,158	20,096
2/21	16,610	20,724
3/21	17,062	21,467
4/21	17,815	22,573
5/21	18,019	22,676
6/21	18,285	23,236
7/21	18,436	23,628
8/21	18,755	24,302
9/21	18,010	23,212
10/21	18,843	24,782
11/21	18,427	24,404
12/21	19,119	25,365
1/22	18,210	23,873
2/22	17,650	23,272
3/22	17,920	24,027
4/22	16,577	21,870
5/22	16,712	21,841
6/22	15,475	20,014
7/22	16,567	21,891
8/22	15,939	21,074
9/22	14,557	19,120
10/22	15,339	20,688
11/22	16,374	21,768
12/22	15,679	20,493
1/23	16,681	21,905
2/23	16,169	21,393
3/23	16,474	21,965
4/23	16,714	22,199
5/23	16,551	22,285
6/23	17,401	23,807
7/23	17,880	24,661
8/23	17,553	24,185
9/23	16,834	23,033
10/23	16,442	22,422
11/23	17,815	24,513
12/23	18,686	25,813
1/24	18,830	26,099
2/24	19,504	27,512
3/24	20,057	28,399
4/24	19,338	27,150
5/24	20,057	28,432
6/24	20,355	29,313
7/24	20,798	29,857
8/24	21,251	30,507
9/24	21,616	31,138
10/24	21,262	30,910
11/24	22,257	32,966
12/24	21,492	31,958
1/25	22,196	32,967
2/25	22,076	32,336
3/25	21,289	30,449
4/25	21,229	30,245
5/25	22,112	32,162
6/25	22,924	33,796
7/25	23,150	34,540
8/25	23,664	35,340
9/25	24,284	36,559
10/25	24,487	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	15.17%	11.40%	9.37%
Class J Shares Including Sales Charge	14.17%	11.40%	9.37%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg US Aggregate Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,397,024,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 8,895,000
InvestmentCompanyPortfolioTurnover	41.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,397,024 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 41.9% Total Advisory Fees Paid (amount in thousands)$8,895
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.51%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	56.84%
International Equity Funds	25.77%
Fixed Income Funds	14.66%
Specialty Funds	2.24%
Money Market Funds	0.00%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038725
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Institutional
Trading Symbol	PCWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 0-40% in fixed-income funds, 60-100% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $24,873	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	10,011	10,055
12/15	9,833	9,849
1/16	9,377	9,293
2/16	9,333	9,290
3/16	9,870	9,944
4/16	9,933	10,006
5/16	10,052	10,185
6/16	10,052	10,206
7/16	10,383	10,611
8/16	10,414	10,638
9/16	10,458	10,655
10/16	10,239	10,424
11/16	10,371	10,891
12/16	10,512	11,103
1/17	10,765	11,312
2/17	11,037	11,733
3/17	11,089	11,741
4/17	11,258	11,865
5/17	11,401	11,987
6/17	11,459	12,095
7/17	11,725	12,323
8/17	11,803	12,347
9/17	12,043	12,648
10/17	12,244	12,924
11/17	12,445	13,316
12/17	12,581	13,450
1/18	13,104	14,158
2/18	12,609	13,637
3/18	12,489	13,363
4/18	12,552	13,414
5/18	12,672	13,792
6/18	12,637	13,883
7/18	12,962	14,343
8/18	13,096	14,847
9/18	13,096	14,871
10/18	12,298	13,776
11/18	12,482	14,052
12/18	11,738	12,745
1/19	12,533	13,838
2/19	12,809	14,325
3/19	12,996	14,534
4/19	13,386	15,115
5/19	12,826	14,137
6/19	13,499	15,130
7/19	13,589	15,354
8/19	13,467	15,041
9/19	13,678	15,305
10/19	13,913	15,635
11/19	14,181	16,229
12/19	14,548	16,698
1/20	14,505	16,680
2/20	13,565	15,314
3/20	11,777	13,208
4/20	12,896	14,957
5/20	13,395	15,757
6/20	13,667	16,117
7/20	14,327	17,033
8/20	14,946	18,267
9/20	14,590	17,601
10/20	14,387	17,222
11/20	15,776	19,317
12/20	16,418	20,186
1/21	16,295	20,096
2/21	16,752	20,724
3/21	17,218	21,467
4/21	17,974	22,573
5/21	18,185	22,676
6/21	18,449	23,236
7/21	18,608	23,628
8/21	18,942	24,302
9/21	18,185	23,212
10/21	19,030	24,782
11/21	18,608	24,404
12/21	19,311	25,365
1/22	18,400	23,873
2/22	17,834	23,272
3/22	18,103	24,027
4/22	16,751	21,870
5/22	16,885	21,841
6/22	15,639	20,014
7/22	16,751	21,891
8/22	16,118	21,074
9/22	14,728	19,120
10/22	15,514	20,688
11/22	16,569	21,768
12/22	15,865	20,493
1/23	16,881	21,905
2/23	16,362	21,393
3/23	16,675	21,965
4/23	16,924	22,199
5/23	16,762	22,285
6/23	17,626	23,807
7/23	18,101	24,661
8/23	17,777	24,185
9/23	17,053	23,033
10/23	16,654	22,422
11/23	18,058	24,513
12/23	18,934	25,813
1/24	19,077	26,099
2/24	19,768	27,512
3/24	20,327	28,399
4/24	19,603	27,150
5/24	20,327	28,432
6/24	20,634	29,313
7/24	21,084	29,857
8/24	21,556	30,507
9/24	21,929	31,138
10/24	21,567	30,910
11/24	22,576	32,966
12/24	21,808	31,958
1/25	22,518	32,967
2/25	22,411	32,336
3/25	21,607	30,449
4/25	21,548	30,245
5/25	22,447	32,162
6/25	23,275	33,796
7/25	23,500	34,540
8/25	24,044	35,340
9/25	24,671	36,559
10/25	24,873	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	15.33%	11.57%	9.54%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg US Aggregate Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,397,024,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 8,895,000
InvestmentCompanyPortfolioTurnover	41.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,397,024 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 41.9% Total Advisory Fees Paid (amount in thousands)$8,895
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.51%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	56.84%
International Equity Funds	25.77%
Fixed Income Funds	14.66%
Specialty Funds	2.24%
Money Market Funds	0.00%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039346
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	R-3
Trading Symbol	PCGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 0-40% in fixed-income funds, 60-100% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $23,521	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	10,006	10,055
12/15	9,819	9,849
1/16	9,365	9,293
2/16	9,314	9,290
3/16	9,845	9,944
4/16	9,908	10,006
5/16	10,022	10,185
6/16	10,009	10,206
7/16	10,337	10,611
8/16	10,363	10,638
9/16	10,400	10,655
10/16	10,179	10,424
11/16	10,306	10,891
12/16	10,436	11,103
1/17	10,690	11,312
2/17	10,951	11,733
3/17	11,003	11,741
4/17	11,159	11,865
5/17	11,302	11,987
6/17	11,348	12,095
7/17	11,608	12,323
8/17	11,673	12,347
9/17	11,914	12,648
10/17	12,103	12,924
11/17	12,298	13,316
12/17	12,421	13,450
1/18	12,930	14,158
2/18	12,443	13,637
3/18	12,315	13,363
4/18	12,372	13,414
5/18	12,485	13,792
6/18	12,450	13,883
7/18	12,761	14,343
8/18	12,888	14,847
9/18	12,888	14,871
10/18	12,089	13,776
11/18	12,266	14,052
12/18	11,524	12,745
1/19	12,301	13,838
2/19	12,568	14,325
3/19	12,746	14,534
4/19	13,126	15,115
5/19	12,568	14,137
6/19	13,223	15,130
7/19	13,304	15,354
8/19	13,174	15,041
9/19	13,376	15,305
10/19	13,603	15,635
11/19	13,862	16,229
12/19	14,211	16,698
1/20	14,161	16,680
2/20	13,237	15,314
3/20	11,490	13,208
4/20	12,573	14,957
5/20	13,052	15,757
6/20	13,313	16,117
7/20	13,951	17,033
8/20	14,547	18,267
9/20	14,186	17,601
10/20	13,985	17,222
11/20	15,328	19,317
12/20	15,953	20,186
1/21	15,823	20,096
2/21	16,257	20,724
3/21	16,699	21,467
4/21	17,428	22,573
5/21	17,628	22,676
6/21	17,871	23,236
7/21	18,019	23,628
8/21	18,331	24,302
9/21	17,585	23,212
10/21	18,400	24,782
11/21	17,984	24,404
12/21	18,647	25,365
1/22	17,761	23,873
2/22	17,214	23,272
3/22	17,469	24,027
4/22	16,149	21,870
5/22	16,272	21,841
6/22	15,065	20,014
7/22	16,130	21,891
8/22	15,508	21,074
9/22	14,160	19,120
10/22	14,914	20,688
11/22	15,923	21,768
12/22	15,240	20,493
1/23	16,203	21,905
2/23	15,706	21,393
3/23	15,991	21,965
4/23	16,224	22,199
5/23	16,065	22,285
6/23	16,880	23,807
7/23	17,334	24,661
8/23	17,017	24,185
9/23	16,308	23,033
10/23	15,928	22,422
11/23	17,260	24,513
12/23	18,083	25,813
1/24	18,221	26,099
2/24	18,873	27,512
3/24	19,386	28,399
4/24	18,702	27,150
5/24	19,376	28,432
6/24	19,664	29,313
7/24	20,081	29,857
8/24	20,519	30,507
9/24	20,861	31,138
10/24	20,508	30,910
11/24	21,460	32,966
12/24	20,716	31,958
1/25	21,395	32,967
2/25	21,268	32,336
3/25	20,509	30,449
4/25	20,429	30,245
5/25	21,280	32,162
6/25	22,061	33,796
7/25	22,257	34,540
8/25	22,751	35,340
9/25	23,338	36,559
10/25	23,521	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	14.69%	10.96%	8.93%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg US Aggregate Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,397,024,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 8,895,000
InvestmentCompanyPortfolioTurnover	41.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,397,024 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 41.9% Total Advisory Fees Paid (amount in thousands)$8,895
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.51%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	56.84%
International Equity Funds	25.77%
Fixed Income Funds	14.66%
Specialty Funds	2.24%
Money Market Funds	0.00%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039343
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	R-5
Trading Symbol	PCWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 0-40% in fixed-income funds, 60-100% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $24,266	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	10,011	10,055
12/15	9,827	9,849
1/16	9,375	9,293
2/16	9,325	9,290
3/16	9,865	9,944
4/16	9,921	10,006
5/16	10,040	10,185
6/16	10,034	10,206
7/16	10,360	10,611
8/16	10,392	10,638
9/16	10,436	10,655
10/16	10,210	10,424
11/16	10,342	10,891
12/16	10,480	11,103
1/17	10,733	11,312
2/17	11,000	11,733
3/17	11,052	11,741
4/17	11,214	11,865
5/17	11,357	11,987
6/17	11,409	12,095
7/17	11,676	12,323
8/17	11,747	12,347
9/17	11,981	12,648
10/17	12,176	12,924
11/17	12,377	13,316
12/17	12,510	13,450
1/18	13,026	14,158
2/18	12,531	13,637
3/18	12,411	13,363
4/18	12,475	13,414
5/18	12,588	13,792
6/18	12,553	13,883
7/18	12,870	14,343
8/18	13,005	14,847
9/18	13,005	14,871
10/18	12,206	13,776
11/18	12,390	14,052
12/18	11,641	12,745
1/19	12,426	13,838
2/19	12,701	14,325
3/19	12,887	14,534
4/19	13,268	15,115
5/19	12,709	14,137
6/19	13,373	15,130
7/19	13,462	15,354
8/19	13,333	15,041
9/19	13,543	15,305
10/19	13,770	15,635
11/19	14,037	16,229
12/19	14,393	16,698
1/20	14,351	16,680
2/20	13,415	15,314
3/20	11,644	13,208
4/20	12,749	14,957
5/20	13,246	15,757
6/20	13,508	16,117
7/20	14,157	17,033
8/20	14,764	18,267
9/20	14,410	17,601
10/20	14,208	17,222
11/20	15,574	19,317
12/20	16,208	20,186
1/21	16,086	20,096
2/21	16,532	20,724
3/21	16,986	21,467
4/21	17,728	22,573
5/21	17,929	22,676
6/21	18,191	23,236
7/21	18,339	23,628
8/21	18,662	24,302
9/21	17,911	23,212
10/21	18,741	24,782
11/21	18,331	24,404
12/21	19,009	25,365
1/22	18,115	23,873
2/22	17,554	23,272
3/22	17,820	24,027
4/22	16,479	21,870
5/22	16,613	21,841
6/22	15,386	20,014
7/22	16,470	21,891
8/22	15,842	21,074
9/22	14,473	19,120
10/22	15,243	20,688
11/22	16,270	21,768
12/22	15,579	20,493
1/23	16,574	21,905
2/23	16,060	21,393
3/23	16,360	21,965
4/23	16,606	22,199
5/23	16,445	22,285
6/23	17,290	23,807
7/23	17,760	24,661
8/23	17,429	24,185
9/23	16,713	23,033
10/23	16,317	22,422
11/23	17,696	24,513
12/23	18,546	25,813
1/24	18,687	26,099
2/24	19,359	27,512
3/24	19,901	28,399
4/24	19,196	27,150
5/24	19,901	28,432
6/24	20,193	29,313
7/24	20,627	29,857
8/24	21,082	30,507
9/24	21,440	31,138
10/24	21,082	30,910
11/24	22,068	32,966
12/24	21,312	31,958
1/25	22,012	32,967
2/25	21,895	32,336
3/25	21,113	30,449
4/25	21,043	30,245
5/25	21,919	32,162
6/25	22,725	33,796
7/25	22,946	34,540
8/25	23,460	35,340
9/25	24,067	36,559
10/25	24,266	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	15.10%	11.30%	9.27%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg US Aggregate Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,397,024,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 8,895,000
InvestmentCompanyPortfolioTurnover	41.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,397,024 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 41.9% Total Advisory Fees Paid (amount in thousands)$8,895
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.51%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	56.84%
International Equity Funds	25.77%
Fixed Income Funds	14.66%
Specialty Funds	2.24%
Money Market Funds	0.00%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038726
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Class A
Trading Symbol	SAUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 55-95% in fixed-income funds, 5-45% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation to emerging market debt, which outperformed core fixed income, was the largest positive contributor to performance for the year. In addition, security selection in emerging market debt aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, hindered performance for the year. Lastly, security selection in U.S. mid cap equities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $14,811	Bloomberg US Aggregate Index $12,071
10/15	9,622	10,000
11/15	9,591	9,974
12/15	9,451	9,941
1/16	9,335	10,078
2/16	9,342	10,150
3/16	9,638	10,243
4/16	9,739	10,282
5/16	9,775	10,285
6/16	9,884	10,469
7/16	10,051	10,536
8/16	10,086	10,524
9/16	10,104	10,517
10/16	10,024	10,437
11/16	9,963	10,190
12/16	10,061	10,205
1/17	10,162	10,225
2/17	10,298	10,293
3/17	10,290	10,288
4/17	10,376	10,367
5/17	10,453	10,447
6/17	10,454	10,437
7/17	10,565	10,481
8/17	10,608	10,575
9/17	10,658	10,525
10/17	10,717	10,531
11/17	10,778	10,518
12/17	10,846	10,566
1/18	10,916	10,444
2/18	10,725	10,345
3/18	10,718	10,412
4/18	10,720	10,334
5/18	10,775	10,408
6/18	10,787	10,395
7/18	10,879	10,398
8/18	10,954	10,464
9/18	10,932	10,397
10/18	10,682	10,315
11/18	10,735	10,377
12/18	10,576	10,567
1/19	10,913	10,679
2/19	11,018	10,673
3/19	11,161	10,878
4/19	11,285	10,881
5/19	11,212	11,074
6/19	11,470	11,213
7/19	11,531	11,238
8/19	11,610	11,529
9/19	11,663	11,468
10/19	11,744	11,502
11/19	11,825	11,496
12/19	11,938	11,488
1/20	12,008	11,709
2/20	11,761	11,920
3/20	10,886	11,850
4/20	11,384	12,061
5/20	11,602	12,117
6/20	11,723	12,193
7/20	12,037	12,375
8/20	12,205	12,275
9/20	12,086	12,269
10/20	12,014	12,214
11/20	12,522	12,334
12/20	12,736	12,351
1/21	12,669	12,262
2/21	12,709	12,085
3/21	12,820	11,934
4/21	13,107	12,028
5/21	13,197	12,068
6/21	13,306	12,152
7/21	13,436	12,288
8/21	13,517	12,265
9/21	13,282	12,159
10/21	13,504	12,155
11/21	13,347	12,191
12/21	13,558	12,160
1/22	13,197	11,898
2/22	12,956	11,765
3/22	12,898	11,439
4/22	12,306	11,005
5/22	12,377	11,075
6/22	11,806	10,902
7/22	12,321	11,168
8/22	11,989	10,853
9/22	11,348	10,384
10/22	11,441	10,249
11/22	11,913	10,626
12/22	11,733	10,578
1/23	12,208	10,904
2/23	11,911	10,622
3/23	12,098	10,891
4/23	12,198	10,957
5/23	12,073	10,838
6/23	12,228	10,799
7/23	12,340	10,792
8/23	12,225	10,723
9/23	11,884	10,451
10/23	11,675	10,286
11/23	12,313	10,751
12/23	12,796	11,163
1/24	12,836	11,132
2/24	12,890	10,975
3/24	13,088	11,076
4/24	12,755	10,797
5/24	13,043	10,980
6/24	13,175	11,084
7/24	13,452	11,342
8/24	13,684	11,505
9/24	13,871	11,660
10/24	13,611	11,370
11/24	13,903	11,491
12/24	13,614	11,303
1/25	13,817	11,362
2/25	13,975	11,612
3/25	13,803	11,617
4/25	13,803	11,663
5/25	13,939	11,579
6/25	14,247	11,757
7/25	14,281	11,726
8/25	14,510	11,866
9/25	14,741	11,996
10/25	14,811	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	8.82%	4.28%	4.41%
Class A Shares Including Sales Charge	4.77%	3.49%	4.01%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg US Aggregate Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,231,962,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 6,197,000
InvestmentCompanyPortfolioTurnover	23.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,231,962 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 23.9% Total Advisory Fees Paid (amount in thousands)$6,197
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	73.26%
Domestic Equity Funds	18.97%
International Equity Funds	6.23%
Specialty Funds	1.06%
Money Market Funds	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038728
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Class C
Trading Symbol	SCUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.38%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 55-95% in fixed-income funds, 5-45% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation to emerging market debt, which outperformed core fixed income, was the largest positive contributor to performance for the year. In addition, security selection in emerging market debt aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, hindered performance for the year. Lastly, security selection in U.S. mid cap equities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $14,483	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,962	9,974
12/15	9,808	9,941
1/16	9,681	10,078
2/16	9,683	10,150
3/16	9,985	10,243
4/16	10,085	10,282
5/16	10,117	10,285
6/16	10,224	10,469
7/16	10,383	10,536
8/16	10,412	10,524
9/16	10,425	10,517
10/16	10,335	10,437
11/16	10,264	10,190
12/16	10,359	10,205
1/17	10,467	10,225
2/17	10,593	10,293
3/17	10,578	10,288
4/17	10,660	10,367
5/17	10,734	10,447
6/17	10,727	10,437
7/17	10,827	10,481
8/17	10,864	10,575
9/17	10,918	10,525
10/17	10,972	10,531
11/17	11,027	10,518
12/17	11,091	10,566
1/18	11,156	10,444
2/18	10,953	10,345
3/18	10,938	10,412
4/18	10,925	10,334
5/18	10,974	10,408
6/18	10,988	10,395
7/18	11,067	10,398
8/18	11,137	10,464
9/18	11,107	10,397
10/18	10,853	10,315
11/18	10,899	10,377
12/18	10,731	10,567
1/19	11,068	10,679
2/19	11,159	10,673
3/19	11,298	10,878
4/19	11,418	10,881
5/19	11,335	11,074
6/19	11,592	11,213
7/19	11,646	11,238
8/19	11,719	11,529
9/19	11,766	11,468
10/19	11,831	11,502
11/19	11,908	11,496
12/19	12,025	11,488
1/20	12,087	11,709
2/20	11,819	11,920
3/20	10,932	11,850
4/20	11,430	12,061
5/20	11,645	12,117
6/20	11,760	12,193
7/20	12,070	12,375
8/20	12,224	12,275
9/20	12,095	12,269
10/20	12,014	12,214
11/20	12,511	12,334
12/20	12,719	12,351
1/21	12,643	12,262
2/21	12,686	12,085
3/21	12,788	11,934
4/21	13,059	12,028
5/21	13,140	12,068
6/21	13,251	12,152
7/21	13,363	12,288
8/21	13,435	12,265
9/21	13,190	12,159
10/21	13,405	12,155
11/21	13,240	12,191
12/21	13,443	12,160
1/22	13,082	11,898
2/22	12,833	11,765
3/22	12,766	11,439
4/22	12,175	11,005
5/22	12,228	11,075
6/22	11,659	10,902
7/22	12,166	11,168
8/22	11,826	10,853
9/22	11,190	10,384
10/22	11,275	10,249
11/22	11,727	10,626
12/22	11,550	10,578
1/23	12,004	10,904
2/23	11,701	10,622
3/23	11,879	10,891
4/23	11,971	10,957
5/23	11,848	10,838
6/23	11,983	10,799
7/23	12,086	10,792
8/23	11,964	10,723
9/23	11,630	10,451
10/23	11,404	10,286
11/23	12,040	10,751
12/23	12,512	11,163
1/24	12,552	11,132
2/24	12,604	10,975
3/24	12,798	11,076
4/24	12,472	10,797
5/24	12,753	10,980
6/24	12,883	11,084
7/24	13,154	11,342
8/24	13,380	11,505
9/24	13,563	11,660
10/24	13,309	11,370
11/24	13,594	11,491
12/24	13,312	11,303
1/25	13,510	11,362
2/25	13,665	11,612
3/25	13,497	11,617
4/25	13,497	11,663
5/25	13,630	11,579
6/25	13,931	11,757
7/25	13,964	11,726
8/25	14,188	11,866
9/25	14,414	11,996
10/25	14,483	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	8.06%	3.48%	3.77%
Class C Shares Including Sales Charge	7.06%	3.48%	3.77%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg US Aggregate Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,231,962,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 6,197,000
InvestmentCompanyPortfolioTurnover	23.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,231,962 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 23.9% Total Advisory Fees Paid (amount in thousands)$6,197
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	73.26%
Domestic Equity Funds	18.97%
International Equity Funds	6.23%
Specialty Funds	1.06%
Money Market Funds	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039353
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Class J
Trading Symbol	PFIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 55-95% in fixed-income funds, 5-45% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation to emerging market debt, which outperformed core fixed income, was the largest positive contributor to performance for the year. In addition, security selection in emerging market debt aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, hindered performance for the year. Lastly, security selection in U.S. mid cap equities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $15,649	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,969	9,974
12/15	9,823	9,941
1/16	9,703	10,078
2/16	9,711	10,150
3/16	10,022	10,243
4/16	10,129	10,282
5/16	10,169	10,285
6/16	10,285	10,469
7/16	10,451	10,536
8/16	10,489	10,524
9/16	10,510	10,517
10/16	10,426	10,437
11/16	10,363	10,190
12/16	10,467	10,205
1/17	10,584	10,225
2/17	10,719	10,293
3/17	10,712	10,288
4/17	10,803	10,367
5/17	10,886	10,447
6/17	10,888	10,437
7/17	10,997	10,481
8/17	11,044	10,575
9/17	11,107	10,525
10/17	11,171	10,531
11/17	11,235	10,518
12/17	11,309	10,566
1/18	11,384	10,444
2/18	11,185	10,345
3/18	11,179	10,412
4/18	11,183	10,334
5/18	11,233	10,408
6/18	11,256	10,395
7/18	11,346	10,398
8/18	11,427	10,464
9/18	11,405	10,397
10/18	11,154	10,315
11/18	11,211	10,377
12/18	11,046	10,567
1/19	11,402	10,679
2/19	11,504	10,673
3/19	11,656	10,878
4/19	11,799	10,881
5/19	11,714	11,074
6/19	11,988	11,213
7/19	12,054	11,238
8/19	12,139	11,529
9/19	12,197	11,468
10/19	12,284	11,502
11/19	12,372	11,496
12/19	12,492	11,488
1/20	12,568	11,709
2/20	12,309	11,920
3/20	11,387	11,850
4/20	11,925	12,061
5/20	12,147	12,117
6/20	12,277	12,193
7/20	12,611	12,375
8/20	12,780	12,275
9/20	12,656	12,269
10/20	12,581	12,214
11/20	13,121	12,334
12/20	13,349	12,351
1/21	13,279	12,262
2/21	13,324	12,085
3/21	13,442	11,934
4/21	13,737	12,028
5/21	13,834	12,068
6/21	13,962	12,152
7/21	14,090	12,288
8/21	14,179	12,265
9/21	13,931	12,159
10/21	14,168	12,155
11/21	14,005	12,191
12/21	14,230	12,160
1/22	13,860	11,898
2/22	13,606	11,765
3/22	13,535	11,439
4/22	12,931	11,005
5/22	12,997	11,075
6/22	12,404	10,902
7/22	12,952	11,168
8/22	12,602	10,853
9/22	11,924	10,384
10/22	12,023	10,249
11/22	12,516	10,626
12/22	12,337	10,578
1/23	12,833	10,904
2/23	12,519	10,622
3/23	12,719	10,891
4/23	12,827	10,957
5/23	12,707	10,838
6/23	12,874	10,799
7/23	12,983	10,792
8/23	12,864	10,723
9/23	12,515	10,451
10/23	12,283	10,286
11/23	12,964	10,751
12/23	13,479	11,163
1/24	13,513	11,132
2/24	13,584	10,975
3/24	13,796	11,076
4/24	13,444	10,797
5/24	13,741	10,980
6/24	13,883	11,084
7/24	14,169	11,342
8/24	14,418	11,505
9/24	14,631	11,660
10/24	14,345	11,370
11/24	14,657	11,491
12/24	14,363	11,303
1/25	14,570	11,362
2/25	14,740	11,612
3/25	14,559	11,617
4/25	14,573	11,663
5/25	14,720	11,579
6/25	15,038	11,757
7/25	15,076	11,726
8/25	15,323	11,866
9/25	15,559	11,996
10/25	15,649	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	9.09%	4.46%	4.58%
Class J Shares Including Sales Charge	8.09%	4.46%	4.58%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg US Aggregate Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,231,962,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 6,197,000
InvestmentCompanyPortfolioTurnover	23.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,231,962 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 23.9% Total Advisory Fees Paid (amount in thousands)$6,197
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	73.26%
Domestic Equity Funds	18.97%
International Equity Funds	6.23%
Specialty Funds	1.06%
Money Market Funds	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038729
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Institutional
Trading Symbol	PIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 55-95% in fixed-income funds, 5-45% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation to emerging market debt, which outperformed core fixed income, was the largest positive contributor to performance for the year. In addition, security selection in emerging market debt aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, hindered performance for the year. Lastly, security selection in U.S. mid cap equities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $15,854	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,971	9,974
12/15	9,835	9,941
1/16	9,708	10,078
2/16	9,727	10,150
3/16	10,029	10,243
4/16	10,137	10,282
5/16	10,187	10,285
6/16	10,295	10,469
7/16	10,471	10,536
8/16	10,511	10,524
9/16	10,533	10,517
10/16	10,451	10,437
11/16	10,390	10,190
12/16	10,495	10,205
1/17	10,613	10,225
2/17	10,749	10,293
3/17	10,753	10,288
4/17	10,836	10,367
5/17	10,920	10,447
6/17	10,923	10,437
7/17	11,042	10,481
8/17	11,090	10,575
9/17	11,145	10,525
10/17	11,210	10,531
11/17	11,276	10,518
12/17	11,350	10,566
1/18	11,427	10,444
2/18	11,239	10,345
3/18	11,224	10,412
4/18	11,229	10,334
5/18	11,290	10,408
6/18	11,305	10,395
7/18	11,405	10,398
8/18	11,486	10,464
9/18	11,466	10,397
10/18	11,207	10,315
11/18	11,274	10,377
12/18	11,101	10,567
1/19	11,459	10,679
2/19	11,572	10,673
3/19	11,724	10,878
4/19	11,858	10,881
5/19	11,785	11,074
6/19	12,060	11,213
7/19	12,127	11,238
8/19	12,213	11,529
9/19	12,272	11,468
10/19	12,360	11,502
11/19	12,449	11,496
12/19	12,571	11,488
1/20	12,648	11,709
2/20	12,390	11,920
3/20	11,469	11,850
4/20	11,997	12,061
5/20	12,231	12,117
6/20	12,362	12,193
7/20	12,697	12,375
8/20	12,868	12,275
9/20	12,744	12,269
10/20	12,681	12,214
11/20	13,212	12,334
12/20	13,441	12,351
1/21	13,373	12,262
2/21	13,429	12,085
3/21	13,550	11,934
4/21	13,847	12,028
5/21	13,946	12,068
6/21	14,076	12,152
7/21	14,206	12,288
8/21	14,296	12,265
9/21	14,049	12,159
10/21	14,289	12,155
11/21	14,126	12,191
12/21	14,353	12,160
1/22	13,984	11,898
2/22	13,731	11,765
3/22	13,662	11,439
4/22	13,046	11,005
5/22	13,113	11,075
6/22	12,520	10,902
7/22	13,071	11,168
8/22	12,722	10,853
9/22	12,043	10,384
10/22	12,144	10,249
11/22	12,650	10,626
12/22	12,461	10,578
1/23	12,960	10,904
2/23	12,657	10,622
3/23	12,859	10,891
4/23	12,957	10,957
5/23	12,838	10,838
6/23	13,007	10,799
7/23	13,129	10,792
8/23	13,011	10,723
9/23	12,650	10,451
10/23	12,417	10,286
11/23	13,102	10,751
12/23	13,632	11,163
1/24	13,668	11,132
2/24	13,740	10,975
3/24	13,955	11,076
4/24	13,603	10,797
5/24	13,901	10,980
6/24	14,046	11,084
7/24	14,346	11,342
8/24	14,597	11,505
9/24	14,800	11,660
10/24	14,525	11,370
11/24	14,841	11,491
12/24	14,534	11,303
1/25	14,755	11,362
2/25	14,927	11,612
3/25	14,747	11,617
4/25	14,750	11,663
5/25	14,900	11,579
6/25	15,233	11,757
7/25	15,274	11,726
8/25	15,524	11,866
9/25	15,763	11,996
10/25	15,854	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	9.15%	4.57%	4.72%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg US Aggregate Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,231,962,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 6,197,000
InvestmentCompanyPortfolioTurnover	23.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,231,962 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 23.9% Total Advisory Fees Paid (amount in thousands)$6,197
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	73.26%
Domestic Equity Funds	18.97%
International Equity Funds	6.23%
Specialty Funds	1.06%
Money Market Funds	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039349
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	R-3
Trading Symbol	PFIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 55-95% in fixed-income funds, 5-45% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation to emerging market debt, which outperformed core fixed income, was the largest positive contributor to performance for the year. In addition, security selection in emerging market debt aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, hindered performance for the year. Lastly, security selection in U.S. mid cap equities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $15,024	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,966	9,974
12/15	9,817	9,941
1/16	9,695	10,078
2/16	9,709	10,150
3/16	10,006	10,243
4/16	10,110	10,282
5/16	10,146	10,285
6/16	10,258	10,469
7/16	10,420	10,536
8/16	10,463	10,524
9/16	10,481	10,517
10/16	10,386	10,437
11/16	10,329	10,190
12/16	10,429	10,205
1/17	10,532	10,225
2/17	10,671	10,293
3/17	10,661	10,288
4/17	10,739	10,367
5/17	10,825	10,447
6/17	10,824	10,437
7/17	10,928	10,481
8/17	10,970	10,575
9/17	11,029	10,525
10/17	11,088	10,531
11/17	11,148	10,518
12/17	11,217	10,566
1/18	11,287	10,444
2/18	11,087	10,345
3/18	11,077	10,412
4/18	11,068	10,334
5/18	11,123	10,408
6/18	11,142	10,395
7/18	11,226	10,398
8/18	11,302	10,464
9/18	11,277	10,397
10/18	11,025	10,315
11/18	11,077	10,377
12/18	10,911	10,567
1/19	11,258	10,679
2/19	11,355	10,673
3/19	11,501	10,878
4/19	11,637	10,881
5/19	11,549	11,074
6/19	11,814	11,213
7/19	11,875	11,238
8/19	11,954	11,529
9/19	12,007	11,468
10/19	12,087	11,502
11/19	12,170	11,496
12/19	12,284	11,488
1/20	12,353	11,709
2/20	12,095	11,920
3/20	11,188	11,850
4/20	11,710	12,061
5/20	11,924	12,117
6/20	12,047	12,193
7/20	12,369	12,375
8/20	12,530	12,275
9/20	12,414	12,269
10/20	12,337	12,214
11/20	12,850	12,334
12/20	13,068	12,351
1/21	12,995	12,262
2/21	13,044	12,085
3/21	13,155	11,934
4/21	13,439	12,028
5/21	13,528	12,068
6/21	13,649	12,152
7/21	13,769	12,288
8/21	13,850	12,265
9/21	13,604	12,159
10/21	13,831	12,155
11/21	13,666	12,191
12/21	13,880	12,160
1/22	13,516	11,898
2/22	13,265	11,765
3/22	13,192	11,439
4/22	12,590	11,005
5/22	12,650	11,075
6/22	12,071	10,902
7/22	12,598	11,168
8/22	12,254	10,853
9/22	11,593	10,384
10/22	11,685	10,249
11/22	12,169	10,626
12/22	11,992	10,578
1/23	12,467	10,904
2/23	12,159	10,622
3/23	12,348	10,891
4/23	12,449	10,957
5/23	12,317	10,838
6/23	12,474	10,799
7/23	12,587	10,792
8/23	12,466	10,723
9/23	12,114	10,451
10/23	11,897	10,286
11/23	12,549	10,751
12/23	13,041	11,163
1/24	13,069	11,132
2/24	13,132	10,975
3/24	13,333	11,076
4/24	12,989	10,797
5/24	13,269	10,980
6/24	13,402	11,084
7/24	13,683	11,342
8/24	13,917	11,505
9/24	14,105	11,660
10/24	13,836	11,370
11/24	14,133	11,491
12/24	13,833	11,303
1/25	14,037	11,362
2/25	14,194	11,612
3/25	14,004	11,617
4/25	14,013	11,663
5/25	14,149	11,579
6/25	14,460	11,757
7/25	14,480	11,726
8/25	14,723	11,866
9/25	14,943	11,996
10/25	15,024	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	8.59%	4.02%	4.15%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg US Aggregate Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,231,962,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 6,197,000
InvestmentCompanyPortfolioTurnover	23.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,231,962 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 23.9% Total Advisory Fees Paid (amount in thousands)$6,197
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	73.26%
Domestic Equity Funds	18.97%
International Equity Funds	6.23%
Specialty Funds	1.06%
Money Market Funds	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039352
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	R-5
Trading Symbol	PFIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 55-95% in fixed-income funds, 5-45% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation to emerging market debt, which outperformed core fixed income, was the largest positive contributor to performance for the year. In addition, security selection in emerging market debt aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, hindered performance for the year. Lastly, security selection in U.S. mid cap equities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $15,511	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,977	9,974
12/15	9,831	9,941
1/16	9,711	10,078
2/16	9,719	10,150
3/16	10,019	10,243
4/16	10,125	10,282
5/16	10,165	10,285
6/16	10,279	10,469
7/16	10,453	10,536
8/16	10,490	10,524
9/16	10,510	10,517
10/16	10,427	10,437
11/16	10,363	10,190
12/16	10,466	10,205
1/17	10,582	10,225
2/17	10,716	10,293
3/17	10,708	10,288
4/17	10,798	10,367
5/17	10,879	10,447
6/17	10,880	10,437
7/17	10,997	10,481
8/17	11,034	10,575
9/17	11,096	10,525
10/17	11,158	10,531
11/17	11,221	10,518
12/17	11,293	10,566
1/18	11,367	10,444
2/18	11,168	10,345
3/18	11,161	10,412
4/18	11,164	10,334
5/18	11,222	10,408
6/18	11,235	10,395
7/18	11,323	10,398
8/18	11,403	10,464
9/18	11,380	10,397
10/18	11,129	10,315
11/18	11,184	10,377
12/18	11,019	10,567
1/19	11,372	10,679
2/19	11,473	10,673
3/19	11,623	10,878
4/19	11,763	10,881
5/19	11,688	11,074
6/19	11,949	11,213
7/19	12,014	11,238
8/19	12,097	11,529
9/19	12,163	11,468
10/19	12,238	11,502
11/19	12,325	11,496
12/19	12,453	11,488
1/20	12,527	11,709
2/20	12,259	11,920
3/20	11,343	11,850
4/20	11,875	12,061
5/20	12,095	12,117
6/20	12,222	12,193
7/20	12,562	12,375
8/20	12,729	12,275
9/20	12,605	12,269
10/20	12,529	12,214
11/20	13,063	12,334
12/20	13,288	12,351
1/21	13,218	12,262
2/21	13,261	12,085
3/21	13,378	11,934
4/21	13,669	12,028
5/21	13,764	12,068
6/21	13,891	12,152
7/21	14,016	12,288
8/21	14,103	12,265
9/21	13,856	12,159
10/21	14,090	12,155
11/21	13,927	12,191
12/21	14,148	12,160
1/22	13,781	11,898
2/22	13,528	11,765
3/22	13,458	11,439
4/22	12,858	11,005
5/22	12,922	11,075
6/22	12,334	10,902
7/22	12,865	11,168
8/22	12,528	10,853
9/22	11,845	10,384
10/22	11,953	10,249
11/22	12,440	10,626
12/22	12,262	10,578
1/23	12,751	10,904
2/23	12,439	10,622
3/23	12,636	10,891
4/23	12,742	10,957
5/23	12,622	10,838
6/23	12,786	10,799
7/23	12,893	10,792
8/23	12,774	10,723
9/23	12,416	10,451
10/23	12,196	10,286
11/23	12,868	10,751
12/23	13,376	11,163
1/24	13,420	11,132
2/24	13,478	10,975
3/24	13,687	11,076
4/24	13,338	10,797
5/24	13,629	10,980
6/24	13,768	11,084
7/24	14,061	11,342
8/24	14,305	11,505
9/24	14,502	11,660
10/24	14,230	11,370
11/24	14,537	11,491
12/24	14,234	11,303
1/25	14,448	11,362
2/25	14,615	11,612
3/25	14,435	11,617
4/25	14,436	11,663
5/25	14,580	11,579
6/25	14,904	11,757
7/25	14,941	11,726
8/25	15,183	11,866
9/25	15,424	11,996
10/25	15,511	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	9.00%	4.36%	4.49%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg US Aggregate Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,231,962,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 6,197,000
InvestmentCompanyPortfolioTurnover	23.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,231,962 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 23.9% Total Advisory Fees Paid (amount in thousands)$6,197
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	73.26%
Domestic Equity Funds	18.97%
International Equity Funds	6.23%
Specialty Funds	1.06%
Money Market Funds	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038730
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Class A
Trading Symbol	SACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 75-100% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $24,962	Russell 3000 Index $37,343
10/15	9,450	10,000
11/15	9,468	10,055
12/15	9,274	9,849
1/16	8,777	9,293
2/16	8,699	9,290
3/16	9,264	9,944
4/16	9,306	10,006
5/16	9,411	10,185
6/16	9,390	10,206
7/16	9,725	10,611
8/16	9,756	10,638
9/16	9,798	10,655
10/16	9,547	10,424
11/16	9,667	10,891
12/16	9,805	11,103
1/17	10,065	11,312
2/17	10,331	11,733
3/17	10,401	11,741
4/17	10,570	11,865
5/17	10,716	11,987
6/17	10,787	12,095
7/17	11,063	12,323
8/17	11,145	12,347
9/17	11,394	12,648
10/17	11,584	12,924
11/17	11,796	13,316
12/17	11,931	13,450
1/18	12,482	14,158
2/18	11,972	13,637
3/18	11,850	13,363
4/18	11,897	13,414
5/18	12,007	13,792
6/18	11,949	13,883
7/18	12,262	14,343
8/18	12,389	14,847
9/18	12,372	14,871
10/18	11,485	13,776
11/18	11,688	14,052
12/18	10,866	12,745
1/19	11,707	13,838
2/19	12,008	14,325
3/19	12,183	14,534
4/19	12,603	15,115
5/19	11,980	14,137
6/19	12,680	15,130
7/19	12,764	15,354
8/19	12,582	15,041
9/19	12,799	15,305
10/19	13,080	15,635
11/19	13,374	16,229
12/19	13,784	16,698
1/20	13,704	16,680
2/20	12,664	15,314
3/20	10,732	13,208
4/20	11,918	14,957
5/20	12,474	15,757
6/20	12,789	16,117
7/20	13,528	17,033
8/20	14,224	18,267
9/20	13,814	17,601
10/20	13,594	17,222
11/20	15,139	19,317
12/20	15,867	20,186
1/21	15,722	20,096
2/21	16,263	20,724
3/21	16,750	21,467
4/21	17,565	22,573
5/21	17,779	22,676
6/21	18,061	23,236
7/21	18,228	23,628
8/21	18,594	24,302
9/21	17,809	23,212
10/21	18,716	24,782
11/21	18,243	24,404
12/21	18,949	25,365
1/22	17,906	23,873
2/22	17,315	23,272
3/22	17,627	24,027
4/22	16,174	21,870
5/22	16,305	21,841
6/22	15,000	20,014
7/22	16,182	21,891
8/22	15,533	21,074
9/22	14,088	19,120
10/22	14,975	20,688
11/22	16,100	21,768
12/22	15,334	20,493
1/23	16,402	21,905
2/23	15,882	21,393
3/23	16,205	21,965
4/23	16,474	22,199
5/23	16,295	22,285
6/23	17,282	23,807
7/23	17,830	24,661
8/23	17,453	24,185
9/23	16,681	23,033
10/23	16,259	22,422
11/23	17,731	24,513
12/23	18,619	25,813
1/24	18,764	26,099
2/24	19,573	27,512
3/24	20,181	28,399
4/24	19,427	27,150
5/24	20,208	28,432
6/24	20,517	29,313
7/24	20,953	29,857
8/24	21,435	30,507
9/24	21,807	31,138
10/24	21,444	30,910
11/24	22,552	32,966
12/24	21,700	31,958
1/25	22,518	32,967
2/25	22,323	32,336
3/25	21,418	30,449
4/25	21,330	30,245
5/25	22,392	32,162
6/25	23,297	33,796
7/25	23,540	34,540
8/25	24,115	35,340
9/25	24,757	36,559
10/25	24,962	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	16.41%	12.92%	10.20%
Class A Shares Including Sales Charge	10.02%	11.65%	9.58%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg US Aggregate Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,456,630,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 6,328,000
InvestmentCompanyPortfolioTurnover	44.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,456,630 Total Number of Portfolio Holdings21 Portfolio Turnover Rate 44.8% Total Advisory Fees Paid (amount in thousands)$6,328
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.20%
International Equity Funds	30.50%
Specialty Funds	2.35%
Fixed Income Funds	1.39%
Money Market Funds	0.60%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038732
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Class C
Trading Symbol	SWHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.38%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 75-100% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $24,822	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	10,016	10,055
12/15	9,804	9,849
1/16	9,277	9,293
2/16	9,181	9,290
3/16	9,774	9,944
4/16	9,810	10,006
5/16	9,912	10,185
6/16	9,888	10,206
7/16	10,236	10,611
8/16	10,260	10,638
9/16	10,302	10,655
10/16	10,026	10,424
11/16	10,152	10,891
12/16	10,284	11,103
1/17	10,557	11,312
2/17	10,829	11,733
3/17	10,897	11,741
4/17	11,058	11,865
5/17	11,206	11,987
6/17	11,274	12,095
7/17	11,559	12,323
8/17	11,633	12,347
9/17	11,887	12,648
10/17	12,079	12,924
11/17	12,289	13,316
12/17	12,424	13,450
1/18	12,992	14,158
2/18	12,450	13,637
3/18	12,311	13,363
4/18	12,358	13,414
5/18	12,463	13,792
6/18	12,391	13,883
7/18	12,708	14,343
8/18	12,834	14,847
9/18	12,814	14,871
10/18	11,882	13,776
11/18	12,087	14,052
12/18	11,227	12,745
1/19	12,093	13,838
2/19	12,392	14,325
3/19	12,562	14,534
4/19	12,991	15,115
5/19	12,336	14,137
6/19	13,056	15,130
7/19	13,128	15,354
8/19	12,926	15,041
9/19	13,144	15,305
10/19	13,428	15,635
11/19	13,727	16,229
12/19	14,128	16,698
1/20	14,035	16,680
2/20	12,964	15,314
3/20	10,983	13,208
4/20	12,180	14,957
5/20	12,745	15,757
6/20	13,057	16,117
7/20	13,807	17,033
8/20	14,507	18,267
9/20	14,086	17,601
10/20	13,849	17,222
11/20	15,409	19,317
12/20	16,138	20,186
1/21	15,980	20,096
2/21	16,523	20,724
3/21	17,004	21,467
4/21	17,819	22,573
5/21	18,029	22,676
6/21	18,300	23,236
7/21	18,458	23,628
8/21	18,817	24,302
9/21	18,011	23,212
10/21	18,913	24,782
11/21	18,432	24,404
12/21	19,123	25,365
1/22	18,064	23,873
2/22	17,449	23,272
3/22	17,761	24,027
4/22	16,286	21,870
5/22	16,409	21,841
6/22	15,085	20,014
7/22	16,258	21,891
8/22	15,596	21,074
9/22	14,130	19,120
10/22	15,019	20,688
11/22	16,135	21,768
12/22	15,351	20,493
1/23	16,412	21,905
2/23	15,881	21,393
3/23	16,193	21,965
4/23	16,453	22,199
5/23	16,256	22,285
6/23	17,233	23,807
7/23	17,764	24,661
8/23	17,379	24,185
9/23	16,599	23,033
10/23	16,162	22,422
11/23	17,632	24,513
12/23	18,515	25,813
1/24	18,659	26,099
2/24	19,463	27,512
3/24	20,068	28,399
4/24	19,319	27,150
5/24	20,096	28,432
6/24	20,403	29,313
7/24	20,836	29,857
8/24	21,315	30,507
9/24	21,685	31,138
10/24	21,324	30,910
11/24	22,426	32,966
12/24	21,579	31,958
1/25	22,392	32,967
2/25	22,199	32,336
3/25	21,298	30,449
4/25	21,211	30,245
5/25	22,266	32,162
6/25	23,167	33,796
7/25	23,409	34,540
8/25	23,980	35,340
9/25	24,619	36,559
10/25	24,822	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	15.53%	12.02%	9.52%
Class C Shares Including Sales Charge	14.53%	12.02%	9.52%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg US Aggregate Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,456,630,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 6,328,000
InvestmentCompanyPortfolioTurnover	44.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,456,630 Total Number of Portfolio Holdings21 Portfolio Turnover Rate 44.8% Total Advisory Fees Paid (amount in thousands)$6,328
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.20%
International Equity Funds	30.50%
Specialty Funds	2.35%
Fixed Income Funds	1.39%
Money Market Funds	0.60%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039359
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Class J
Trading Symbol	PSWJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 75-100% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $26,832	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	10,020	10,055
12/15	9,819	9,849
1/16	9,293	9,293
2/16	9,208	9,290
3/16	9,813	9,944
4/16	9,853	10,006
5/16	9,968	10,185
6/16	9,951	10,206
7/16	10,305	10,611
8/16	10,339	10,638
9/16	10,385	10,655
10/16	10,122	10,424
11/16	10,254	10,891
12/16	10,393	11,103
1/17	10,678	11,312
2/17	10,964	11,733
3/17	11,035	11,741
4/17	11,213	11,865
5/17	11,368	11,987
6/17	11,445	12,095
7/17	11,742	12,323
8/17	11,831	12,347
9/17	12,099	12,648
10/17	12,301	12,924
11/17	12,526	13,316
12/17	12,677	13,450
1/18	13,264	14,158
2/18	12,722	13,637
3/18	12,588	13,363
4/18	12,645	13,414
5/18	12,760	13,792
6/18	12,703	13,883
7/18	13,034	14,343
8/18	13,174	14,847
9/18	13,162	14,871
10/18	12,218	13,776
11/18	12,435	14,052
12/18	11,558	12,745
1/19	12,460	13,838
2/19	12,779	14,325
3/19	12,973	14,534
4/19	13,424	15,115
5/19	12,755	14,137
6/19	13,509	15,130
7/19	13,595	15,354
8/19	13,401	15,041
9/19	13,642	15,305
10/19	13,937	15,635
11/19	14,256	16,229
12/19	14,698	16,698
1/20	14,608	16,680
2/20	13,499	15,314
3/20	11,445	13,208
4/20	12,709	14,957
5/20	13,304	15,757
6/20	13,646	16,117
7/20	14,437	17,033
8/20	15,179	18,267
9/20	14,747	17,601
10/20	14,510	17,222
11/20	16,157	19,317
12/20	16,935	20,186
1/21	16,782	20,096
2/21	17,369	20,724
3/21	17,888	21,467
4/21	18,756	22,573
5/21	18,986	22,676
6/21	19,301	23,236
7/21	19,480	23,628
8/21	19,871	24,302
9/21	19,037	23,212
10/21	20,007	24,782
11/21	19,505	24,404
12/21	20,255	25,365
1/22	19,149	23,873
2/22	18,512	23,272
3/22	18,854	24,027
4/22	17,305	21,870
5/22	17,443	21,841
6/22	16,051	20,014
7/22	17,314	21,891
8/22	16,622	21,074
9/22	15,083	19,120
10/22	16,032	20,688
11/22	17,240	21,768
12/22	16,417	20,493
1/23	17,564	21,905
2/23	17,006	21,393
3/23	17,361	21,965
4/23	17,645	22,199
5/23	17,452	22,285
6/23	18,517	23,807
7/23	19,106	24,661
8/23	18,710	24,185
9/23	17,878	23,033
10/23	17,432	22,422
11/23	19,004	24,513
12/23	19,961	25,813
1/24	20,126	26,099
2/24	21,000	27,512
3/24	21,649	28,399
4/24	20,846	27,150
5/24	21,690	28,432
6/24	22,019	29,313
7/24	22,492	29,857
8/24	23,007	30,507
9/24	23,418	31,138
10/24	23,027	30,910
11/24	24,221	32,966
12/24	23,305	31,958
1/25	24,192	32,967
2/25	23,982	32,336
3/25	23,017	30,449
4/25	22,928	30,245
5/25	24,059	32,162
6/25	25,047	33,796
7/25	25,302	34,540
8/25	25,923	35,340
9/25	26,622	36,559
10/25	26,832	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	16.52%	13.08%	10.37%
Class J Shares Including Sales Charge	15.52%	13.08%	10.37%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg US Aggregate Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,456,630,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 6,328,000
InvestmentCompanyPortfolioTurnover	44.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,456,630 Total Number of Portfolio Holdings21 Portfolio Turnover Rate 44.8% Total Advisory Fees Paid (amount in thousands)$6,328
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.20%
International Equity Funds	30.50%
Specialty Funds	2.35%
Fixed Income Funds	1.39%
Money Market Funds	0.60%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038733
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Institutional
Trading Symbol	PSWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 75-100% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $27,291	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	10,025	10,055
12/15	9,826	9,849
1/16	9,299	9,293
2/16	9,214	9,290
3/16	9,821	9,944
4/16	9,866	10,006
5/16	9,979	10,185
6/16	9,962	10,206
7/16	10,319	10,611
8/16	10,353	10,638
9/16	10,404	10,655
10/16	10,144	10,424
11/16	10,274	10,891
12/16	10,421	11,103
1/17	10,704	11,312
2/17	10,988	11,733
3/17	11,070	11,741
4/17	11,247	11,865
5/17	11,406	11,987
6/17	11,483	12,095
7/17	11,784	12,323
8/17	11,873	12,347
9/17	12,138	12,648
10/17	12,351	12,924
11/17	12,575	13,316
12/17	12,726	13,450
1/18	13,315	14,158
2/18	12,777	13,637
3/18	12,644	13,363
4/18	12,701	13,414
5/18	12,821	13,792
6/18	12,764	13,883
7/18	13,100	14,343
8/18	13,239	14,847
9/18	13,227	14,871
10/18	12,283	13,776
11/18	12,504	14,052
12/18	11,626	12,745
1/19	12,529	13,838
2/19	12,853	14,325
3/19	13,046	14,534
4/19	13,502	15,115
5/19	12,838	14,137
6/19	13,594	15,130
7/19	13,687	15,354
8/19	13,494	15,041
9/19	13,733	15,305
10/19	14,034	15,635
11/19	14,359	16,229
12/19	14,803	16,698
1/20	14,714	16,680
2/20	13,604	15,314
3/20	11,530	13,208
4/20	12,810	14,957
5/20	13,410	15,757
6/20	13,758	16,117
7/20	14,560	17,033
8/20	15,306	18,267
9/20	14,868	17,601
10/20	14,633	17,222
11/20	16,302	19,317
12/20	17,091	20,186
1/21	16,938	20,096
2/21	17,531	20,724
3/21	18,056	21,467
4/21	18,936	22,573
5/21	19,173	22,676
6/21	19,486	23,236
7/21	19,672	23,628
8/21	20,070	24,302
9/21	19,232	23,212
10/21	20,214	24,782
11/21	19,715	24,404
12/21	20,473	25,365
1/22	19,354	23,873
2/22	18,712	23,272
3/22	19,061	24,027
4/22	17,501	21,870
5/22	17,648	21,841
6/22	16,235	20,014
7/22	17,520	21,891
8/22	16,813	21,074
9/22	15,254	19,120
10/22	16,226	20,688
11/22	17,446	21,768
12/22	16,619	20,493
1/23	17,780	21,905
2/23	17,225	21,393
3/23	17,578	21,965
4/23	17,881	22,199
5/23	17,679	22,285
6/23	18,759	23,807
7/23	19,355	24,661
8/23	18,961	24,185
9/23	18,123	23,033
10/23	17,669	22,422
11/23	19,274	24,513
12/23	20,245	25,813
1/24	20,419	26,099
2/24	21,301	27,512
3/24	21,957	28,399
4/24	21,157	27,150
5/24	22,008	28,432
6/24	22,346	29,313
7/24	22,828	29,857
8/24	23,351	30,507
9/24	23,771	31,138
10/24	23,371	30,910
11/24	24,591	32,966
12/24	23,667	31,958
1/25	24,562	32,967
2/25	24,363	32,336
3/25	23,380	30,449
4/25	23,292	30,245
5/25	24,452	32,162
6/25	25,446	33,796
7/25	25,722	34,540
8/25	26,352	35,340
9/25	27,070	36,559
10/25	27,291	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	16.77%	13.28%	10.56%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg US Aggregate Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,456,630,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 6,328,000
InvestmentCompanyPortfolioTurnover	44.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,456,630 Total Number of Portfolio Holdings21 Portfolio Turnover Rate 44.8% Total Advisory Fees Paid (amount in thousands)$6,328
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.20%
International Equity Funds	30.50%
Specialty Funds	2.35%
Fixed Income Funds	1.39%
Money Market Funds	0.60%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039355
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	R-3
Trading Symbol	PSGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 75-100% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $25,811	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	10,015	10,055
12/15	9,814	9,849
1/16	9,282	9,293
2/16	9,196	9,290
3/16	9,797	9,944
4/16	9,837	10,006
5/16	9,945	10,185
6/16	9,923	10,206
7/16	10,277	10,611
8/16	10,306	10,638
9/16	10,351	10,655
10/16	10,083	10,424
11/16	10,208	10,891
12/16	10,346	11,103
1/17	10,624	11,312
2/17	10,902	11,733
3/17	10,973	11,741
4/17	11,145	11,865
5/17	11,299	11,987
6/17	11,370	12,095
7/17	11,666	12,323
8/17	11,743	12,347
9/17	12,009	12,648
10/17	12,205	12,924
11/17	12,424	13,316
12/17	12,570	13,450
1/18	13,146	14,158
2/18	12,608	13,637
3/18	12,469	13,363
4/18	12,520	13,414
5/18	12,633	13,792
6/18	12,570	13,883
7/18	12,899	14,343
8/18	13,032	14,847
9/18	13,013	14,871
10/18	12,071	13,776
11/18	12,286	14,052
12/18	11,418	12,745
1/19	12,302	13,838
2/19	12,609	14,325
3/19	12,801	14,534
4/19	13,239	15,115
5/19	12,578	14,137
6/19	13,316	15,130
7/19	13,400	15,354
8/19	13,201	15,041
9/19	13,431	15,305
10/19	13,723	15,635
11/19	14,031	16,229
12/19	14,459	16,698
1/20	14,362	16,680
2/20	13,278	15,314
3/20	11,247	13,208
4/20	12,484	14,957
5/20	13,070	15,757
6/20	13,399	16,117
7/20	14,170	17,033
8/20	14,892	18,267
9/20	14,467	17,601
10/20	14,226	17,222
11/20	15,839	19,317
12/20	16,599	20,186
1/21	16,441	20,096
2/21	17,008	20,724
3/21	17,517	21,467
4/21	18,359	22,573
5/21	18,576	22,676
6/21	18,876	23,236
7/21	19,043	23,628
8/21	19,418	24,302
9/21	18,601	23,212
10/21	19,543	24,782
11/21	19,051	24,404
12/21	19,776	25,365
1/22	18,686	23,873
2/22	18,064	23,272
3/22	18,388	24,027
4/22	16,875	21,870
5/22	17,001	21,841
6/22	15,640	20,014
7/22	16,866	21,891
8/22	16,181	21,074
9/22	14,676	19,120
10/22	15,595	20,688
11/22	16,767	21,768
12/22	15,966	20,493
1/23	17,072	21,905
2/23	16,529	21,393
3/23	16,865	21,965
4/23	17,141	22,199
5/23	16,944	22,285
6/23	17,971	23,807
7/23	18,535	24,661
8/23	18,149	24,185
9/23	17,339	23,033
10/23	16,894	22,422
11/23	18,416	24,513
12/23	19,341	25,813
1/24	19,491	26,099
2/24	20,329	27,512
3/24	20,948	28,399
4/24	20,169	27,150
5/24	20,978	28,432
6/24	21,287	29,313
7/24	21,736	29,857
8/24	22,225	30,507
9/24	22,615	31,138
10/24	22,225	30,910
11/24	23,373	32,966
12/24	22,490	31,958
1/25	23,325	32,967
2/25	23,122	32,336
3/25	22,179	30,449
4/25	22,082	30,245
5/25	23,175	32,162
6/25	24,118	33,796
7/25	24,354	34,540
8/25	24,954	35,340
9/25	25,607	36,559
10/25	25,811	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	16.13%	12.65%	9.95%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg US Aggregate Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,456,630,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 6,328,000
InvestmentCompanyPortfolioTurnover	44.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,456,630 Total Number of Portfolio Holdings21 Portfolio Turnover Rate 44.8% Total Advisory Fees Paid (amount in thousands)$6,328
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.20%
International Equity Funds	30.50%
Specialty Funds	2.35%
Fixed Income Funds	1.39%
Money Market Funds	0.60%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039358
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	R-5
Trading Symbol	PSGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 75-100% in equity funds, and up to 20% in specialty funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $26,625	Russell 3000 Index $37,343
10/15	10,000	10,000
11/15	10,015	10,055
12/15	9,817	9,849
1/16	9,293	9,293
2/16	9,201	9,290
3/16	9,806	9,944
4/16	9,851	10,006
5/16	9,960	10,185
6/16	9,942	10,206
7/16	10,296	10,611
8/16	10,330	10,638
9/16	10,376	10,655
10/16	10,114	10,424
11/16	10,239	10,891
12/16	10,386	11,103
1/17	10,665	11,312
2/17	10,949	11,733
3/17	11,026	11,741
4/17	11,198	11,865
5/17	11,358	11,987
6/17	11,429	12,095
7/17	11,725	12,323
8/17	11,814	12,347
9/17	12,081	12,648
10/17	12,282	12,924
11/17	12,507	13,316
12/17	12,655	13,450
1/18	13,239	14,158
2/18	12,700	13,637
3/18	12,566	13,363
4/18	12,623	13,414
5/18	12,738	13,792
6/18	12,674	13,883
7/18	13,011	14,343
8/18	13,144	14,847
9/18	13,131	14,871
10/18	12,186	13,776
11/18	12,408	14,052
12/18	11,533	12,745
1/19	12,429	13,838
2/19	12,746	14,325
3/19	12,932	14,534
4/19	13,388	15,115
5/19	12,723	14,137
6/19	13,465	15,130
7/19	13,558	15,354
8/19	13,357	15,041
9/19	13,597	15,305
10/19	13,890	15,635
11/19	14,207	16,229
12/19	14,646	16,698
1/20	14,557	16,680
2/20	13,455	15,314
3/20	11,406	13,208
4/20	12,661	14,957
5/20	13,253	15,757
6/20	13,593	16,117
7/20	14,387	17,033
8/20	15,116	18,267
9/20	14,686	17,601
10/20	14,451	17,222
11/20	16,096	19,317
12/20	16,865	20,186
1/21	16,713	20,096
2/21	17,296	20,724
3/21	17,811	21,467
4/21	18,681	22,573
5/21	18,901	22,676
6/21	19,213	23,236
7/21	19,391	23,628
8/21	19,780	24,302
9/21	18,943	23,212
10/21	19,915	24,782
11/21	19,416	24,404
12/21	20,157	25,365
1/22	19,060	23,873
2/22	18,420	23,272
3/22	18,758	24,027
4/22	17,212	21,870
5/22	17,359	21,841
6/22	15,968	20,014
7/22	17,231	21,891
8/22	16,536	21,074
9/22	14,999	19,120
10/22	15,941	20,688
11/22	17,139	21,768
12/22	16,328	20,493
1/23	17,464	21,905
2/23	16,911	21,393
3/23	17,263	21,965
4/23	17,545	22,199
5/23	17,354	22,285
6/23	18,409	23,807
7/23	18,992	24,661
8/23	18,600	24,185
9/23	17,776	23,033
10/23	17,323	22,422
11/23	18,892	24,513
12/23	19,837	25,813
1/24	20,000	26,099
2/24	20,866	27,512
3/24	21,508	28,399
4/24	20,714	27,150
5/24	21,539	28,432
6/24	21,875	29,313
7/24	22,334	29,857
8/24	22,843	30,507
9/24	23,250	31,138
10/24	22,853	30,910
11/24	24,045	32,966
12/24	23,135	31,958
1/25	24,013	32,967
2/25	23,804	32,336
3/25	22,838	30,449
4/25	22,751	30,245
5/25	23,870	32,162
6/25	24,847	33,796
7/25	25,110	34,540
8/25	25,725	35,340
9/25	26,405	36,559
10/25	26,625	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	16.50%	13.00%	10.29%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg US Aggregate Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,456,630,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 6,328,000
InvestmentCompanyPortfolioTurnover	44.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,456,630 Total Number of Portfolio Holdings21 Portfolio Turnover Rate 44.8% Total Advisory Fees Paid (amount in thousands)$6,328
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.20%
International Equity Funds	30.50%
Specialty Funds	2.35%
Fixed Income Funds	1.39%
Money Market Funds	0.60%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038764
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	Class A
Trading Symbol	SRHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high-quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund’s investments also include corporate securities, government securities, mortgage-backed and asset-backed securities ("ABS"), and foreign securities. Contributors to the Fund’s investment performance against the Bloomberg Credit 1-3 Year Index (“Index”) included out-of-Index allocation to commercial mortgage-backed securities, underweight position in foreign government securities, out-of-Index allocation to student loan asset-backed securities, and security selection in banking. Detractors from the Fund’s investment performance included out-of-Index allocation to other ABS, out-of-Index allocation to auto ABS, and out-of-Index allocation to U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $12,243	Bloomberg US Aggregate Index $12,071	Bloomberg Credit 1-3 Year Index $12,821
10/15	9,775	10,000	10,000
11/15	9,761	9,974	9,990
12/15	9,733	9,941	9,970
1/16	9,769	10,078	10,003
2/16	9,781	10,150	10,008
3/16	9,842	10,243	10,084
4/16	9,880	10,282	10,119
5/16	9,877	10,285	10,117
6/16	9,939	10,469	10,182
7/16	9,969	10,536	10,198
8/16	9,975	10,524	10,198
9/16	9,990	10,517	10,208
10/16	9,988	10,437	10,210
11/16	9,936	10,190	10,167
12/16	9,952	10,205	10,180
1/17	9,973	10,225	10,209
2/17	10,011	10,293	10,239
3/17	10,018	10,288	10,247
4/17	10,048	10,367	10,273
5/17	10,080	10,447	10,297
6/17	10,079	10,437	10,302
7/17	10,118	10,481	10,339
8/17	10,141	10,575	10,360
9/17	10,130	10,525	10,357
10/17	10,143	10,531	10,363
11/17	10,124	10,518	10,340
12/17	10,131	10,566	10,349
1/18	10,104	10,444	10,330
2/18	10,084	10,345	10,310
3/18	10,092	10,412	10,317
4/18	10,099	10,334	10,321
5/18	10,125	10,408	10,360
6/18	10,126	10,395	10,361
7/18	10,144	10,398	10,381
8/18	10,181	10,464	10,422
9/18	10,173	10,397	10,425
10/18	10,175	10,315	10,429
11/18	10,178	10,377	10,443
12/18	10,222	10,567	10,518
1/19	10,301	10,679	10,588
2/19	10,328	10,673	10,618
3/19	10,400	10,878	10,695
4/19	10,428	10,881	10,726
5/19	10,492	11,074	10,790
6/19	10,553	11,213	10,860
7/19	10,565	11,238	10,866
8/19	10,646	11,529	10,952
9/19	10,637	11,468	10,960
10/19	10,672	11,502	11,003
11/19	10,672	11,496	11,011
12/19	10,683	11,488	11,046
1/20	10,772	11,709	11,108
2/20	10,840	11,920	11,180
3/20	10,629	11,850	10,969
4/20	10,828	12,061	11,165
5/20	10,912	12,117	11,265
6/20	10,987	12,193	11,329
7/20	11,036	12,375	11,373
8/20	11,047	12,275	11,391
9/20	11,040	12,269	11,388
10/20	11,042	12,214	11,405
11/20	11,078	12,334	11,433
12/20	11,094	12,351	11,453
1/21	11,094	12,262	11,458
2/21	11,057	12,085	11,461
3/21	11,030	11,934	11,450
4/21	11,057	12,028	11,469
5/21	11,073	12,068	11,490
6/21	11,063	12,152	11,477
7/21	11,088	12,288	11,495
8/21	11,078	12,265	11,498
9/21	11,059	12,159	11,493
10/21	11,023	12,155	11,455
11/21	10,996	12,191	11,435
12/21	10,988	12,160	11,433
1/22	10,916	11,898	11,347
2/22	10,842	11,765	11,290
3/22	10,716	11,439	11,152
4/22	10,635	11,005	11,075
5/22	10,637	11,075	11,149
6/22	10,559	10,902	11,050
7/22	10,636	11,168	11,137
8/22	10,563	10,853	11,054
9/22	10,418	10,384	10,905
10/22	10,391	10,249	10,885
11/22	10,512	10,626	11,020
12/22	10,554	10,578	11,044
1/23	10,695	10,904	11,151
2/23	10,634	10,622	11,074
3/23	10,725	10,891	11,191
4/23	10,795	10,957	11,249
5/23	10,775	10,838	11,224
6/23	10,756	10,799	11,203
7/23	10,818	10,792	11,268
8/23	10,855	10,723	11,300
9/23	10,846	10,451	11,288
10/23	10,847	10,286	11,316
11/23	11,007	10,751	11,480
12/23	11,160	11,163	11,628
1/24	11,228	11,132	11,680
2/24	11,200	10,975	11,653
3/24	11,270	11,076	11,712
4/24	11,225	10,797	11,683
5/24	11,318	10,980	11,775
6/24	11,378	11,084	11,835
7/24	11,510	11,342	11,982
8/24	11,616	11,505	12,095
9/24	11,706	11,660	12,204
10/24	11,636	11,370	12,145
11/24	11,700	11,491	12,199
12/24	11,707	11,303	12,222
1/25	11,763	11,362	12,283
2/25	11,854	11,612	12,369
3/25	11,889	11,617	12,422
4/25	11,955	11,663	12,499
5/25	11,974	11,579	12,513
6/25	12,058	11,757	12,604
7/25	12,057	11,726	12,615
8/25	12,167	11,866	12,726
9/25	12,203	11,996	12,779
10/25	12,243	12,071	12,821

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	5.22%	2.09%	2.28%
Class A Shares Including Sales Charge	2.82%	1.62%	2.04%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg Credit 1-3 Year Index	5.57%	2.37%	2.52%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,530,786,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 11,485,000
InvestmentCompanyPortfolioTurnover	42.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,530,786 Total Number of Portfolio Holdings402 Portfolio Turnover Rate 42.3% Total Advisory Fees Paid (amount in thousands)$11,485
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	82.88%
U.S. Government & Government Agency Obligations	12.37%
Investment Companies	5.08%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	22.88%
Asset Backed Securities	21.46%
Mortgage Securities	12.76%
Government	12.37%
Utilities	6.22%
Money Market Funds	5.08%
Technology	4.38%
Energy	4.32%
Consumer, Non-cyclical	4.17%
Industrial	3.01%
Communications	2.35%
Basic Materials	0.81%
Consumer, Cyclical	0.52%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.38% on the first $2 billion of net assets, 0.36% on the next $2 billion of net assets, and 0.33% on net assets over $4 billion to 0.38% on the first $500 million of net assets, 0.36% on the next $500 million of net assets, 0.35% on the next $500 million of net assets, 0.33% on the next $500 million of net assets, 0.32% on the next $1 billion of net assets, and 0.31% on net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.38% on the first $2 billion of net assets, 0.36% on the next $2 billion of net assets, and 0.33% on net assets over $4 billion to 0.38% on the first $500 million of net assets, 0.36% on the next $500 million of net assets, 0.35% on the next $500 million of net assets, 0.33% on the next $500 million of net assets, 0.32% on the next $1 billion of net assets, and 0.31% on net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000038766
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	Class C
Trading Symbol	STCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.54%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high-quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund’s investments also include corporate securities, government securities, mortgage-backed and asset-backed securities ("ABS"), and foreign securities. Contributors to the Fund’s investment performance against the Bloomberg Credit 1-3 Year Index (“Index”) included out-of-Index allocation to commercial mortgage-backed securities, underweight position in foreign government securities, out-of-Index allocation to student loan asset-backed securities, and security selection in banking. Detractors from the Fund’s investment performance included out-of-Index allocation to other ABS, out-of-Index allocation to auto ABS, and out-of-Index allocation to U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $11,651	Bloomberg US Aggregate Index $12,071	Bloomberg Credit 1-3 Year Index $12,821
10/15	10,000	10,000	10,000
11/15	9,987	9,974	9,990
12/15	9,949	9,941	9,970
1/16	9,979	10,078	10,003
2/16	9,976	10,150	10,008
3/16	10,040	10,243	10,084
4/16	10,062	10,282	10,119
5/16	10,060	10,285	10,117
6/16	10,116	10,469	10,182
7/16	10,139	10,536	10,198
8/16	10,138	10,524	10,198
9/16	10,145	10,517	10,208
10/16	10,136	10,437	10,210
11/16	10,069	10,190	10,167
12/16	10,084	10,205	10,180
1/17	10,099	10,225	10,209
2/17	10,122	10,293	10,239
3/17	10,121	10,288	10,247
4/17	10,144	10,367	10,273
5/17	10,169	10,447	10,297
6/17	10,168	10,437	10,302
7/17	10,192	10,481	10,339
8/17	10,215	10,575	10,360
9/17	10,196	10,525	10,357
10/17	10,194	10,531	10,363
11/17	10,176	10,518	10,340
12/17	10,175	10,566	10,349
1/18	10,140	10,444	10,330
2/18	10,113	10,345	10,310
3/18	10,113	10,412	10,317
4/18	10,105	10,334	10,321
5/18	10,131	10,408	10,360
6/18	10,123	10,395	10,361
7/18	10,126	10,398	10,381
8/18	10,163	10,464	10,422
9/18	10,148	10,397	10,425
10/18	10,134	10,315	10,429
11/18	10,138	10,377	10,443
12/18	10,174	10,567	10,518
1/19	10,237	10,679	10,588
2/19	10,257	10,673	10,618
3/19	10,328	10,878	10,695
4/19	10,349	10,881	10,726
5/19	10,404	11,074	10,790
6/19	10,457	11,213	10,860
7/19	10,452	11,238	10,866
8/19	10,532	11,529	10,952
9/19	10,516	11,468	10,960
10/19	10,543	11,502	11,003
11/19	10,535	11,496	11,011
12/19	10,537	11,488	11,046
1/20	10,608	11,709	11,108
2/20	10,676	11,920	11,180
3/20	10,461	11,850	10,969
4/20	10,649	12,061	11,165
5/20	10,724	12,117	11,265
6/20	10,790	12,193	11,329
7/20	10,829	12,375	11,373
8/20	10,833	12,275	11,391
9/20	10,818	12,269	11,388
10/20	10,811	12,214	11,405
11/20	10,830	12,334	11,433
12/20	10,846	12,351	11,453
1/21	10,838	12,262	11,458
2/21	10,795	12,085	11,461
3/21	10,760	11,934	11,450
4/21	10,778	12,028	11,469
5/21	10,786	12,068	11,490
6/21	10,769	12,152	11,477
7/21	10,778	12,288	11,495
8/21	10,769	12,265	11,498
9/21	10,744	12,159	11,493
10/21	10,693	12,155	11,455
11/21	10,659	12,191	11,435
12/21	10,651	12,160	11,433
1/22	10,564	11,898	11,347
2/22	10,495	11,765	11,290
3/22	10,356	11,439	11,152
4/22	10,270	11,005	11,075
5/22	10,264	11,075	11,149
6/22	10,180	10,902	11,050
7/22	10,247	11,168	11,137
8/22	10,167	10,853	11,054
9/22	10,020	10,384	10,905
10/22	9,987	10,249	10,885
11/22	10,104	10,626	11,020
12/22	10,127	10,578	11,044
1/23	10,254	10,904	11,151
2/23	10,188	10,622	11,074
3/23	10,266	10,891	11,191
4/23	10,325	10,957	11,249
5/23	10,297	10,838	11,224
6/23	10,278	10,799	11,203
7/23	10,329	10,792	11,268
8/23	10,356	10,723	11,300
9/23	10,330	10,451	11,288
10/23	10,332	10,286	11,316
11/23	10,475	10,751	11,480
12/23	10,621	11,163	11,628
1/24	10,685	11,132	11,680
2/24	10,659	10,975	11,653
3/24	10,725	11,076	11,712
4/24	10,682	10,797	11,683
5/24	10,771	10,980	11,775
6/24	10,828	11,084	11,835
7/24	10,953	11,342	11,982
8/24	11,054	11,505	12,095
9/24	11,140	11,660	12,204
10/24	11,073	11,370	12,145
11/24	11,135	11,491	12,199
12/24	11,140	11,303	12,222
1/25	11,194	11,362	12,283
2/25	11,281	11,612	12,369
3/25	11,314	11,617	12,422
4/25	11,377	11,663	12,499
5/25	11,395	11,579	12,513
6/25	11,475	11,757	12,604
7/25	11,474	11,726	12,615
8/25	11,578	11,866	12,726
9/25	11,612	11,996	12,779
10/25	11,651	12,071	12,821

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	4.23%	1.13%	1.54%
Class C Shares Including Sales Charge	3.23%	1.13%	1.54%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg Credit 1-3 Year Index	5.57%	2.37%	2.52%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,530,786,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 11,485,000
InvestmentCompanyPortfolioTurnover	42.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,530,786 Total Number of Portfolio Holdings402 Portfolio Turnover Rate 42.3% Total Advisory Fees Paid (amount in thousands)$11,485
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	82.88%
U.S. Government & Government Agency Obligations	12.37%
Investment Companies	5.08%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	22.88%
Asset Backed Securities	21.46%
Mortgage Securities	12.76%
Government	12.37%
Utilities	6.22%
Money Market Funds	5.08%
Technology	4.38%
Energy	4.32%
Consumer, Non-cyclical	4.17%
Industrial	3.01%
Communications	2.35%
Basic Materials	0.81%
Consumer, Cyclical	0.52%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.38% on the first $2 billion of net assets, 0.36% on the next $2 billion of net assets, and 0.33% on net assets over $4 billion to 0.38% on the first $500 million of net assets, 0.36% on the next $500 million of net assets, 0.35% on the next $500 million of net assets, 0.33% on the next $500 million of net assets, 0.32% on the next $1 billion of net assets, and 0.31% on net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.38% on the first $2 billion of net assets, 0.36% on the next $2 billion of net assets, and 0.33% on net assets over $4 billion to 0.38% on the first $500 million of net assets, 0.36% on the next $500 million of net assets, 0.35% on the next $500 million of net assets, 0.33% on the next $500 million of net assets, 0.32% on the next $1 billion of net assets, and 0.31% on net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000090493
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	Class J
Trading Symbol	PSJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high-quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund’s investments also include corporate securities, government securities, mortgage-backed and asset-backed securities ("ABS"), and foreign securities. Contributors to the Fund’s investment performance against the Bloomberg Credit 1-3 Year Index (“Index”) included out-of-Index allocation to commercial mortgage-backed securities, underweight position in foreign government securities, out-of-Index allocation to student loan asset-backed securities, and security selection in banking. Detractors from the Fund’s investment performance included out-of-Index allocation to other ABS, out-of-Index allocation to auto ABS, and out-of-Index allocation to U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $12,555	Bloomberg US Aggregate Index $12,071	Bloomberg Credit 1-3 Year Index $12,821
10/15	10,000	10,000	10,000
11/15	9,985	9,974	9,990
12/15	9,964	9,941	9,970
1/16	9,993	10,078	10,003
2/16	10,005	10,150	10,008
3/16	10,068	10,243	10,084
4/16	10,106	10,282	10,119
5/16	10,111	10,285	10,117
6/16	10,174	10,469	10,182
7/16	10,205	10,536	10,198
8/16	10,211	10,524	10,198
9/16	10,218	10,517	10,208
10/16	10,216	10,437	10,210
11/16	10,164	10,190	10,167
12/16	10,179	10,205	10,180
1/17	10,210	10,225	10,209
2/17	10,241	10,293	10,239
3/17	10,249	10,288	10,247
4/17	10,279	10,367	10,273
5/17	10,312	10,447	10,297
6/17	10,320	10,437	10,302
7/17	10,351	10,481	10,339
8/17	10,375	10,575	10,360
9/17	10,373	10,525	10,357
10/17	10,378	10,531	10,363
11/17	10,359	10,518	10,340
12/17	10,366	10,566	10,349
1/18	10,348	10,444	10,330
2/18	10,328	10,345	10,310
3/18	10,336	10,412	10,317
4/18	10,335	10,334	10,321
5/18	10,362	10,408	10,360
6/18	10,362	10,395	10,361
7/18	10,381	10,398	10,381
8/18	10,419	10,464	10,422
9/18	10,419	10,397	10,425
10/18	10,412	10,315	10,429
11/18	10,415	10,377	10,443
12/18	10,461	10,567	10,518
1/19	10,542	10,679	10,588
2/19	10,570	10,673	10,618
3/19	10,643	10,878	10,695
4/19	10,672	10,881	10,726
5/19	10,746	11,074	10,790
6/19	10,800	11,213	10,860
7/19	10,813	11,238	10,866
8/19	10,896	11,529	10,952
9/19	10,895	11,468	10,960
10/19	10,923	11,502	11,003
11/19	10,924	11,496	11,011
12/19	10,943	11,488	11,046
1/20	11,026	11,709	11,108
2/20	11,105	11,920	11,180
3/20	10,880	11,850	10,969
4/20	11,084	12,061	11,165
5/20	11,180	12,117	11,265
6/20	11,248	12,193	11,329
7/20	11,298	12,375	11,373
8/20	11,310	12,275	11,391
9/20	11,303	12,269	11,388
10/20	11,304	12,214	11,405
11/20	11,341	12,334	11,433
12/20	11,358	12,351	11,453
1/21	11,358	12,262	11,458
2/21	11,321	12,085	11,461
3/21	11,293	11,934	11,450
4/21	11,321	12,028	11,469
5/21	11,347	12,068	11,490
6/21	11,337	12,152	11,477
7/21	11,354	12,288	11,495
8/21	11,344	12,265	11,498
9/21	11,335	12,159	11,493
10/21	11,290	12,155	11,455
11/21	11,262	12,191	11,435
12/21	11,264	12,160	11,433
1/22	11,181	11,898	11,347
2/22	11,115	11,765	11,290
3/22	10,976	11,439	11,152
4/22	10,894	11,005	11,075
5/22	10,896	11,075	11,149
6/22	10,816	10,902	11,050
7/22	10,896	11,168	11,137
8/22	10,820	10,853	11,054
9/22	10,672	10,384	10,905
10/22	10,645	10,249	10,885
11/22	10,768	10,626	11,020
12/22	10,812	10,578	11,044
1/23	10,956	10,904	11,151
2/23	10,895	10,622	11,074
3/23	10,988	10,891	11,191
4/23	11,059	10,957	11,249
5/23	11,039	10,838	11,224
6/23	11,020	10,799	11,203
7/23	11,093	10,792	11,268
8/23	11,132	10,723	11,300
9/23	11,115	10,451	11,288
10/23	11,116	10,286	11,316
11/23	11,281	10,751	11,480
12/23	11,439	11,163	11,628
1/24	11,509	11,132	11,680
2/24	11,481	10,975	11,653
3/24	11,553	11,076	11,712
4/24	11,508	10,797	11,683
5/24	11,604	10,980	11,775
6/24	11,666	11,084	11,835
7/24	11,801	11,342	11,982
8/24	11,910	11,505	12,095
9/24	12,003	11,660	12,204
10/24	11,930	11,370	12,145
11/24	11,997	11,491	12,199
12/24	11,994	11,303	12,222
1/25	12,052	11,362	12,283
2/25	12,156	11,612	12,369
3/25	12,192	11,617	12,422
4/25	12,260	11,663	12,499
5/25	12,279	11,579	12,513
6/25	12,367	11,757	12,604
7/25	12,365	11,726	12,615
8/25	12,468	11,866	12,726
9/25	12,515	11,996	12,779
10/25	12,555	12,071	12,821

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	5.24%	2.12%	2.30%
Class J Shares Including Sales Charge	4.24%	2.12%	2.30%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg Credit 1-3 Year Index	5.57%	2.37%	2.52%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,530,786,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 11,485,000
InvestmentCompanyPortfolioTurnover	42.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,530,786 Total Number of Portfolio Holdings402 Portfolio Turnover Rate 42.3% Total Advisory Fees Paid (amount in thousands)$11,485
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	82.88%
U.S. Government & Government Agency Obligations	12.37%
Investment Companies	5.08%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	22.88%
Asset Backed Securities	21.46%
Mortgage Securities	12.76%
Government	12.37%
Utilities	6.22%
Money Market Funds	5.08%
Technology	4.38%
Energy	4.32%
Consumer, Non-cyclical	4.17%
Industrial	3.01%
Communications	2.35%
Basic Materials	0.81%
Consumer, Cyclical	0.52%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.38% on the first $2 billion of net assets, 0.36% on the next $2 billion of net assets, and 0.33% on net assets over $4 billion to 0.38% on the first $500 million of net assets, 0.36% on the next $500 million of net assets, 0.35% on the next $500 million of net assets, 0.33% on the next $500 million of net assets, 0.32% on the next $1 billion of net assets, and 0.31% on net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.38% on the first $2 billion of net assets, 0.36% on the next $2 billion of net assets, and 0.33% on net assets over $4 billion to 0.38% on the first $500 million of net assets, 0.36% on the next $500 million of net assets, 0.35% on the next $500 million of net assets, 0.33% on the next $500 million of net assets, 0.32% on the next $1 billion of net assets, and 0.31% on net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000038767
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	Institutional
Trading Symbol	PSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high-quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund’s investments also include corporate securities, government securities, mortgage-backed and asset-backed securities ("ABS"), and foreign securities. Contributors to the Fund’s investment performance against the Bloomberg Credit 1-3 Year Index (“Index”) included out-of-Index allocation to commercial mortgage-backed securities, underweight position in foreign government securities, out-of-Index allocation to student loan asset-backed securities, and security selection in banking. Detractors from the Fund’s investment performance included out-of-Index allocation to other ABS, out-of-Index allocation to auto ABS, and out-of-Index allocation to U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $12,822	Bloomberg US Aggregate Index $12,071	Bloomberg Credit 1-3 Year Index $12,821
10/15	10,000	10,000	10,000
11/15	9,988	9,974	9,990
12/15	9,969	9,941	9,970
1/16	10,000	10,078	10,003
2/16	10,014	10,150	10,008
3/16	10,079	10,243	10,084
4/16	10,120	10,282	10,119
5/16	10,127	10,285	10,117
6/16	10,193	10,469	10,182
7/16	10,218	10,536	10,198
8/16	10,235	10,524	10,198
9/16	10,244	10,517	10,208
10/16	10,244	10,437	10,210
11/16	10,193	10,190	10,167
12/16	10,211	10,205	10,180
1/17	10,244	10,225	10,209
2/17	10,276	10,293	10,239
3/17	10,286	10,288	10,247
4/17	10,319	10,367	10,273
5/17	10,353	10,447	10,297
6/17	10,363	10,437	10,302
7/17	10,397	10,481	10,339
8/17	10,423	10,575	10,360
9/17	10,422	10,525	10,357
10/17	10,429	10,531	10,363
11/17	10,412	10,518	10,340
12/17	10,422	10,566	10,349
1/18	10,405	10,444	10,330
2/18	10,387	10,345	10,310
3/18	10,397	10,412	10,317
4/18	10,398	10,334	10,321
5/18	10,426	10,408	10,360
6/18	10,429	10,395	10,361
7/18	10,450	10,398	10,381
8/18	10,491	10,464	10,422
9/18	10,492	10,397	10,425
10/18	10,487	10,315	10,429
11/18	10,493	10,377	10,443
12/18	10,541	10,567	10,518
1/19	10,624	10,679	10,588
2/19	10,654	10,673	10,618
3/19	10,730	10,878	10,695
4/19	10,762	10,881	10,726
5/19	10,840	11,074	10,790
6/19	10,896	11,213	10,860
7/19	10,911	11,238	10,866
8/19	10,997	11,529	10,952
9/19	10,999	11,468	10,960
10/19	11,029	11,502	11,003
11/19	11,032	11,496	11,011
12/19	11,053	11,488	11,046
1/20	11,139	11,709	11,108
2/20	11,220	11,920	11,180
3/20	10,995	11,850	10,969
4/20	11,203	12,061	11,165
5/20	11,303	12,117	11,265
6/20	11,373	12,193	11,329
7/20	11,426	12,375	11,373
8/20	11,440	12,275	11,391
9/20	11,444	12,269	11,388
10/20	11,439	12,214	11,405
11/20	11,478	12,334	11,433
12/20	11,497	12,351	11,453
1/21	11,499	12,262	11,458
2/21	11,463	12,085	11,461
3/21	11,437	11,934	11,450
4/21	11,467	12,028	11,469
5/21	11,496	12,068	11,490
6/21	11,487	12,152	11,477
7/21	11,507	12,288	11,495
8/21	11,498	12,265	11,498
9/21	11,490	12,159	11,493
10/21	11,446	12,155	11,455
11/21	11,420	12,191	11,435
12/21	11,424	12,160	11,433
1/22	11,341	11,898	11,347
2/22	11,276	11,765	11,290
3/22	11,137	11,439	11,152
4/22	11,056	11,005	11,075
5/22	11,060	11,075	11,149
6/22	10,980	10,902	11,050
7/22	11,063	11,168	11,137
8/22	10,988	10,853	11,054
9/22	10,839	10,384	10,905
10/22	10,813	10,249	10,885
11/22	10,950	10,626	11,020
12/22	10,986	10,578	11,044
1/23	11,135	10,904	11,151
2/23	11,074	10,622	11,074
3/23	11,171	10,891	11,191
4/23	11,245	10,957	11,249
5/23	11,226	10,838	11,224
6/23	11,209	10,799	11,203
7/23	11,285	10,792	11,268
8/23	11,327	10,723	11,300
9/23	11,310	10,451	11,288
10/23	11,323	10,286	11,316
11/23	11,482	10,751	11,480
12/23	11,644	11,163	11,628
1/24	11,716	11,132	11,680
2/24	11,690	10,975	11,653
3/24	11,765	11,076	11,712
4/24	11,720	10,797	11,683
5/24	11,819	10,980	11,775
6/24	11,884	11,084	11,835
7/24	12,023	11,342	11,982
8/24	12,136	11,505	12,095
9/24	12,232	11,660	12,204
10/24	12,161	11,370	12,145
11/24	12,230	11,491	12,199
12/24	12,239	11,303	12,222
1/25	12,300	11,362	12,283
2/25	12,398	11,612	12,369
3/25	12,436	11,617	12,422
4/25	12,507	11,663	12,499
5/25	12,529	11,579	12,513
6/25	12,620	11,757	12,604
7/25	12,620	11,726	12,615
8/25	12,737	11,866	12,726
9/25	12,777	11,996	12,779
10/25	12,822	12,071	12,821

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	5.44%	2.31%	2.52%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg Credit 1-3 Year Index	5.57%	2.37%	2.52%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,530,786,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 11,485,000
InvestmentCompanyPortfolioTurnover	42.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,530,786 Total Number of Portfolio Holdings402 Portfolio Turnover Rate 42.3% Total Advisory Fees Paid (amount in thousands)$11,485
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	82.88%
U.S. Government & Government Agency Obligations	12.37%
Investment Companies	5.08%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	22.88%
Asset Backed Securities	21.46%
Mortgage Securities	12.76%
Government	12.37%
Utilities	6.22%
Money Market Funds	5.08%
Technology	4.38%
Energy	4.32%
Consumer, Non-cyclical	4.17%
Industrial	3.01%
Communications	2.35%
Basic Materials	0.81%
Consumer, Cyclical	0.52%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.38% on the first $2 billion of net assets, 0.36% on the next $2 billion of net assets, and 0.33% on net assets over $4 billion to 0.38% on the first $500 million of net assets, 0.36% on the next $500 million of net assets, 0.35% on the next $500 million of net assets, 0.33% on the next $500 million of net assets, 0.32% on the next $1 billion of net assets, and 0.31% on net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.38% on the first $2 billion of net assets, 0.36% on the next $2 billion of net assets, and 0.33% on net assets over $4 billion to 0.38% on the first $500 million of net assets, 0.36% on the next $500 million of net assets, 0.35% on the next $500 million of net assets, 0.33% on the next $500 million of net assets, 0.32% on the next $1 billion of net assets, and 0.31% on net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000090496
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	R-3
Trading Symbol	PSIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high-quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund’s investments also include corporate securities, government securities, mortgage-backed and asset-backed securities ("ABS"), and foreign securities. Contributors to the Fund’s investment performance against the Bloomberg Credit 1-3 Year Index (“Index”) included out-of-Index allocation to commercial mortgage-backed securities, underweight position in foreign government securities, out-of-Index allocation to student loan asset-backed securities, and security selection in banking. Detractors from the Fund’s investment performance included out-of-Index allocation to other ABS, out-of-Index allocation to auto ABS, and out-of-Index allocation to U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $12,145	Bloomberg US Aggregate Index $12,071	Bloomberg Credit 1-3 Year Index $12,821
10/15	10,000	10,000	10,000
11/15	9,983	9,974	9,990
12/15	9,951	9,941	9,970
1/16	9,986	10,078	10,003
2/16	9,996	10,150	10,008
3/16	10,056	10,243	10,084
4/16	10,092	10,282	10,119
5/16	10,086	10,285	10,117
6/16	10,147	10,469	10,182
7/16	10,176	10,536	10,198
8/16	10,179	10,524	10,198
9/16	10,192	10,517	10,208
10/16	10,188	10,437	10,210
11/16	10,133	10,190	10,167
12/16	10,145	10,205	10,180
1/17	10,165	10,225	10,209
2/17	10,201	10,293	10,239
3/17	10,206	10,288	10,247
4/17	10,234	10,367	10,273
5/17	10,263	10,447	10,297
6/17	10,268	10,437	10,302
7/17	10,297	10,481	10,339
8/17	10,317	10,575	10,360
9/17	10,304	10,525	10,357
10/17	10,315	10,531	10,363
11/17	10,293	10,518	10,340
12/17	10,297	10,566	10,349
1/18	10,276	10,444	10,330
2/18	10,254	10,345	10,310
3/18	10,251	10,412	10,317
4/18	10,255	10,334	10,321
5/18	10,279	10,408	10,360
6/18	10,276	10,395	10,361
7/18	10,292	10,398	10,381
8/18	10,327	10,464	10,422
9/18	10,324	10,397	10,425
10/18	10,315	10,315	10,429
11/18	10,315	10,377	10,443
12/18	10,358	10,567	10,518
1/19	10,435	10,679	10,588
2/19	10,460	10,673	10,618
3/19	10,530	10,878	10,695
4/19	10,556	10,881	10,726
5/19	10,627	11,074	10,790
6/19	10,678	11,213	10,860
7/19	10,687	11,238	10,866
8/19	10,766	11,529	10,952
9/19	10,763	11,468	10,960
10/19	10,787	11,502	11,003
11/19	10,785	11,496	11,011
12/19	10,801	11,488	11,046
1/20	10,880	11,709	11,108
2/20	10,954	11,920	11,180
3/20	10,730	11,850	10,969
4/20	10,928	12,061	11,165
5/20	11,011	12,117	11,265
6/20	11,084	12,193	11,329
7/20	11,130	12,375	11,373
8/20	11,138	12,275	11,391
9/20	11,128	12,269	11,388
10/20	11,127	12,214	11,405
11/20	11,160	12,334	11,433
12/20	11,173	12,351	11,453
1/21	11,170	12,262	11,458
2/21	11,130	12,085	11,461
3/21	11,100	11,934	11,450
4/21	11,124	12,028	11,469
5/21	11,147	12,068	11,490
6/21	11,133	12,152	11,477
7/21	11,147	12,288	11,495
8/21	11,134	12,265	11,498
9/21	11,121	12,159	11,493
10/21	11,073	12,155	11,455
11/21	11,043	12,191	11,435
12/21	11,033	12,160	11,433
1/22	10,957	11,898	11,347
2/22	10,890	11,765	11,290
3/22	10,751	11,439	11,152
4/22	10,667	11,005	11,075
5/22	10,667	11,075	11,149
6/22	10,585	10,902	11,050
7/22	10,660	11,168	11,137
8/22	10,583	10,853	11,054
9/22	10,435	10,384	10,905
10/22	10,405	10,249	10,885
11/22	10,523	10,626	11,020
12/22	10,563	10,578	11,044
1/23	10,701	10,904	11,151
2/23	10,638	10,622	11,074
3/23	10,726	10,891	11,191
4/23	10,793	10,957	11,249
5/23	10,770	10,838	11,224
6/23	10,748	10,799	11,203
7/23	10,817	10,792	11,268
8/23	10,852	10,723	11,300
9/23	10,831	10,451	11,288
10/23	10,829	10,286	11,316
11/23	10,986	10,751	11,480
12/23	11,136	11,163	11,628
1/24	11,201	11,132	11,680
2/24	11,171	10,975	11,653
3/24	11,237	11,076	11,712
4/24	11,190	10,797	11,683
5/24	11,279	10,980	11,775
6/24	11,336	11,084	11,835
7/24	11,464	11,342	11,982
8/24	11,566	11,505	12,095
9/24	11,653	11,660	12,204
10/24	11,580	11,370	12,145
11/24	11,641	11,491	12,199
12/24	11,644	11,303	12,222
1/25	11,697	11,362	12,283
2/25	11,785	11,612	12,369
3/25	11,816	11,617	12,422
4/25	11,879	11,663	12,499
5/25	11,904	11,579	12,513
6/25	11,975	11,757	12,604
7/25	11,970	11,726	12,615
8/25	12,075	11,866	12,726
9/25	12,108	11,996	12,779
10/25	12,145	12,071	12,821

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	4.88%	1.77%	1.96%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg Credit 1-3 Year Index	5.57%	2.37%	2.52%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,530,786,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 11,485,000
InvestmentCompanyPortfolioTurnover	42.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,530,786 Total Number of Portfolio Holdings402 Portfolio Turnover Rate 42.3% Total Advisory Fees Paid (amount in thousands)$11,485
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	82.88%
U.S. Government & Government Agency Obligations	12.37%
Investment Companies	5.08%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	22.88%
Asset Backed Securities	21.46%
Mortgage Securities	12.76%
Government	12.37%
Utilities	6.22%
Money Market Funds	5.08%
Technology	4.38%
Energy	4.32%
Consumer, Non-cyclical	4.17%
Industrial	3.01%
Communications	2.35%
Basic Materials	0.81%
Consumer, Cyclical	0.52%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.38% on the first $2 billion of net assets, 0.36% on the next $2 billion of net assets, and 0.33% on net assets over $4 billion to 0.38% on the first $500 million of net assets, 0.36% on the next $500 million of net assets, 0.35% on the next $500 million of net assets, 0.33% on the next $500 million of net assets, 0.32% on the next $1 billion of net assets, and 0.31% on net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.38% on the first $2 billion of net assets, 0.36% on the next $2 billion of net assets, and 0.33% on net assets over $4 billion to 0.38% on the first $500 million of net assets, 0.36% on the next $500 million of net assets, 0.35% on the next $500 million of net assets, 0.33% on the next $500 million of net assets, 0.32% on the next $1 billion of net assets, and 0.31% on net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000090498
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	R-5
Trading Symbol	PSIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high-quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund’s investments also include corporate securities, government securities, mortgage-backed and asset-backed securities ("ABS"), and foreign securities. Contributors to the Fund’s investment performance against the Bloomberg Credit 1-3 Year Index (“Index”) included out-of-Index allocation to commercial mortgage-backed securities, underweight position in foreign government securities, out-of-Index allocation to student loan asset-backed securities, and security selection in banking. Detractors from the Fund’s investment performance included out-of-Index allocation to other ABS, out-of-Index allocation to auto ABS, and out-of-Index allocation to U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $12,526	Bloomberg US Aggregate Index $12,071	Bloomberg Credit 1-3 Year Index $12,821
10/15	10,000	10,000	10,000
11/15	9,986	9,974	9,990
12/15	9,965	9,941	9,970
1/16	9,994	10,078	10,003
2/16	10,006	10,150	10,008
3/16	10,069	10,243	10,084
4/16	10,108	10,282	10,119
5/16	10,113	10,285	10,117
6/16	10,176	10,469	10,182
7/16	10,199	10,536	10,198
8/16	10,214	10,524	10,198
9/16	10,221	10,517	10,208
10/16	10,219	10,437	10,210
11/16	10,166	10,190	10,167
12/16	10,182	10,205	10,180
1/17	10,213	10,225	10,209
2/17	10,243	10,293	10,239
3/17	10,251	10,288	10,247
4/17	10,281	10,367	10,273
5/17	10,313	10,447	10,297
6/17	10,321	10,437	10,302
7/17	10,352	10,481	10,339
8/17	10,376	10,575	10,360
9/17	10,373	10,525	10,357
10/17	10,379	10,531	10,363
11/17	10,359	10,518	10,340
12/17	10,366	10,566	10,349
1/18	10,347	10,444	10,330
2/18	10,328	10,345	10,310
3/18	10,336	10,412	10,317
4/18	10,335	10,334	10,321
5/18	10,361	10,408	10,360
6/18	10,361	10,395	10,361
7/18	10,380	10,398	10,381
8/18	10,418	10,464	10,422
9/18	10,417	10,397	10,425
10/18	10,411	10,315	10,429
11/18	10,423	10,377	10,443
12/18	10,468	10,567	10,518
1/19	10,540	10,679	10,588
2/19	10,568	10,673	10,618
3/19	10,641	10,878	10,695
4/19	10,670	10,881	10,726
5/19	10,745	11,074	10,790
6/19	10,799	11,213	10,860
7/19	10,811	11,238	10,866
8/19	10,903	11,529	10,952
9/19	10,894	11,468	10,960
10/19	10,930	11,502	11,003
11/19	10,922	11,496	11,011
12/19	10,941	11,488	11,046
1/20	11,024	11,709	11,108
2/20	11,102	11,920	11,180
3/20	10,878	11,850	10,969
4/20	11,081	12,061	11,165
5/20	11,177	12,117	11,265
6/20	11,244	12,193	11,329
7/20	11,294	12,375	11,373
8/20	11,306	12,275	11,391
9/20	11,307	12,269	11,388
10/20	11,300	12,214	11,405
11/20	11,337	12,334	11,433
12/20	11,353	12,351	11,453
1/21	11,352	12,262	11,458
2/21	11,315	12,085	11,461
3/21	11,287	11,934	11,450
4/21	11,315	12,028	11,469
5/21	11,341	12,068	11,490
6/21	11,330	12,152	11,477
7/21	11,347	12,288	11,495
8/21	11,346	12,265	11,498
9/21	11,327	12,159	11,493
10/21	11,281	12,155	11,455
11/21	11,253	12,191	11,435
12/21	11,254	12,160	11,433
1/22	11,171	11,898	11,347
2/22	11,105	11,765	11,290
3/22	10,966	11,439	11,152
4/22	10,884	11,005	11,075
5/22	10,886	11,075	11,149
6/22	10,805	10,902	11,050
7/22	10,894	11,168	11,137
8/22	10,809	10,853	11,054
9/22	10,661	10,384	10,905
10/22	10,633	10,249	10,885
11/22	10,766	10,626	11,020
12/22	10,799	10,578	11,044
1/23	10,944	10,904	11,151
2/23	10,882	10,622	11,074
3/23	10,975	10,891	11,191
4/23	11,046	10,957	11,249
5/23	11,026	10,838	11,224
6/23	11,016	10,799	11,203
7/23	11,080	10,792	11,268
8/23	11,118	10,723	11,300
9/23	11,100	10,451	11,288
10/23	11,110	10,286	11,316
11/23	11,264	10,751	11,480
12/23	11,431	11,163	11,628
1/24	11,490	11,132	11,680
2/24	11,472	10,975	11,653
3/24	11,533	11,076	11,712
4/24	11,487	10,797	11,683
5/24	11,582	10,980	11,775
6/24	11,644	11,084	11,835
7/24	11,778	11,342	11,982
8/24	11,886	11,505	12,095
9/24	11,978	11,660	12,204
10/24	11,906	11,370	12,145
11/24	11,972	11,491	12,199
12/24	11,979	11,303	12,222
1/25	12,036	11,362	12,283
2/25	12,129	11,612	12,369
3/25	12,165	11,617	12,422
4/25	12,232	11,663	12,499
5/25	12,261	11,579	12,513
6/25	12,348	11,757	12,604
7/25	12,336	11,726	12,615
8/25	12,448	11,866	12,726
9/25	12,485	11,996	12,779
10/25	12,526	12,071	12,821

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	5.21%	2.08%	2.28%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg Credit 1-3 Year Index	5.57%	2.37%	2.52%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,530,786,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 11,485,000
InvestmentCompanyPortfolioTurnover	42.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,530,786 Total Number of Portfolio Holdings402 Portfolio Turnover Rate 42.3% Total Advisory Fees Paid (amount in thousands)$11,485
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	82.88%
U.S. Government & Government Agency Obligations	12.37%
Investment Companies	5.08%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	22.88%
Asset Backed Securities	21.46%
Mortgage Securities	12.76%
Government	12.37%
Utilities	6.22%
Money Market Funds	5.08%
Technology	4.38%
Energy	4.32%
Consumer, Non-cyclical	4.17%
Industrial	3.01%
Communications	2.35%
Basic Materials	0.81%
Consumer, Cyclical	0.52%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.38% on the first $2 billion of net assets, 0.36% on the next $2 billion of net assets, and 0.33% on net assets over $4 billion to 0.38% on the first $500 million of net assets, 0.36% on the next $500 million of net assets, 0.35% on the next $500 million of net assets, 0.33% on the next $500 million of net assets, 0.32% on the next $1 billion of net assets, and 0.31% on net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.38% on the first $2 billion of net assets, 0.36% on the next $2 billion of net assets, and 0.33% on net assets over $4 billion to 0.38% on the first $500 million of net assets, 0.36% on the next $500 million of net assets, 0.35% on the next $500 million of net assets, 0.33% on the next $500 million of net assets, 0.32% on the next $1 billion of net assets, and 0.31% on net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019809
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	Class A
Trading Symbol	PLLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.11%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index ("Index"). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund’s investments underperformed the Index over the year. Health care and financials were key contributors to the Fund's performance during the year. The Fund’s biotechnology holdings within the health care sector performed well amid favorable data releases and acquisition activity. The Fund’s top biotech holding performed exceptionally well amid positive phase 2 trial results for its next potential drug pipeline, increasing confidence in future commercialization. Financials contributed positively through strong stock selection among regional banks. Despite a mixed interest-rate environment, select holdings delivered better-than-expected earnings and credit quality resilience. Software and materials were key detractors from relative performance. The Fund’s vertically integrated software holdings underperformed amid the threat of artificial intelligence easily writing software to replace their software as a service offerings, while cryptocurrency mining and quantum computing companies within the Index performed exceptionally well. In the materials sector, metals and mining companies were an area of underperformance primarily driven by the Fund’s underweight position to precious metals stocks who performed well amid strong gold and silver prices. Weak performance in the Fund’s paper packaging holdings also weighed on results amid weaker end market demand and elevated inventories.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $21,784	Russell 3000 Index $37,343	Russell 2000 Index $24,471
10/15	9,450	10,000	10,000
11/15	9,652	10,055	10,325
12/15	9,190	9,849	9,807
1/16	8,353	9,293	8,944
2/16	8,334	9,290	8,944
3/16	8,928	9,944	9,658
4/16	8,957	10,006	9,810
5/16	9,223	10,185	10,030
6/16	9,304	10,206	10,024
7/16	9,737	10,611	10,623
8/16	9,851	10,638	10,811
9/16	9,922	10,655	10,931
10/16	9,523	10,424	10,411
11/16	10,479	10,891	11,572
12/16	10,732	11,103	11,896
1/17	10,737	11,312	11,943
2/17	10,976	11,733	12,174
3/17	11,025	11,741	12,190
4/17	11,093	11,865	12,324
5/17	10,757	11,987	12,073
6/17	10,981	12,095	12,490
7/17	11,068	12,323	12,583
8/17	10,932	12,347	12,423
9/17	11,502	12,648	13,198
10/17	11,745	12,924	13,311
11/17	12,061	13,316	13,694
12/17	12,064	13,450	13,639
1/18	12,445	14,158	13,995
2/18	12,027	13,637	13,454
3/18	12,175	13,363	13,628
4/18	12,387	13,414	13,745
5/18	13,111	13,792	14,580
6/18	13,307	13,883	14,684
7/18	13,402	14,343	14,940
8/18	14,057	14,847	15,584
9/18	13,507	14,871	15,209
10/18	11,948	13,776	13,557
11/18	12,292	14,052	13,773
12/18	10,738	12,745	12,137
1/19	12,089	13,838	13,502
2/19	12,620	14,325	14,204
3/19	12,435	14,534	13,907
4/19	13,039	15,115	14,379
5/19	11,984	14,137	13,261
6/19	12,836	15,130	14,198
7/19	12,934	15,354	14,280
8/19	12,398	15,041	13,575
9/19	12,688	15,305	13,857
10/19	12,830	15,635	14,222
11/19	13,336	16,229	14,808
12/19	13,645	16,698	15,235
1/20	13,462	16,680	14,746
2/20	12,266	15,314	13,505
3/20	9,477	13,208	10,571
4/20	10,875	14,957	12,023
5/20	11,822	15,757	12,805
6/20	12,168	16,117	13,258
7/20	12,560	17,033	13,625
8/20	13,364	18,267	14,392
9/20	13,200	17,601	13,911
10/20	13,305	17,222	14,203
11/20	15,421	19,317	16,821
12/20	16,596	20,186	18,276
1/21	17,016	20,096	19,195
2/21	18,232	20,724	20,392
3/21	18,740	21,467	20,597
4/21	19,388	22,573	21,029
5/21	19,395	22,676	21,072
6/21	19,829	23,236	21,481
7/21	19,301	23,628	20,705
8/21	19,923	24,302	21,168
9/21	19,375	23,212	20,544
10/21	20,517	24,782	21,418
11/21	19,435	24,404	20,525
12/21	19,849	25,365	20,984
1/22	17,976	23,873	18,964
2/22	18,215	23,272	19,166
3/22	18,316	24,027	19,405
4/22	16,580	21,870	17,482
5/22	16,660	21,841	17,508
6/22	15,178	20,014	16,068
7/22	16,790	21,891	17,746
8/22	16,515	21,074	17,382
9/22	14,925	19,120	15,717
10/22	16,609	20,688	17,447
11/22	16,920	21,768	17,854
12/22	15,799	20,493	16,696
1/23	17,390	21,905	18,323
2/23	17,318	21,393	18,013
3/23	16,718	21,965	17,153
4/23	16,400	22,199	16,844
5/23	16,089	22,285	16,689
6/23	17,484	23,807	18,046
7/23	18,352	24,661	19,149
8/23	17,542	24,185	18,191
9/23	16,371	23,033	17,120
10/23	15,134	22,422	15,953
11/23	16,580	24,513	17,396
12/23	18,224	25,813	19,522
1/24	17,814	26,099	18,763
2/24	18,782	27,512	19,824
3/24	19,609	28,399	20,533
4/24	18,224	27,150	19,088
5/24	18,864	28,432	20,046
6/24	18,522	29,313	19,860
7/24	19,796	29,857	21,878
8/24	19,602	30,507	21,551
9/24	19,602	31,138	21,702
10/24	19,334	30,910	21,388
11/24	20,980	32,966	23,735
12/24	19,447	31,958	21,774
1/25	20,319	32,967	22,345
2/25	19,287	32,336	21,150
3/25	17,777	30,449	19,710
4/25	17,587	30,245	19,255
5/25	18,407	32,162	20,283
6/25	19,522	33,796	21,386
7/25	19,970	34,540	21,757
8/25	21,359	35,340	23,311
9/25	21,488	36,559	24,036
10/25	21,784	37,343	24,471

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	12.68%	10.36%	8.71%
Class A Shares Including Sales Charge	6.48%	9.12%	8.10%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,264,723,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 15,374,000
InvestmentCompanyPortfolioTurnover	31.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,264,723 Total Number of Portfolio Holdings112 Portfolio Turnover Rate 31.4% Total Advisory Fees Paid (amount in thousands)$15,374
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.22%
Investment Companies	2.37%
Other Assets and Liabilities	(0.59)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	23.47%
Consumer, Non-cyclical	22.03%
Industrial	22.00%
Technology	10.57%
Consumer, Cyclical	8.49%
Energy	4.80%
Communications	2.95%
Utilities	2.39%
Money Market Funds	2.37%
Basic Materials	1.52%
Other Assets and Liabilities	(0.59)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019808
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	Class J
Trading Symbol	PSBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index ("Index"). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund’s investments underperformed the Index over the year. Health care and financials were key contributors to the Fund's performance during the year. The Fund’s biotechnology holdings within the health care sector performed well amid favorable data releases and acquisition activity. The Fund’s top biotech holding performed exceptionally well amid positive phase 2 trial results for its next potential drug pipeline, increasing confidence in future commercialization. Financials contributed positively through strong stock selection among regional banks. Despite a mixed interest-rate environment, select holdings delivered better-than-expected earnings and credit quality resilience. Software and materials were key detractors from relative performance. The Fund’s vertically integrated software holdings underperformed amid the threat of artificial intelligence easily writing software to replace their software as a service offerings, while cryptocurrency mining and quantum computing companies within the Index performed exceptionally well. In the materials sector, metals and mining companies were an area of underperformance primarily driven by the Fund’s underweight position to precious metals stocks who performed well amid strong gold and silver prices. Weak performance in the Fund’s paper packaging holdings also weighed on results amid weaker end market demand and elevated inventories.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $23,441	Russell 3000 Index $37,343	Russell 2000 Index $24,471
10/15	10,000	10,000	10,000
11/15	10,217	10,055	10,325
12/15	9,729	9,849	9,807
1/16	8,848	9,293	8,944
2/16	8,827	9,290	8,944
3/16	9,461	9,944	9,658
4/16	9,487	10,006	9,810
5/16	9,776	10,185	10,030
6/16	9,865	10,206	10,024
7/16	10,321	10,611	10,623
8/16	10,442	10,638	10,811
9/16	10,526	10,655	10,931
10/16	10,101	10,424	10,411
11/16	11,118	10,891	11,572
12/16	11,388	11,103	11,896
1/17	11,398	11,312	11,943
2/17	11,657	11,733	12,174
3/17	11,705	11,741	12,190
4/17	11,781	11,865	12,324
5/17	11,425	11,987	12,073
6/17	11,662	12,095	12,490
7/17	11,759	12,323	12,583
8/17	11,619	12,347	12,423
9/17	12,222	12,648	13,198
10/17	12,481	12,924	13,311
11/17	12,820	13,316	13,694
12/17	12,828	13,450	13,639
1/18	13,233	14,158	13,995
2/18	12,787	13,637	13,454
3/18	12,945	13,363	13,628
4/18	13,174	13,414	13,745
5/18	13,949	13,792	14,580
6/18	14,154	13,883	14,684
7/18	14,260	14,343	14,940
8/18	14,959	14,847	15,584
9/18	14,378	14,871	15,209
10/18	12,722	13,776	13,557
11/18	13,086	14,052	13,773
12/18	11,435	12,745	12,137
1/19	12,867	13,838	13,502
2/19	13,441	14,325	14,204
3/19	13,247	14,534	13,907
4/19	13,883	15,115	14,379
5/19	12,763	14,137	13,261
6/19	13,676	15,130	14,198
7/19	13,787	15,354	14,280
8/19	13,212	15,041	13,575
9/19	13,524	15,305	13,857
10/19	13,676	15,635	14,222
11/19	14,222	16,229	14,808
12/19	14,553	16,698	15,235
1/20	14,361	16,680	14,746
2/20	13,081	15,314	13,505
3/20	10,116	13,208	10,571
4/20	11,602	14,957	12,023
5/20	12,618	15,757	12,805
6/20	12,985	16,117	13,258
7/20	13,412	17,033	13,625
8/20	14,266	18,267	14,392
9/20	14,089	17,601	13,911
10/20	14,207	17,222	14,203
11/20	16,465	19,317	16,821
12/20	17,722	20,186	18,276
1/21	18,174	20,096	19,195
2/21	19,470	20,724	20,392
3/21	20,020	21,467	20,597
4/21	20,713	22,573	21,029
5/21	20,721	22,676	21,072
6/21	21,188	23,236	21,481
7/21	20,630	23,628	20,705
8/21	21,294	24,302	21,168
9/21	20,713	23,212	20,544
10/21	21,934	24,782	21,418
11/21	20,781	24,404	20,525
12/21	21,233	25,365	20,984
1/22	19,226	23,873	18,964
2/22	19,480	23,272	19,166
3/22	19,595	24,027	19,405
4/22	17,744	21,870	17,482
5/22	17,825	21,841	17,508
6/22	16,244	20,014	16,068
7/22	17,981	21,891	17,746
8/22	17,686	21,074	17,382
9/22	15,982	19,120	15,717
10/22	17,793	20,688	17,447
11/22	18,120	21,768	17,854
12/22	16,924	20,493	16,696
1/23	18,629	21,905	18,323
2/23	18,556	21,393	18,013
3/23	17,916	21,965	17,153
4/23	17,572	22,199	16,844
5/23	17,244	22,285	16,689
6/23	18,744	23,807	18,046
7/23	19,679	24,661	19,149
8/23	18,818	24,185	18,191
9/23	17,555	23,033	17,120
10/23	16,235	22,422	15,953
11/23	17,793	24,513	17,396
12/23	19,559	25,813	19,522
1/24	19,119	26,099	18,763
2/24	20,153	27,512	19,824
3/24	21,052	28,399	20,533
4/24	19,568	27,150	19,088
5/24	20,255	28,432	20,046
6/24	19,890	29,313	19,860
7/24	21,264	29,857	21,878
8/24	21,060	30,507	21,551
9/24	21,060	31,138	21,702
10/24	20,772	30,910	21,388
11/24	22,544	32,966	23,735
12/24	20,894	31,958	21,774
1/25	21,838	32,967	22,345
2/25	20,730	32,336	21,150
3/25	19,110	30,449	19,710
4/25	18,902	30,245	19,255
5/25	19,794	32,162	20,283
6/25	20,989	33,796	21,386
7/25	21,475	34,540	21,757
8/25	22,973	35,340	23,311
9/25	23,112	36,559	24,036
10/25	23,441	37,343	24,471

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	12.85%	10.53%	8.89%
Class J Shares Including Sales Charge	11.85%	10.53%	8.89%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,264,723,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 15,374,000
InvestmentCompanyPortfolioTurnover	31.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,264,723 Total Number of Portfolio Holdings112 Portfolio Turnover Rate 31.4% Total Advisory Fees Paid (amount in thousands)$15,374
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.22%
Investment Companies	2.37%
Other Assets and Liabilities	(0.59)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	23.47%
Consumer, Non-cyclical	22.03%
Industrial	22.00%
Technology	10.57%
Consumer, Cyclical	8.49%
Energy	4.80%
Communications	2.95%
Utilities	2.39%
Money Market Funds	2.37%
Basic Materials	1.52%
Other Assets and Liabilities	(0.59)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019807
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	Institutional
Trading Symbol	PSLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index ("Index"). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund’s investments underperformed the Index over the year. Health care and financials were key contributors to the Fund's performance during the year. The Fund’s biotechnology holdings within the health care sector performed well amid favorable data releases and acquisition activity. The Fund’s top biotech holding performed exceptionally well amid positive phase 2 trial results for its next potential drug pipeline, increasing confidence in future commercialization. Financials contributed positively through strong stock selection among regional banks. Despite a mixed interest-rate environment, select holdings delivered better-than-expected earnings and credit quality resilience. Software and materials were key detractors from relative performance. The Fund’s vertically integrated software holdings underperformed amid the threat of artificial intelligence easily writing software to replace their software as a service offerings, while cryptocurrency mining and quantum computing companies within the Index performed exceptionally well. In the materials sector, metals and mining companies were an area of underperformance primarily driven by the Fund’s underweight position to precious metals stocks who performed well amid strong gold and silver prices. Weak performance in the Fund’s paper packaging holdings also weighed on results amid weaker end market demand and elevated inventories.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $23,843	Russell 3000 Index $37,343	Russell 2000 Index $24,471
10/15	10,000	10,000	10,000
11/15	10,220	10,055	10,325
12/15	9,731	9,849	9,807
1/16	8,847	9,293	8,944
2/16	8,833	9,290	8,944
3/16	9,469	9,944	9,658
4/16	9,493	10,006	9,810
5/16	9,788	10,185	10,030
6/16	9,873	10,206	10,024
7/16	10,334	10,611	10,623
8/16	10,457	10,638	10,811
9/16	10,543	10,655	10,931
10/16	10,120	10,424	10,411
11/16	11,136	10,891	11,572
12/16	11,413	11,103	11,896
1/17	11,427	11,312	11,943
2/17	11,681	11,733	12,174
3/17	11,739	11,741	12,190
4/17	11,812	11,865	12,324
5/17	11,461	11,987	12,073
6/17	11,700	12,095	12,490
7/17	11,802	12,323	12,583
8/17	11,661	12,347	12,423
9/17	12,270	12,648	13,198
10/17	12,538	12,924	13,311
11/17	12,879	13,316	13,694
12/17	12,889	13,450	13,639
1/18	13,300	14,158	13,995
2/18	12,852	13,637	13,454
3/18	13,015	13,363	13,628
4/18	13,247	13,414	13,745
5/18	14,023	13,792	14,580
6/18	14,239	13,883	14,684
7/18	14,345	14,343	14,940
8/18	15,052	14,847	15,584
9/18	14,466	14,871	15,209
10/18	12,804	13,776	13,557
11/18	13,173	14,052	13,773
12/18	11,512	12,745	12,137
1/19	12,961	13,838	13,502
2/19	13,535	14,325	14,204
3/19	13,346	14,534	13,907
4/19	13,988	15,115	14,379
5/19	12,863	14,137	13,261
6/19	13,780	15,130	14,198
7/19	13,896	15,354	14,280
8/19	13,321	15,041	13,575
9/19	13,639	15,305	13,857
10/19	13,792	15,635	14,222
11/19	14,342	16,229	14,808
12/19	14,683	16,698	15,235
1/20	14,489	16,680	14,746
2/20	13,203	15,314	13,505
3/20	10,211	13,208	10,571
4/20	11,716	14,957	12,023
5/20	12,737	15,757	12,805
6/20	13,119	16,117	13,258
7/20	13,545	17,033	13,625
8/20	14,411	18,267	14,392
9/20	14,237	17,601	13,911
10/20	14,353	17,222	14,203
11/20	16,641	19,317	16,821
12/20	17,909	20,186	18,276
1/21	18,365	20,096	19,195
2/21	19,686	20,724	20,392
3/21	20,241	21,467	20,597
4/21	20,948	22,573	21,029
5/21	20,954	22,676	21,072
6/21	21,430	23,236	21,481
7/21	20,868	23,628	20,705
8/21	21,542	24,302	21,168
9/21	20,954	23,212	20,544
10/21	22,196	24,782	21,418
11/21	21,027	24,404	20,525
12/21	21,482	25,365	20,984
1/22	19,459	23,873	18,964
2/22	19,722	23,272	19,166
3/22	19,835	24,027	19,405
4/22	17,961	21,870	17,482
5/22	18,053	21,841	17,508
6/22	16,449	20,014	16,068
7/22	18,202	21,891	17,746
8/22	17,911	21,074	17,382
9/22	16,186	19,120	15,717
10/22	18,025	20,688	17,447
11/22	18,366	21,768	17,854
12/22	17,148	20,493	16,696
1/23	18,877	21,905	18,323
2/23	18,813	21,393	18,013
3/23	18,158	21,965	17,153
4/23	17,817	22,199	16,844
5/23	17,483	22,285	16,689
6/23	19,005	23,807	18,046
7/23	19,958	24,661	19,149
8/23	19,090	24,185	18,191
9/23	17,817	23,033	17,120
10/23	16,473	22,422	15,953
11/23	18,052	24,513	17,396
12/23	19,849	25,813	19,522
1/24	19,409	26,099	18,763
2/24	20,464	27,512	19,824
3/24	21,372	28,399	20,533
4/24	19,870	27,150	19,088
5/24	20,574	28,432	20,046
6/24	20,200	29,313	19,860
7/24	21,600	29,857	21,878
8/24	21,394	30,507	21,551
9/24	21,394	31,138	21,702
10/24	21,101	30,910	21,388
11/24	22,904	32,966	23,735
12/24	21,229	31,958	21,774
1/25	22,192	32,967	22,345
2/25	21,065	32,336	21,150
3/25	19,422	30,449	19,710
4/25	19,220	30,245	19,255
5/25	20,124	32,162	20,283
6/25	21,349	33,796	21,386
7/25	21,841	34,540	21,757
8/25	23,365	35,340	23,311
9/25	23,507	36,559	24,036
10/25	23,843	37,343	24,471

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	12.99%	10.68%	9.08%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,264,723,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 15,374,000
InvestmentCompanyPortfolioTurnover	31.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,264,723 Total Number of Portfolio Holdings112 Portfolio Turnover Rate 31.4% Total Advisory Fees Paid (amount in thousands)$15,374
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.22%
Investment Companies	2.37%
Other Assets and Liabilities	(0.59)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	23.47%
Consumer, Non-cyclical	22.03%
Industrial	22.00%
Technology	10.57%
Consumer, Cyclical	8.49%
Energy	4.80%
Communications	2.95%
Utilities	2.39%
Money Market Funds	2.37%
Basic Materials	1.52%
Other Assets and Liabilities	(0.59)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019804
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	R-3
Trading Symbol	PSBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$138	1.30%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index ("Index"). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund’s investments underperformed the Index over the year. Health care and financials were key contributors to the Fund's performance during the year. The Fund’s biotechnology holdings within the health care sector performed well amid favorable data releases and acquisition activity. The Fund’s top biotech holding performed exceptionally well amid positive phase 2 trial results for its next potential drug pipeline, increasing confidence in future commercialization. Financials contributed positively through strong stock selection among regional banks. Despite a mixed interest-rate environment, select holdings delivered better-than-expected earnings and credit quality resilience. Software and materials were key detractors from relative performance. The Fund’s vertically integrated software holdings underperformed amid the threat of artificial intelligence easily writing software to replace their software as a service offerings, while cryptocurrency mining and quantum computing companies within the Index performed exceptionally well. In the materials sector, metals and mining companies were an area of underperformance primarily driven by the Fund’s underweight position to precious metals stocks who performed well amid strong gold and silver prices. Weak performance in the Fund’s paper packaging holdings also weighed on results amid weaker end market demand and elevated inventories.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $22,740	Russell 3000 Index $37,343	Russell 2000 Index $24,471
10/15	10,000	10,000	10,000
11/15	10,213	10,055	10,325
12/15	9,725	9,849	9,807
1/16	8,839	9,293	8,944
2/16	8,819	9,290	8,944
3/16	9,448	9,944	9,658
4/16	9,473	10,006	9,810
5/16	9,760	10,185	10,030
6/16	9,846	10,206	10,024
7/16	10,298	10,611	10,623
8/16	10,419	10,638	10,811
9/16	10,495	10,655	10,931
10/16	10,067	10,424	10,411
11/16	11,078	10,891	11,572
12/16	11,345	11,103	11,896
1/17	11,355	11,312	11,943
2/17	11,607	11,733	12,174
3/17	11,654	11,741	12,190
4/17	11,726	11,865	12,324
5/17	11,371	11,987	12,073
6/17	11,602	12,095	12,490
7/17	11,700	12,323	12,583
8/17	11,551	12,347	12,423
9/17	12,153	12,648	13,198
10/17	12,410	12,924	13,311
11/17	12,739	13,316	13,694
12/17	12,742	13,450	13,639
1/18	13,145	14,158	13,995
2/18	12,698	13,637	13,454
3/18	12,854	13,363	13,628
4/18	13,072	13,414	13,745
5/18	13,838	13,792	14,580
6/18	14,045	13,883	14,684
7/18	14,140	14,343	14,940
8/18	14,833	14,847	15,584
9/18	14,251	14,871	15,209
10/18	12,603	13,776	13,557
11/18	12,966	14,052	13,773
12/18	11,323	12,745	12,137
1/19	12,745	13,838	13,502
2/19	13,306	14,325	14,204
3/19	13,110	14,534	13,907
4/19	13,743	15,115	14,379
5/19	12,627	14,137	13,261
6/19	13,527	15,130	14,198
7/19	13,632	15,354	14,280
8/19	13,064	15,041	13,575
9/19	13,371	15,305	13,857
10/19	13,514	15,635	14,222
11/19	14,049	16,229	14,808
12/19	14,373	16,698	15,235
1/20	14,180	16,680	14,746
2/20	12,917	15,314	13,505
3/20	9,983	13,208	10,571
4/20	11,453	14,957	12,023
5/20	12,447	15,757	12,805
6/20	12,813	16,117	13,258
7/20	13,227	17,033	13,625
8/20	14,070	18,267	14,392
9/20	13,890	17,601	13,911
10/20	14,001	17,222	14,203
11/20	16,224	19,317	16,821
12/20	17,458	20,186	18,276
1/21	17,896	20,096	19,195
2/21	19,167	20,724	20,392
3/21	19,704	21,467	20,597
4/21	20,382	22,573	21,029
5/21	20,382	22,676	21,072
6/21	20,841	23,236	21,481
7/21	20,283	23,628	20,705
8/21	20,933	24,302	21,168
9/21	20,353	23,212	20,544
10/21	21,547	24,782	21,418
11/21	20,410	24,404	20,525
12/21	20,840	25,365	20,984
1/22	18,874	23,873	18,964
2/22	19,119	23,272	19,166
3/22	19,226	24,027	19,405
4/22	17,398	21,870	17,482
5/22	17,482	21,841	17,508
6/22	15,922	20,014	16,068
7/22	17,612	21,891	17,746
8/22	17,322	21,074	17,382
9/22	15,647	19,120	15,717
10/22	17,421	20,688	17,447
11/22	17,742	21,768	17,854
12/22	16,565	20,493	16,696
1/23	18,224	21,905	18,323
2/23	18,148	21,393	18,013
3/23	17,521	21,965	17,153
4/23	17,184	22,199	16,844
5/23	16,855	22,285	16,689
6/23	18,308	23,807	18,046
7/23	19,226	24,661	19,149
8/23	18,377	24,185	18,191
9/23	17,146	23,033	17,120
10/23	15,846	22,422	15,953
11/23	17,360	24,513	17,396
12/23	19,077	25,813	19,522
1/24	18,660	26,099	18,763
2/24	19,668	27,512	19,824
3/24	20,534	28,399	20,533
4/24	19,077	27,150	19,088
5/24	19,746	28,432	20,046
6/24	19,384	29,313	19,860
7/24	20,715	29,857	21,878
8/24	20,510	30,507	21,551
9/24	20,502	31,138	21,702
10/24	20,211	30,910	21,388
11/24	21,927	32,966	23,735
12/24	20,326	31,958	21,774
1/25	21,232	32,967	22,345
2/25	20,150	32,336	21,150
3/25	18,570	30,449	19,710
4/25	18,370	30,245	19,255
5/25	19,228	32,162	20,283
6/25	20,390	33,796	21,386
7/25	20,847	34,540	21,757
8/25	22,299	35,340	23,311
9/25	22,427	36,559	24,036
10/25	22,740	37,343	24,471

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	12.51%	10.19%	8.56%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,264,723,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 15,374,000
InvestmentCompanyPortfolioTurnover	31.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,264,723 Total Number of Portfolio Holdings112 Portfolio Turnover Rate 31.4% Total Advisory Fees Paid (amount in thousands)$15,374
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.22%
Investment Companies	2.37%
Other Assets and Liabilities	(0.59)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	23.47%
Consumer, Non-cyclical	22.03%
Industrial	22.00%
Technology	10.57%
Consumer, Cyclical	8.49%
Energy	4.80%
Communications	2.95%
Utilities	2.39%
Money Market Funds	2.37%
Basic Materials	1.52%
Other Assets and Liabilities	(0.59)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019805
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	R-5
Trading Symbol	PSBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index ("Index"). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund’s investments underperformed the Index over the year. Health care and financials were key contributors to the Fund's performance during the year. The Fund’s biotechnology holdings within the health care sector performed well amid favorable data releases and acquisition activity. The Fund’s top biotech holding performed exceptionally well amid positive phase 2 trial results for its next potential drug pipeline, increasing confidence in future commercialization. Financials contributed positively through strong stock selection among regional banks. Despite a mixed interest-rate environment, select holdings delivered better-than-expected earnings and credit quality resilience. Software and materials were key detractors from relative performance. The Fund’s vertically integrated software holdings underperformed amid the threat of artificial intelligence easily writing software to replace their software as a service offerings, while cryptocurrency mining and quantum computing companies within the Index performed exceptionally well. In the materials sector, metals and mining companies were an area of underperformance primarily driven by the Fund’s underweight position to precious metals stocks who performed well amid strong gold and silver prices. Weak performance in the Fund’s paper packaging holdings also weighed on results amid weaker end market demand and elevated inventories.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $23,443	Russell 3000 Index $37,343	Russell 2000 Index $24,471
10/15	10,000	10,000	10,000
11/15	10,217	10,055	10,325
12/15	9,729	9,849	9,807
1/16	8,843	9,293	8,944
2/16	8,824	9,290	8,944
3/16	9,456	9,944	9,658
4/16	9,485	10,006	9,810
5/16	9,776	10,185	10,030
6/16	9,863	10,206	10,024
7/16	10,322	10,611	10,623
8/16	10,442	10,638	10,811
9/16	10,523	10,655	10,931
10/16	10,097	10,424	10,411
11/16	11,112	10,891	11,572
12/16	11,384	11,103	11,896
1/17	11,394	11,312	11,943
2/17	11,649	11,733	12,174
3/17	11,703	11,741	12,190
4/17	11,776	11,865	12,324
5/17	11,423	11,987	12,073
6/17	11,658	12,095	12,490
7/17	11,761	12,323	12,583
8/17	11,614	12,347	12,423
9/17	12,222	12,648	13,198
10/17	12,482	12,924	13,311
11/17	12,820	13,316	13,694
12/17	12,827	13,450	13,639
1/18	13,235	14,158	13,995
2/18	12,790	13,637	13,454
3/18	12,949	13,363	13,628
4/18	13,177	13,414	13,745
5/18	13,946	13,792	14,580
6/18	14,158	13,883	14,684
7/18	14,258	14,343	14,940
8/18	14,963	14,847	15,584
9/18	14,380	14,871	15,209
10/18	12,721	13,776	13,557
11/18	13,087	14,052	13,773
12/18	11,434	12,745	12,137
1/19	12,871	13,838	13,502
2/19	13,442	14,325	14,204
3/19	13,251	14,534	13,907
4/19	13,890	15,115	14,379
5/19	12,772	14,137	13,261
6/19	13,681	15,130	14,198
7/19	13,792	15,354	14,280
8/19	13,221	15,041	13,575
9/19	13,534	15,305	13,857
10/19	13,681	15,635	14,222
11/19	14,228	16,229	14,808
12/19	14,563	16,698	15,235
1/20	14,368	16,680	14,746
2/20	13,090	15,314	13,505
3/20	10,119	13,208	10,571
4/20	11,611	14,957	12,023
5/20	12,630	15,757	12,805
6/20	12,999	16,117	13,258
7/20	13,421	17,033	13,625
8/20	14,277	18,267	14,392
9/20	14,102	17,601	13,911
10/20	14,212	17,222	14,203
11/20	16,483	19,317	16,821
12/20	17,733	20,186	18,276
1/21	18,184	20,096	19,195
2/21	19,489	20,724	20,392
3/21	20,038	21,467	20,597
4/21	20,734	22,573	21,029
5/21	20,741	22,676	21,072
6/21	21,204	23,236	21,481
7/21	20,648	23,628	20,705
8/21	21,310	24,302	21,168
9/21	20,727	23,212	20,544
10/21	21,953	24,782	21,418
11/21	20,794	24,404	20,525
12/21	21,243	25,365	20,984
1/22	19,241	23,873	18,964
2/22	19,498	23,272	19,166
3/22	19,612	24,027	19,405
4/22	17,752	21,870	17,482
5/22	17,837	21,841	17,508
6/22	16,255	20,014	16,068
7/22	17,987	21,891	17,746
8/22	17,695	21,074	17,382
9/22	15,991	19,120	15,717
10/22	17,801	20,688	17,447
11/22	18,136	21,768	17,854
12/22	16,933	20,493	16,696
1/23	18,637	21,905	18,323
2/23	18,565	21,393	18,013
3/23	17,924	21,965	17,153
4/23	17,582	22,199	16,844
5/23	17,254	22,285	16,689
6/23	18,751	23,807	18,046
7/23	19,692	24,661	19,149
8/23	18,829	24,185	18,191
9/23	17,567	23,033	17,120
10/23	16,248	22,422	15,953
11/23	17,803	24,513	17,396
12/23	19,566	25,813	19,522
1/24	19,133	26,099	18,763
2/24	20,167	27,512	19,824
3/24	21,062	28,399	20,533
4/24	19,581	27,150	19,088
5/24	20,270	28,432	20,046
6/24	19,903	29,313	19,860
7/24	21,275	29,857	21,878
8/24	21,070	30,507	21,551
9/24	21,070	31,138	21,702
10/24	20,776	30,910	21,388
11/24	22,544	32,966	23,735
12/24	20,901	31,958	21,774
1/25	21,843	32,967	22,345
2/25	20,729	32,336	21,150
3/25	19,115	30,449	19,710
4/25	18,913	30,245	19,255
5/25	19,802	32,162	20,283
6/25	20,998	33,796	21,386
7/25	21,484	34,540	21,757
8/25	22,979	35,340	23,311
9/25	23,114	36,559	24,036
10/25	23,443	37,343	24,471

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	12.83%	10.53%	8.89%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,264,723,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 15,374,000
InvestmentCompanyPortfolioTurnover	31.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,264,723 Total Number of Portfolio Holdings112 Portfolio Turnover Rate 31.4% Total Advisory Fees Paid (amount in thousands)$15,374
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.22%
Investment Companies	2.37%
Other Assets and Liabilities	(0.59)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	23.47%
Consumer, Non-cyclical	22.03%
Industrial	22.00%
Technology	10.57%
Consumer, Cyclical	8.49%
Energy	4.80%
Communications	2.95%
Utilities	2.39%
Money Market Funds	2.37%
Basic Materials	1.52%
Other Assets and Liabilities	(0.59)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000175487
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	R-6
Trading Symbol	PSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index ("Index"). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund’s investments underperformed the Index over the year. Health care and financials were key contributors to the Fund's performance during the year. The Fund’s biotechnology holdings within the health care sector performed well amid favorable data releases and acquisition activity. The Fund’s top biotech holding performed exceptionally well amid positive phase 2 trial results for its next potential drug pipeline, increasing confidence in future commercialization. Financials contributed positively through strong stock selection among regional banks. Despite a mixed interest-rate environment, select holdings delivered better-than-expected earnings and credit quality resilience. Software and materials were key detractors from relative performance. The Fund’s vertically integrated software holdings underperformed amid the threat of artificial intelligence easily writing software to replace their software as a service offerings, while cryptocurrency mining and quantum computing companies within the Index performed exceptionally well. In the materials sector, metals and mining companies were an area of underperformance primarily driven by the Fund’s underweight position to precious metals stocks who performed well amid strong gold and silver prices. Weak performance in the Fund’s paper packaging holdings also weighed on results amid weaker end market demand and elevated inventories.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $23,884	Russell 3000 Index $37,343	Russell 2000 Index $24,471
10/15	10,000	10,000	10,000
11/15	10,213	10,055	10,325
12/15	9,725	9,849	9,807
1/16	8,839	9,293	8,944
2/16	8,819	9,290	8,944
3/16	9,448	9,944	9,658
4/16	9,473	10,006	9,810
5/16	9,760	10,185	10,030
6/16	9,846	10,206	10,024
7/16	10,298	10,611	10,623
8/16	10,419	10,638	10,811
9/16	10,495	10,655	10,931
10/16	10,067	10,424	10,411
11/16	11,079	10,891	11,572
12/16	11,348	11,103	11,896
1/17	11,363	11,312	11,943
2/17	11,620	11,733	12,174
3/17	11,673	11,741	12,190
4/17	11,746	11,865	12,324
5/17	11,397	11,987	12,073
6/17	11,634	12,095	12,490
7/17	11,741	12,323	12,583
8/17	11,600	12,347	12,423
9/17	12,206	12,648	13,198
10/17	12,468	12,924	13,311
11/17	12,812	13,316	13,694
12/17	12,821	13,450	13,639
1/18	13,230	14,158	13,995
2/18	12,784	13,637	13,454
3/18	12,947	13,363	13,628
4/18	13,178	13,414	13,745
5/18	13,955	13,792	14,580
6/18	14,165	13,883	14,684
7/18	14,270	14,343	14,940
8/18	14,974	14,847	15,584
9/18	14,396	14,871	15,209
10/18	12,742	13,776	13,557
11/18	13,110	14,052	13,773
12/18	11,455	12,745	12,137
1/19	12,899	13,838	13,502
2/19	13,471	14,325	14,204
3/19	13,282	14,534	13,907
4/19	13,928	15,115	14,379
5/19	12,807	14,137	13,261
6/19	13,721	15,130	14,198
7/19	13,836	15,354	14,280
8/19	13,264	15,041	13,575
9/19	13,587	15,305	13,857
10/19	13,739	15,635	14,222
11/19	14,287	16,229	14,808
12/19	14,624	16,698	15,235
1/20	14,437	16,680	14,746
2/20	13,155	15,314	13,505
3/20	10,172	13,208	10,571
4/20	11,673	14,957	12,023
5/20	12,691	15,757	12,805
6/20	13,071	16,117	13,258
7/20	13,496	17,033	13,625
8/20	14,366	18,267	14,392
9/20	14,192	17,601	13,911
10/20	14,308	17,222	14,203
11/20	16,589	19,317	16,821
12/20	17,854	20,186	18,276
1/21	18,316	20,096	19,195
2/21	19,627	20,724	20,392
3/21	20,187	21,467	20,597
4/21	20,885	22,573	21,029
5/21	20,898	22,676	21,072
6/21	21,373	23,236	21,481
7/21	20,813	23,628	20,705
8/21	21,491	24,302	21,168
9/21	20,905	23,212	20,544
10/21	22,143	24,782	21,418
11/21	20,984	24,404	20,525
12/21	21,438	25,365	20,984
1/22	19,420	23,873	18,964
2/22	19,682	23,272	19,166
3/22	19,803	24,027	19,405
4/22	17,933	21,870	17,482
5/22	18,018	21,841	17,508
6/22	16,425	20,014	16,068
7/22	18,181	21,891	17,746
8/22	17,884	21,074	17,382
9/22	16,164	19,120	15,717
10/22	17,997	20,688	17,447
11/22	18,344	21,768	17,854
12/22	17,130	20,493	16,696
1/23	18,862	21,905	18,323
2/23	18,791	21,393	18,013
3/23	18,145	21,965	17,153
4/23	17,804	22,199	16,844
5/23	17,471	22,285	16,689
6/23	18,997	23,807	18,046
7/23	19,949	24,661	19,149
8/23	19,076	24,185	18,191
9/23	17,804	23,033	17,120
10/23	16,469	22,422	15,953
11/23	18,053	24,513	17,396
12/23	19,844	25,813	19,522
1/24	19,404	26,099	18,763
2/24	20,466	27,512	19,824
3/24	21,374	28,399	20,533
4/24	19,873	27,150	19,088
5/24	20,583	28,432	20,046
6/24	20,210	29,313	19,860
7/24	21,608	29,857	21,878
8/24	21,403	30,507	21,551
9/24	21,411	31,138	21,702
10/24	21,118	30,910	21,388
11/24	22,919	32,966	23,735
12/24	21,255	31,958	21,774
1/25	22,211	32,967	22,345
2/25	21,090	32,336	21,150
3/25	19,447	30,449	19,710
4/25	19,245	30,245	19,255
5/25	20,156	32,162	20,283
6/25	21,382	33,796	21,386
7/25	21,875	34,540	21,757
8/25	23,406	35,340	23,311
9/25	23,548	36,559	24,036
10/25	23,884	37,343	24,471

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	13.10%	10.79%	9.10%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

Performance Inception Date	Dec. 06, 2000
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,264,723,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 15,374,000
InvestmentCompanyPortfolioTurnover	31.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,264,723 Total Number of Portfolio Holdings112 Portfolio Turnover Rate 31.4% Total Advisory Fees Paid (amount in thousands)$15,374
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.22%
Investment Companies	2.37%
Other Assets and Liabilities	(0.59)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	23.47%
Consumer, Non-cyclical	22.03%
Industrial	22.00%
Technology	10.57%
Consumer, Cyclical	8.49%
Energy	4.80%
Communications	2.95%
Utilities	2.39%
Money Market Funds	2.37%
Basic Materials	1.52%
Other Assets and Liabilities	(0.59)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019631
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	Class J
Trading Symbol	PSIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$119	1.11%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with small market capitalizations. For this Fund, growth equity securities of companies with small market capitalizations are (i) those with market capitalizations within the range of companies comprising the Russell 2000 Index and (ii) included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. Over the fiscal year, Emerald Advisors, Inc. (“Emerald”) outperformed the Russell 2000 Growth Index (“Index”). Emerald contributed to performance with strong stock selection in the information technology, healthcare, and industrials sectors. Alliance Bernstein, L.P. (“Alliance Bernstein”) contributed to performance with an underweight to the financials sector, an overweight to the industrials sector, and strong stock selection in the consumer staples sector. Brown Advisory, LLC’s (“Brown”) performance was helped by an overweight to the industrials sector, an underweight to the financials sector, and strong stock selection in the consumer staples sector. During the fiscal year, Brown and Alliance Bernstein underperformed the Index. Brown underperformed the Index due to poor stock selection in the industrials, information technology, and consumer discretionary sectors. Alliance Bernstein underperformed the Index due to poor stock selection in the industrials, information technology, and financials sectors. Emerald’s performance was hurt by poor stock selection in the consumer staples sector, and an underweight to the industrials sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $27,774	Russell 3000 Index $37,343	Russell 2000 Growth Index $25,121
10/15	10,000	10,000	10,000
11/15	10,441	10,055	10,366
12/15	10,012	9,849	9,872
1/16	8,872	9,293	8,802
2/16	8,790	9,290	8,740
3/16	9,401	9,944	9,410
4/16	9,542	10,006	9,504
5/16	9,824	10,185	9,760
6/16	9,836	10,206	9,715
7/16	10,447	10,611	10,350
8/16	10,518	10,638	10,460
9/16	10,670	10,655	10,610
10/16	10,095	10,424	9,951
11/16	10,894	10,891	10,841
12/16	10,904	11,103	10,989
1/17	11,185	11,312	11,168
2/17	11,429	11,733	11,442
3/17	11,600	11,741	11,577
4/17	11,844	11,865	11,790
5/17	11,905	11,987	11,683
6/17	12,223	12,095	12,085
7/17	12,369	12,323	12,188
8/17	12,406	12,347	12,174
9/17	13,029	12,648	12,837
10/17	13,285	12,924	13,036
11/17	13,627	13,316	13,410
12/17	13,730	13,450	13,425
1/18	14,336	14,158	13,949
2/18	14,033	13,637	13,551
3/18	14,060	13,363	13,734
4/18	14,073	13,414	13,747
5/18	15,049	13,792	14,613
6/18	15,312	13,883	14,727
7/18	15,418	14,343	14,980
8/18	16,633	14,847	15,913
9/18	16,469	14,871	15,541
10/18	14,456	13,776	13,574
11/18	14,511	14,052	13,787
12/18	12,943	12,745	12,176
1/19	14,606	13,838	13,582
2/19	15,806	14,325	14,459
3/19	15,703	14,534	14,263
4/19	16,355	15,115	14,697
5/19	15,583	14,137	13,607
6/19	16,698	15,130	14,655
7/19	16,972	15,354	14,798
8/19	16,183	15,041	14,160
9/19	15,600	15,305	14,044
10/19	15,926	15,635	14,443
11/19	16,972	16,229	15,293
12/19	17,249	16,698	15,644
1/20	17,383	16,680	15,471
2/20	16,352	15,314	14,354
3/20	13,433	13,208	11,613
4/20	15,570	14,957	13,343
5/20	17,325	15,757	14,604
6/20	17,974	16,117	15,165
7/20	18,909	17,033	15,686
8/20	19,920	18,267	16,606
9/20	19,577	17,601	16,250
10/20	19,787	17,222	16,374
11/20	22,534	19,317	19,261
12/20	24,451	20,186	21,061
1/21	25,046	20,096	22,077
2/21	25,988	20,724	22,806
3/21	25,128	21,467	22,088
4/21	26,275	22,573	22,570
5/21	25,455	22,676	21,925
6/21	26,378	23,236	22,954
7/21	26,214	23,628	22,118
8/21	26,767	24,302	22,520
9/21	25,906	23,212	21,656
10/21	27,341	24,782	22,670
11/21	25,783	24,404	21,563
12/21	26,191	25,365	21,659
1/22	22,644	23,873	18,756
2/22	22,490	23,272	18,837
3/22	22,387	24,027	18,924
4/22	19,997	21,870	16,602
5/22	19,534	21,841	16,288
6/22	18,121	20,014	15,280
7/22	19,817	21,891	16,991
8/22	19,380	21,074	16,831
9/22	17,812	19,120	15,317
10/22	19,200	20,688	16,771
11/22	19,791	21,768	17,044
12/22	18,662	20,493	15,950
1/23	20,408	21,905	17,536
2/23	20,173	21,393	17,346
3/23	19,861	21,965	16,918
4/23	19,704	22,199	16,722
5/23	19,548	22,285	16,725
6/23	21,112	23,807	18,112
7/23	21,763	24,661	18,958
8/23	20,851	24,185	17,972
9/23	19,496	23,033	16,786
10/23	17,958	22,422	15,492
11/23	19,782	24,513	16,902
12/23	21,711	25,813	18,926
1/24	21,138	26,099	18,319
2/24	22,858	27,512	19,807
3/24	23,301	28,399	20,361
4/24	21,737	27,150	18,793
5/24	22,702	28,432	19,799
6/24	22,754	29,313	19,766
7/24	23,901	29,857	21,385
8/24	24,213	30,507	21,148
9/24	24,552	31,138	21,429
10/24	24,213	30,910	21,144
11/24	26,585	32,966	23,737
12/24	24,671	31,958	21,794
1/25	25,745	32,967	22,483
2/25	24,015	32,336	20,961
3/25	21,897	30,449	19,371
4/25	21,748	30,245	19,247
5/25	23,329	32,162	20,483
6/25	24,880	33,796	21,689
7/25	25,268	34,540	22,059
8/25	26,014	35,340	23,363
9/25	26,849	36,559	24,334
10/25	27,774	37,343	25,121

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	14.71%	7.02%	10.76%
Class J Shares Including Sales Charge	13.71%	7.02%	10.76%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Growth Index	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,190,105,000
Holdings Count | Holding	1,221
Advisory Fees Paid, Amount	$ 17,318,000
InvestmentCompanyPortfolioTurnover	70.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,190,105 Total Number of Portfolio Holdings1,221 Portfolio Turnover Rate 70.1% Total Advisory Fees Paid (amount in thousands)$17,318
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.45%
Investment Companies	4.99%
Other Assets and LiabilitiesFootnote Reference*	(2.44)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	28.95%
Consumer, Non-cyclical	24.49%
Technology	19.79%
Consumer, Cyclical	8.85%
Financial	8.17%
Money Market Funds	4.92%
Communications	4.07%
Energy	1.97%
Basic Materials	1.14%
Exchange-Traded Funds	0.07%
Utilities	0.02%
Other Assets and LiabilitiesFootnote Reference*	(2.44)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019630
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	Institutional
Trading Symbol	PGRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with small market capitalizations. For this Fund, growth equity securities of companies with small market capitalizations are (i) those with market capitalizations within the range of companies comprising the Russell 2000 Index and (ii) included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. Over the fiscal year, Emerald Advisors, Inc. (“Emerald”) outperformed the Russell 2000 Growth Index (“Index”). Emerald contributed to performance with strong stock selection in the information technology, healthcare, and industrials sectors. Alliance Bernstein, L.P. (“Alliance Bernstein”) contributed to performance with an underweight to the financials sector, an overweight to the industrials sector, and strong stock selection in the consumer staples sector. Brown Advisory, LLC’s (“Brown”) performance was helped by an overweight to the industrials sector, an underweight to the financials sector, and strong stock selection in the consumer staples sector. During the fiscal year, Brown and Alliance Bernstein underperformed the Index. Brown underperformed the Index due to poor stock selection in the industrials, information technology, and consumer discretionary sectors. Alliance Bernstein underperformed the Index due to poor stock selection in the industrials, information technology, and financials sectors. Emerald’s performance was hurt by poor stock selection in the consumer staples sector, and an underweight to the industrials sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $28,423	Russell 3000 Index $37,343	Russell 2000 Growth Index $25,121
10/15	10,000	10,000	10,000
11/15	10,459	10,055	10,366
12/15	10,027	9,849	9,872
1/16	8,888	9,293	8,802
2/16	8,806	9,290	8,740
3/16	9,416	9,944	9,410
4/16	9,571	10,006	9,504
5/16	9,853	10,185	9,760
6/16	9,872	10,206	9,715
7/16	10,482	10,611	10,350
8/16	10,555	10,638	10,460
9/16	10,719	10,655	10,610
10/16	10,136	10,424	9,951
11/16	10,946	10,891	10,841
12/16	10,954	11,103	10,989
1/17	11,245	11,312	11,168
2/17	11,489	11,733	11,442
3/17	11,667	11,741	11,577
4/17	11,911	11,865	11,790
5/17	11,977	11,987	11,683
6/17	12,296	12,095	12,085
7/17	12,455	12,323	12,188
8/17	12,493	12,347	12,174
9/17	13,130	12,648	12,837
10/17	13,384	12,924	13,036
11/17	13,731	13,316	13,410
12/17	13,838	13,450	13,425
1/18	14,454	14,158	13,949
2/18	14,156	13,637	13,551
3/18	14,185	13,363	13,734
4/18	14,195	13,414	13,747
5/18	15,180	13,792	14,613
6/18	15,458	13,883	14,727
7/18	15,567	14,343	14,980
8/18	16,802	14,847	15,913
9/18	16,628	14,871	15,541
10/18	14,604	13,776	13,574
11/18	14,666	14,052	13,787
12/18	13,088	12,745	12,176
1/19	14,769	13,838	13,582
2/19	15,994	14,325	14,459
3/19	15,885	14,534	14,263
4/19	16,546	15,115	14,697
5/19	15,777	14,137	13,607
6/19	16,906	15,130	14,655
7/19	17,194	15,354	14,798
8/19	16,390	15,041	14,160
9/19	15,813	15,305	14,044
10/19	16,138	15,635	14,443
11/19	17,206	16,229	15,293
12/19	17,484	16,698	15,644
1/20	17,626	16,680	15,471
2/20	16,581	15,314	14,354
3/20	13,623	13,208	11,613
4/20	15,793	14,957	13,343
5/20	17,575	15,757	14,604
6/20	18,233	16,117	15,165
7/20	19,202	17,033	15,686
8/20	20,235	18,267	16,606
9/20	19,873	17,601	16,250
10/20	20,093	17,222	16,374
11/20	22,882	19,317	19,261
12/20	24,838	20,186	21,061
1/21	25,448	20,096	22,077
2/21	26,409	20,724	22,806
3/21	25,529	21,467	22,088
4/21	26,706	22,573	22,570
5/21	25,881	22,676	21,925
6/21	26,815	23,236	22,954
7/21	26,666	23,628	22,118
8/21	27,221	24,302	22,520
9/21	26,354	23,212	21,656
10/21	27,816	24,782	22,670
11/21	26,219	24,404	21,563
12/21	26,636	25,365	21,659
1/22	23,036	23,873	18,756
2/22	22,896	23,272	18,837
3/22	22,771	24,027	18,924
4/22	20,355	21,870	16,602
5/22	19,888	21,841	16,288
6/22	18,438	20,014	15,280
7/22	20,168	21,891	16,991
8/22	19,732	21,074	16,831
9/22	18,142	19,120	15,317
10/22	19,545	20,688	16,771
11/22	20,152	21,768	17,044
12/22	19,031	20,493	15,950
1/23	20,791	21,905	17,536
2/23	20,556	21,393	17,346
3/23	20,257	21,965	16,918
4/23	20,084	22,199	16,722
5/23	19,943	22,285	16,725
6/23	21,530	23,807	18,112
7/23	22,190	24,661	18,958
8/23	21,279	24,185	17,972
9/23	19,880	23,033	16,786
10/23	18,324	22,422	15,492
11/23	20,178	24,513	16,902
12/23	22,159	25,813	18,926
1/24	21,593	26,099	18,319
2/24	23,337	27,512	19,807
3/24	23,793	28,399	20,361
4/24	22,190	27,150	18,793
5/24	23,196	28,432	19,799
6/24	23,227	29,313	19,766
7/24	24,406	29,857	21,385
8/24	24,720	30,507	21,148
9/24	25,097	31,138	21,429
10/24	24,752	30,910	21,144
11/24	27,172	32,966	23,737
12/24	25,214	31,958	21,794
1/25	26,318	32,967	22,483
2/25	24,552	32,336	20,961
3/25	22,396	30,449	19,371
4/25	22,243	30,245	19,247
5/25	23,856	32,162	20,483
6/25	25,452	33,796	21,689
7/25	25,859	34,540	22,059
8/25	26,623	35,340	23,363
9/25	27,489	36,559	24,334
10/25	28,423	37,343	25,121

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	14.83%	7.18%	11.01%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Growth Index	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,190,105,000
Holdings Count | Holding	1,221
Advisory Fees Paid, Amount	$ 17,318,000
InvestmentCompanyPortfolioTurnover	70.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,190,105 Total Number of Portfolio Holdings1,221 Portfolio Turnover Rate 70.1% Total Advisory Fees Paid (amount in thousands)$17,318
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.45%
Investment Companies	4.99%
Other Assets and LiabilitiesFootnote Reference*	(2.44)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	28.95%
Consumer, Non-cyclical	24.49%
Technology	19.79%
Consumer, Cyclical	8.85%
Financial	8.17%
Money Market Funds	4.92%
Communications	4.07%
Energy	1.97%
Basic Materials	1.14%
Exchange-Traded Funds	0.07%
Utilities	0.02%
Other Assets and LiabilitiesFootnote Reference*	(2.44)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019627
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	R-3
Trading Symbol	PPNMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$151	1.41%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with small market capitalizations. For this Fund, growth equity securities of companies with small market capitalizations are (i) those with market capitalizations within the range of companies comprising the Russell 2000 Index and (ii) included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. Over the fiscal year, Emerald Advisors, Inc. (“Emerald”) outperformed the Russell 2000 Growth Index (“Index”). Emerald contributed to performance with strong stock selection in the information technology, healthcare, and industrials sectors. Alliance Bernstein, L.P. (“Alliance Bernstein”) contributed to performance with an underweight to the financials sector, an overweight to the industrials sector, and strong stock selection in the consumer staples sector. Brown Advisory, LLC’s (“Brown”) performance was helped by an overweight to the industrials sector, an underweight to the financials sector, and strong stock selection in the consumer staples sector. During the fiscal year, Brown and Alliance Bernstein underperformed the Index. Brown underperformed the Index due to poor stock selection in the industrials, information technology, and consumer discretionary sectors. Alliance Bernstein underperformed the Index due to poor stock selection in the industrials, information technology, and financials sectors. Emerald’s performance was hurt by poor stock selection in the consumer staples sector, and an underweight to the industrials sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $27,047	Russell 3000 Index $37,343	Russell 2000 Growth Index $25,121
10/15	10,000	10,000	10,000
11/15	10,444	10,055	10,366
12/15	10,011	9,849	9,872
1/16	8,873	9,293	8,802
2/16	8,789	9,290	8,740
3/16	9,395	9,944	9,410
4/16	9,541	10,006	9,504
5/16	9,823	10,185	9,760
6/16	9,823	10,206	9,715
7/16	10,439	10,611	10,350
8/16	10,501	10,638	10,460
9/16	10,658	10,655	10,610
10/16	10,073	10,424	9,951
11/16	10,877	10,891	10,841
12/16	10,876	11,103	10,989
1/17	11,156	11,312	11,168
2/17	11,394	11,733	11,442
3/17	11,567	11,741	11,577
4/17	11,804	11,865	11,790
5/17	11,869	11,987	11,683
6/17	12,182	12,095	12,085
7/17	12,333	12,323	12,188
8/17	12,366	12,347	12,174
9/17	12,981	12,648	12,837
10/17	13,230	12,924	13,036
11/17	13,565	13,316	13,410
12/17	13,666	13,450	13,425
1/18	14,267	14,158	13,949
2/18	13,966	13,637	13,551
3/18	13,989	13,363	13,734
4/18	13,989	13,414	13,747
5/18	14,961	13,792	14,613
6/18	15,226	13,883	14,727
7/18	15,331	14,343	14,980
8/18	16,535	14,847	15,913
9/18	16,355	14,871	15,541
10/18	14,360	13,776	13,574
11/18	14,408	14,052	13,787
12/18	12,864	12,745	12,176
1/19	14,504	13,838	13,582
2/19	15,695	14,325	14,459
3/19	15,579	14,534	14,263
4/19	16,232	15,115	14,697
5/19	15,463	14,137	13,607
6/19	16,566	15,130	14,655
7/19	16,842	15,354	14,798
8/19	16,043	15,041	14,160
9/19	15,463	15,305	14,044
10/19	15,782	15,635	14,443
11/19	16,827	16,229	15,293
12/19	17,092	16,698	15,644
1/20	17,204	16,680	15,471
2/20	16,186	15,314	14,354
3/20	13,308	13,208	11,613
4/20	15,407	14,957	13,343
5/20	17,140	15,757	14,604
6/20	17,776	16,117	15,165
7/20	18,714	17,033	15,686
8/20	19,700	18,267	16,606
9/20	19,350	17,601	16,250
10/20	19,557	17,222	16,374
11/20	22,260	19,317	19,261
12/20	24,159	20,186	21,061
1/21	24,733	20,096	22,077
2/21	25,662	20,724	22,806
3/21	24,801	21,467	22,088
4/21	25,932	22,573	22,570
5/21	25,121	22,676	21,925
6/21	26,016	23,236	22,954
7/21	25,864	23,628	22,118
8/21	26,404	24,302	22,520
9/21	25,543	23,212	21,656
10/21	26,945	24,782	22,670
11/21	25,391	24,404	21,563
12/21	25,774	25,365	21,659
1/22	22,298	23,873	18,756
2/22	22,135	23,272	18,837
3/22	22,013	24,027	18,924
4/22	19,676	21,870	16,602
5/22	19,208	21,841	16,288
6/22	17,826	20,014	15,280
7/22	19,473	21,891	16,991
8/22	19,046	21,074	16,831
9/22	17,501	19,120	15,317
10/22	18,842	20,688	16,771
11/22	19,432	21,768	17,044
12/22	18,336	20,493	15,950
1/23	20,021	21,905	17,536
2/23	19,795	21,393	17,346
3/23	19,487	21,965	16,918
4/23	19,322	22,199	16,722
5/23	19,178	22,285	16,725
6/23	20,699	23,807	18,112
7/23	21,316	24,661	18,958
8/23	20,432	24,185	17,972
9/23	19,096	23,033	16,786
10/23	17,596	22,422	15,492
11/23	19,363	24,513	16,902
12/23	21,254	25,813	18,926
1/24	20,699	26,099	18,319
2/24	22,364	27,512	19,807
3/24	22,796	28,399	20,361
4/24	21,254	27,150	18,793
5/24	22,200	28,432	19,799
6/24	22,241	29,313	19,766
7/24	23,351	29,857	21,385
8/24	23,659	30,507	21,148
9/24	24,009	31,138	21,429
10/24	23,659	30,910	21,144
11/24	25,962	32,966	23,737
12/24	24,080	31,958	21,794
1/25	25,129	32,967	22,483
2/25	23,440	32,336	20,961
3/25	21,363	30,449	19,371
4/25	21,227	30,245	19,247
5/25	22,733	32,162	20,483
6/25	24,262	33,796	21,689
7/25	24,627	34,540	22,059
8/25	25,335	35,340	23,363
9/25	26,157	36,559	24,334
10/25	27,047	37,343	25,121

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	14.32%	6.70%	10.46%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Growth Index	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,190,105,000
Holdings Count | Holding	1,221
Advisory Fees Paid, Amount	$ 17,318,000
InvestmentCompanyPortfolioTurnover	70.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,190,105 Total Number of Portfolio Holdings1,221 Portfolio Turnover Rate 70.1% Total Advisory Fees Paid (amount in thousands)$17,318
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.45%
Investment Companies	4.99%
Other Assets and LiabilitiesFootnote Reference*	(2.44)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	28.95%
Consumer, Non-cyclical	24.49%
Technology	19.79%
Consumer, Cyclical	8.85%
Financial	8.17%
Money Market Funds	4.92%
Communications	4.07%
Energy	1.97%
Basic Materials	1.14%
Exchange-Traded Funds	0.07%
Utilities	0.02%
Other Assets and LiabilitiesFootnote Reference*	(2.44)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019628
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	R-5
Trading Symbol	PPNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with small market capitalizations. For this Fund, growth equity securities of companies with small market capitalizations are (i) those with market capitalizations within the range of companies comprising the Russell 2000 Index and (ii) included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. Over the fiscal year, Emerald Advisors, Inc. (“Emerald”) outperformed the Russell 2000 Growth Index (“Index”). Emerald contributed to performance with strong stock selection in the information technology, healthcare, and industrials sectors. Alliance Bernstein, L.P. (“Alliance Bernstein”) contributed to performance with an underweight to the financials sector, an overweight to the industrials sector, and strong stock selection in the consumer staples sector. Brown Advisory, LLC’s (“Brown”) performance was helped by an overweight to the industrials sector, an underweight to the financials sector, and strong stock selection in the consumer staples sector. During the fiscal year, Brown and Alliance Bernstein underperformed the Index. Brown underperformed the Index due to poor stock selection in the industrials, information technology, and consumer discretionary sectors. Alliance Bernstein underperformed the Index due to poor stock selection in the industrials, information technology, and financials sectors. Emerald’s performance was hurt by poor stock selection in the consumer staples sector, and an underweight to the industrials sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $27,888	Russell 3000 Index $37,343	Russell 2000 Growth Index $25,121
10/15	10,000	10,000	10,000
11/15	10,445	10,055	10,366
12/15	10,019	9,849	9,872
1/16	8,879	9,293	8,802
2/16	8,793	9,290	8,740
3/16	9,406	9,944	9,410
4/16	9,559	10,006	9,504
5/16	9,837	10,185	9,760
6/16	9,847	10,206	9,715
7/16	10,460	10,611	10,350
8/16	10,527	10,638	10,460
9/16	10,690	10,655	10,610
10/16	10,105	10,424	9,951
11/16	10,910	10,891	10,841
12/16	10,918	11,103	10,989
1/17	11,205	11,312	11,168
2/17	11,442	11,733	11,442
3/17	11,620	11,741	11,577
4/17	11,857	11,865	11,790
5/17	11,926	11,987	11,683
6/17	12,243	12,095	12,085
7/17	12,391	12,323	12,188
8/17	12,430	12,347	12,174
9/17	13,063	12,648	12,837
10/17	13,310	12,924	13,036
11/17	13,646	13,316	13,410
12/17	13,758	13,450	13,425
1/18	14,368	14,158	13,949
2/18	14,063	13,637	13,551
3/18	14,095	13,363	13,734
4/18	14,095	13,414	13,747
5/18	15,083	13,792	14,613
6/18	15,356	13,883	14,727
7/18	15,461	14,343	14,980
8/18	16,671	14,847	15,913
9/18	16,509	14,871	15,541
10/18	14,495	13,776	13,574
11/18	14,549	14,052	13,787
12/18	12,988	12,745	12,176
1/19	14,648	13,838	13,582
2/19	15,858	14,325	14,459
3/19	15,742	14,534	14,263
4/19	16,399	15,115	14,697
5/19	15,639	14,137	13,607
6/19	16,746	15,130	14,655
7/19	17,029	15,354	14,798
8/19	16,231	15,041	14,160
9/19	15,652	15,305	14,044
10/19	15,987	15,635	14,443
11/19	17,029	16,229	15,293
12/19	17,301	16,698	15,644
1/20	17,441	16,680	15,471
2/20	16,410	15,314	14,354
3/20	13,485	13,208	11,613
4/20	15,616	14,957	13,343
5/20	17,385	15,757	14,604
6/20	18,040	16,117	15,165
7/20	18,987	17,033	15,686
8/20	20,004	18,267	16,606
9/20	19,656	17,601	16,250
10/20	19,851	17,222	16,374
11/20	22,609	19,317	19,261
12/20	24,552	20,186	21,061
1/21	25,139	20,096	22,077
2/21	26,092	20,724	22,806
3/21	25,212	21,467	22,088
4/21	26,371	22,573	22,570
5/21	25,564	22,676	21,925
6/21	26,474	23,236	22,954
7/21	26,327	23,628	22,118
8/21	26,870	24,302	22,520
9/21	26,004	23,212	21,656
10/21	27,442	24,782	22,670
11/21	25,872	24,404	21,563
12/21	26,278	25,365	21,659
1/22	22,713	23,873	18,756
2/22	22,576	23,272	18,837
3/22	22,456	24,027	18,924
4/22	20,073	21,870	16,602
5/22	19,610	21,841	16,288
6/22	18,187	20,014	15,280
7/22	19,884	21,891	16,991
8/22	19,456	21,074	16,831
9/22	17,879	19,120	15,317
10/22	19,267	20,688	16,771
11/22	19,850	21,768	17,044
12/22	18,737	20,493	15,950
1/23	20,484	21,905	17,536
2/23	20,242	21,393	17,346
3/23	19,948	21,965	16,918
4/23	19,775	22,199	16,722
5/23	19,636	22,285	16,725
6/23	21,211	23,807	18,112
7/23	21,834	24,661	18,958
8/23	20,934	24,185	17,972
9/23	19,567	23,033	16,786
10/23	18,045	22,422	15,492
11/23	19,861	24,513	16,902
12/23	21,799	25,813	18,926
1/24	21,245	26,099	18,319
2/24	22,958	27,512	19,807
3/24	23,391	28,399	20,361
4/24	21,834	27,150	18,793
5/24	22,802	28,432	19,799
6/24	22,837	29,313	19,766
7/24	23,996	29,857	21,385
8/24	24,308	30,507	21,148
9/24	24,671	31,138	21,429
10/24	24,325	30,910	21,144
11/24	26,695	32,966	23,737
12/24	24,774	31,958	21,794
1/25	25,850	32,967	22,483
2/25	24,133	32,336	20,961
3/25	22,001	30,449	19,371
4/25	21,850	30,245	19,247
5/25	23,416	32,162	20,483
6/25	25,001	33,796	21,689
7/25	25,378	34,540	22,059
8/25	26,133	35,340	23,363
9/25	26,982	36,559	24,334
10/25	27,888	37,343	25,121

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	14.65%	7.04%	10.80%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Growth Index	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,190,105,000
Holdings Count | Holding	1,221
Advisory Fees Paid, Amount	$ 17,318,000
InvestmentCompanyPortfolioTurnover	70.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,190,105 Total Number of Portfolio Holdings1,221 Portfolio Turnover Rate 70.1% Total Advisory Fees Paid (amount in thousands)$17,318
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.45%
Investment Companies	4.99%
Other Assets and LiabilitiesFootnote Reference*	(2.44)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	28.95%
Consumer, Non-cyclical	24.49%
Technology	19.79%
Consumer, Cyclical	8.85%
Financial	8.17%
Money Market Funds	4.92%
Communications	4.07%
Energy	1.97%
Basic Materials	1.14%
Exchange-Traded Funds	0.07%
Utilities	0.02%
Other Assets and LiabilitiesFootnote Reference*	(2.44)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000149260
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	R-6
Trading Symbol	PCSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with small market capitalizations. For this Fund, growth equity securities of companies with small market capitalizations are (i) those with market capitalizations within the range of companies comprising the Russell 2000 Index and (ii) included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. Over the fiscal year, Emerald Advisors, Inc. (“Emerald”) outperformed the Russell 2000 Growth Index (“Index”). Emerald contributed to performance with strong stock selection in the information technology, healthcare, and industrials sectors. Alliance Bernstein, L.P. (“Alliance Bernstein”) contributed to performance with an underweight to the financials sector, an overweight to the industrials sector, and strong stock selection in the consumer staples sector. Brown Advisory, LLC’s (“Brown”) performance was helped by an overweight to the industrials sector, an underweight to the financials sector, and strong stock selection in the consumer staples sector. During the fiscal year, Brown and Alliance Bernstein underperformed the Index. Brown underperformed the Index due to poor stock selection in the industrials, information technology, and consumer discretionary sectors. Alliance Bernstein underperformed the Index due to poor stock selection in the industrials, information technology, and financials sectors. Emerald’s performance was hurt by poor stock selection in the consumer staples sector, and an underweight to the industrials sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $28,607	Russell 3000 Index $37,343	Russell 2000 Growth Index $25,121
10/15	10,000	10,000	10,000
11/15	10,459	10,055	10,366
12/15	10,027	9,849	9,872
1/16	8,887	9,293	8,802
2/16	8,805	9,290	8,740
3/16	9,416	9,944	9,410
4/16	9,571	10,006	9,504
5/16	9,853	10,185	9,760
6/16	9,862	10,206	9,715
7/16	10,482	10,611	10,350
8/16	10,555	10,638	10,460
9/16	10,710	10,655	10,610
10/16	10,127	10,424	9,951
11/16	10,938	10,891	10,841
12/16	10,946	11,103	10,989
1/17	11,237	11,312	11,168
2/17	11,481	11,733	11,442
3/17	11,659	11,741	11,577
4/17	11,903	11,865	11,790
5/17	11,979	11,987	11,683
6/17	12,288	12,095	12,085
7/17	12,448	12,323	12,188
8/17	12,485	12,347	12,174
9/17	13,124	12,648	12,837
10/17	13,377	12,924	13,036
11/17	13,715	13,316	13,410
12/17	13,832	13,450	13,425
1/18	14,449	14,158	13,949
2/18	14,150	13,637	13,551
3/18	14,180	13,363	13,734
4/18	14,190	13,414	13,747
5/18	15,175	13,792	14,613
6/18	15,454	13,883	14,727
7/18	15,563	14,343	14,980
8/18	16,789	14,847	15,913
9/18	16,625	14,871	15,541
10/18	14,599	13,776	13,574
11/18	14,661	14,052	13,787
12/18	13,093	12,745	12,176
1/19	14,764	13,838	13,582
2/19	15,979	14,325	14,459
3/19	15,883	14,534	14,263
4/19	16,544	15,115	14,697
5/19	15,774	14,137	13,607
6/19	16,904	15,130	14,655
7/19	17,193	15,354	14,798
8/19	16,387	15,041	14,160
9/19	15,810	15,305	14,044
10/19	16,135	15,635	14,443
11/19	17,205	16,229	15,293
12/19	17,484	16,698	15,644
1/20	17,626	16,680	15,471
2/20	16,578	15,314	14,354
3/20	13,630	13,208	11,613
4/20	15,790	14,957	13,343
5/20	17,587	15,757	14,604
6/20	18,247	16,117	15,165
7/20	19,216	17,033	15,686
8/20	20,238	18,267	16,606
9/20	19,889	17,601	16,250
10/20	20,109	17,222	16,374
11/20	22,902	19,317	19,261
12/20	24,874	20,186	21,061
1/21	25,471	20,096	22,077
2/21	26,446	20,724	22,806
3/21	25,565	21,467	22,088
4/21	26,745	22,573	22,570
5/21	25,918	22,676	21,925
6/21	26,853	23,236	22,954
7/21	26,704	23,628	22,118
8/21	27,273	24,302	22,520
9/21	26,392	23,212	21,656
10/21	27,870	24,782	22,670
11/21	26,284	24,404	21,563
12/21	26,686	25,365	21,659
1/22	23,081	23,873	18,756
2/22	22,940	23,272	18,837
3/22	22,831	24,027	18,924
4/22	20,397	21,870	16,602
5/22	19,944	21,841	16,288
6/22	18,493	20,014	15,280
7/22	20,225	21,891	16,991
8/22	19,788	21,074	16,831
9/22	18,196	19,120	15,317
10/22	19,601	20,688	16,771
11/22	20,209	21,768	17,044
12/22	19,087	20,493	15,950
1/23	20,865	21,905	17,536
2/23	20,629	21,393	17,346
3/23	20,330	21,965	16,918
4/23	20,157	22,199	16,722
5/23	20,015	22,285	16,725
6/23	21,620	23,807	18,112
7/23	22,281	24,661	18,958
8/23	21,352	24,185	17,972
9/23	19,968	23,033	16,786
10/23	18,410	22,422	15,492
11/23	20,267	24,513	16,902
12/23	22,265	25,813	18,926
1/24	21,683	26,099	18,319
2/24	23,445	27,512	19,807
3/24	23,902	28,399	20,361
4/24	22,297	27,150	18,793
5/24	23,304	28,432	19,799
6/24	23,351	29,313	19,766
7/24	24,531	29,857	21,385
8/24	24,861	30,507	21,148
9/24	25,239	31,138	21,429
10/24	24,877	30,910	21,144
11/24	27,316	32,966	23,737
12/24	25,357	31,958	21,794
1/25	26,463	32,967	22,483
2/25	24,710	32,336	20,961
3/25	22,532	30,449	19,371
4/25	22,379	30,245	19,247
5/25	23,995	32,162	20,483
6/25	25,612	33,796	21,689
7/25	26,020	34,540	22,059
8/25	26,786	35,340	23,363
9/25	27,671	36,559	24,334
10/25	28,607	37,343	25,121

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	14.99%	7.30%	11.08%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Growth Index	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,190,105,000
Holdings Count | Holding	1,221
Advisory Fees Paid, Amount	$ 17,318,000
InvestmentCompanyPortfolioTurnover	70.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,190,105 Total Number of Portfolio Holdings1,221 Portfolio Turnover Rate 70.1% Total Advisory Fees Paid (amount in thousands)$17,318
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.45%
Investment Companies	4.99%
Other Assets and LiabilitiesFootnote Reference*	(2.44)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	28.95%
Consumer, Non-cyclical	24.49%
Technology	19.79%
Consumer, Cyclical	8.85%
Financial	8.17%
Money Market Funds	4.92%
Communications	4.07%
Energy	1.97%
Basic Materials	1.14%
Exchange-Traded Funds	0.07%
Utilities	0.02%
Other Assets and LiabilitiesFootnote Reference*	(2.44)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019720
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	Class J
Trading Symbol	PSSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending October 31, 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Five of the eleven economic sectors in the Index posted positive returns as information technology and industrials posted the best returns for the year. The consumer staples and energy sectors recorded the worst returns. Sandisk, Sterling Infrastructure, and Kratos Defense & Security Solutions contributed to Fund performance. Inspire Medical Systems, Organon, and Robert Half detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $23,307	S&P 1500 Index $37,877	S&P SmallCap 600 Index $24,299
10/15	10,000	10,000	10,000
11/15	10,265	10,045	10,268
12/15	9,771	9,857	9,777
1/16	9,166	9,359	9,174
2/16	9,260	9,360	9,276
3/16	10,013	10,011	10,036
4/16	10,131	10,058	10,154
5/16	10,292	10,242	10,323
6/16	10,349	10,271	10,385
7/16	10,869	10,659	10,914
8/16	11,016	10,680	11,062
9/16	11,082	10,679	11,133
10/16	10,585	10,469	10,635
11/16	11,905	10,918	11,970
12/16	12,300	11,141	12,373
1/17	12,244	11,342	12,324
2/17	12,436	11,772	12,520
3/17	12,421	11,780	12,504
4/17	12,527	11,899	12,617
5/17	12,259	12,037	12,349
6/17	12,618	12,129	12,718
7/17	12,739	12,364	12,842
8/17	12,406	12,375	12,512
9/17	13,355	12,667	13,477
10/17	13,477	12,957	13,605
11/17	13,946	13,362	14,083
12/17	13,870	13,495	14,010
1/18	14,215	14,227	14,365
2/18	13,660	13,695	13,808
3/18	13,929	13,398	14,090
4/18	14,070	13,446	14,235
5/18	14,971	13,802	15,154
6/18	15,138	13,887	15,326
7/18	15,602	14,383	15,810
8/18	16,351	14,858	16,574
9/18	15,833	14,908	16,048
10/18	14,169	13,845	14,366
11/18	14,374	14,135	14,582
12/18	12,637	12,825	12,822
1/19	13,980	13,883	14,186
2/19	14,586	14,342	14,803
3/19	14,097	14,575	14,310
4/19	14,636	15,164	14,864
5/19	13,355	14,175	13,567
6/19	14,345	15,181	14,577
7/19	14,499	15,396	14,743
8/19	13,843	15,114	14,078
9/19	14,301	15,414	14,548
10/19	14,574	15,737	14,832
11/19	15,019	16,299	15,286
12/19	15,460	16,789	15,743
1/20	14,842	16,738	15,118
2/20	13,411	15,341	13,666
3/20	10,405	13,335	10,605
4/20	11,728	15,053	11,952
5/20	12,241	15,790	12,467
6/20	12,693	16,104	12,932
7/20	13,212	16,997	13,464
8/20	13,731	18,171	14,001
9/20	13,086	17,483	13,342
10/20	13,418	17,084	13,687
11/20	15,853	19,015	16,174
12/20	17,165	19,797	17,520
1/21	18,225	19,664	18,622
2/21	19,605	20,279	20,047
3/21	20,238	21,165	20,715
4/21	20,639	22,265	21,137
5/21	21,053	22,422	21,576
6/21	21,128	22,888	21,648
7/21	20,611	23,375	21,132
8/21	21,019	24,065	21,557
9/21	20,503	22,969	21,033
10/21	21,196	24,542	21,754
11/21	20,700	24,330	21,256
12/21	21,622	25,429	22,219
1/22	20,029	24,071	20,604
2/22	20,306	23,430	20,892
3/22	20,381	24,249	20,969
4/22	18,773	22,162	19,332
5/22	19,109	22,218	19,693
6/22	17,471	20,366	18,010
7/22	19,214	22,266	19,813
8/22	18,384	21,369	18,944
9/22	16,566	19,397	17,073
10/22	18,601	21,015	19,184
11/22	19,363	22,188	19,983
12/22	18,054	20,908	18,642
1/23	19,767	22,274	20,412
2/23	19,515	21,746	20,161
3/23	18,499	22,405	19,121
4/23	17,987	22,700	18,589
5/23	17,668	22,741	18,263
6/23	19,112	24,284	19,767
7/23	20,161	25,090	20,856
8/23	19,313	24,656	19,992
9/23	18,155	23,467	18,793
10/23	17,106	22,909	17,715
11/23	18,516	24,988	19,180
12/23	20,870	26,232	21,634
1/24	20,044	26,582	20,780
2/24	20,712	27,997	21,471
3/24	21,380	28,936	22,167
4/24	20,167	27,711	20,923
5/24	21,177	29,077	21,978
6/24	20,694	29,996	21,478
7/24	22,917	30,503	23,796
8/24	22,575	31,170	23,454
9/24	22,759	31,808	23,653
10/24	22,153	31,510	23,029
11/24	24,569	33,451	25,548
12/24	22,592	32,515	23,516
1/25	23,239	33,440	24,201
2/25	21,907	32,911	22,818
3/25	20,545	31,056	21,417
4/25	19,696	30,792	20,520
5/25	20,719	32,708	21,593
6/25	21,549	34,338	22,466
7/25	21,742	35,087	22,674
8/25	23,268	35,864	24,276
9/25	23,500	37,090	24,514
10/25	23,307	37,877	24,299

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	5.21%	11.68%	8.83%
Class J Shares Including Sales Charge	4.25%	11.68%	8.83%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P SmallCap 600 Index	5.51%	12.17%	9.28%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,220,230,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,970,000
InvestmentCompanyPortfolioTurnover	35.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,220,230 Total Number of Portfolio Holdings608 Portfolio Turnover Rate 35.9% Total Advisory Fees Paid (amount in thousands)$1,970
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	3.50%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	24.04%
Industrial	18.23%
Consumer, Non-cyclical	16.07%
Consumer, Cyclical	13.49%
Technology	9.18%
Energy	5.07%
Communications	5.06%
Basic Materials	3.53%
Money Market Funds	3.36%
Utilities	2.03%
Exchange-Traded Funds	0.14%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019719
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	Institutional
Trading Symbol	PSSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending October 31, 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Five of the eleven economic sectors in the Index posted positive returns as information technology and industrials posted the best returns for the year. The consumer staples and energy sectors recorded the worst returns. Sandisk, Sterling Infrastructure, and Kratos Defense & Security Solutions contributed to Fund performance. Inspire Medical Systems, Organon, and Robert Half detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $23,758	S&P 1500 Index $37,877	S&P SmallCap 600 Index $24,299
10/15	10,000	10,000	10,000
11/15	10,266	10,045	10,268
12/15	9,774	9,857	9,777
1/16	9,168	9,359	9,174
2/16	9,263	9,360	9,276
3/16	10,019	10,011	10,036
4/16	10,141	10,058	10,154
5/16	10,304	10,242	10,323
6/16	10,363	10,271	10,385
7/16	10,888	10,659	10,914
8/16	11,037	10,680	11,062
9/16	11,105	10,679	11,133
10/16	10,607	10,469	10,635
11/16	11,933	10,918	11,970
12/16	12,333	11,141	12,373
1/17	12,285	11,342	12,324
2/17	12,478	11,772	12,520
3/17	12,463	11,780	12,504
4/17	12,574	11,899	12,617
5/17	12,304	12,037	12,349
6/17	12,671	12,129	12,718
7/17	12,791	12,364	12,842
8/17	12,458	12,375	12,512
9/17	13,414	12,667	13,477
10/17	13,539	12,957	13,605
11/17	14,012	13,362	14,083
12/17	13,938	13,495	14,010
1/18	14,283	14,227	14,365
2/18	13,727	13,695	13,808
3/18	14,000	13,398	14,090
4/18	14,144	13,446	14,235
5/18	15,054	13,802	15,154
6/18	15,219	13,887	15,326
7/18	15,692	14,383	15,810
8/18	16,448	14,858	16,574
9/18	15,928	14,908	16,048
10/18	14,259	13,845	14,366
11/18	14,470	14,135	14,582
12/18	12,720	12,825	12,822
1/19	14,076	13,883	14,186
2/19	14,687	14,342	14,803
3/19	14,200	14,575	14,310
4/19	14,746	15,164	14,864
5/19	13,460	14,175	13,567
6/19	14,458	15,181	14,577
7/19	14,616	15,396	14,743
8/19	13,953	15,114	14,078
9/19	14,417	15,414	14,548
10/19	14,693	15,737	14,832
11/19	15,145	16,299	15,286
12/19	15,593	16,789	15,743
1/20	14,970	16,738	15,118
2/20	13,535	15,341	13,666
3/20	10,502	13,335	10,605
4/20	11,836	15,053	11,952
5/20	12,352	15,790	12,467
6/20	12,818	16,104	12,932
7/20	13,340	16,997	13,464
8/20	13,869	18,171	14,001
9/20	13,221	17,483	13,342
10/20	13,554	17,084	13,687
11/20	16,015	19,015	16,174
12/20	17,343	19,797	17,520
1/21	18,423	19,664	18,622
2/21	19,818	20,279	20,047
3/21	20,461	21,165	20,715
4/21	20,873	22,265	21,137
5/21	21,291	22,422	21,576
6/21	21,368	22,888	21,648
7/21	20,847	23,375	21,132
8/21	21,265	24,065	21,557
9/21	20,744	22,969	21,033
10/21	21,452	24,542	21,754
11/21	20,950	24,330	21,256
12/21	21,886	25,429	22,219
1/22	20,281	24,071	20,604
2/22	20,556	23,430	20,892
3/22	20,633	24,249	20,969
4/22	19,014	22,162	19,332
5/22	19,359	22,218	19,693
6/22	17,705	20,366	18,010
7/22	19,472	22,266	19,813
8/22	18,634	21,369	18,944
9/22	16,797	19,397	17,073
10/22	18,859	21,015	19,184
11/22	19,634	22,188	19,983
12/22	18,312	20,908	18,642
1/23	20,046	22,274	20,412
2/23	19,795	21,746	20,161
3/23	18,775	22,405	19,121
4/23	18,249	22,700	18,589
5/23	17,936	22,741	18,263
6/23	19,403	24,284	19,767
7/23	20,470	25,090	20,856
8/23	19,615	24,656	19,992
9/23	18,438	23,467	18,793
10/23	17,378	22,909	17,715
11/23	18,814	24,988	19,180
12/23	21,206	26,232	21,634
1/24	20,370	26,582	20,780
2/24	21,059	27,997	21,471
3/24	21,731	28,936	22,167
4/24	20,501	27,711	20,923
5/24	21,534	29,077	21,978
6/24	21,051	29,996	21,478
7/24	23,313	30,503	23,796
8/24	22,969	31,170	23,454
9/24	23,157	31,808	23,653
10/24	22,551	31,510	23,029
11/24	25,010	33,451	25,548
12/24	22,998	32,515	23,516
1/25	23,660	33,440	24,201
2/25	22,309	32,911	22,818
3/25	20,931	31,056	21,417
4/25	20,055	30,792	20,520
5/25	21,101	32,708	21,593
6/25	21,960	34,338	22,466
7/25	22,157	35,087	22,674
8/25	23,722	35,864	24,276
9/25	23,955	37,090	24,514
10/25	23,758	37,877	24,299

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	5.35%	11.88%	9.04%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P SmallCap 600 Index	5.51%	12.17%	9.28%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,220,230,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,970,000
InvestmentCompanyPortfolioTurnover	35.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,220,230 Total Number of Portfolio Holdings608 Portfolio Turnover Rate 35.9% Total Advisory Fees Paid (amount in thousands)$1,970
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	3.50%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	24.04%
Industrial	18.23%
Consumer, Non-cyclical	16.07%
Consumer, Cyclical	13.49%
Technology	9.18%
Energy	5.07%
Communications	5.06%
Basic Materials	3.53%
Money Market Funds	3.36%
Utilities	2.03%
Exchange-Traded Funds	0.14%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019716
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	R-3
Trading Symbol	PSSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending October 31, 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Five of the eleven economic sectors in the Index posted positive returns as information technology and industrials posted the best returns for the year. The consumer staples and energy sectors recorded the worst returns. Sandisk, Sterling Infrastructure, and Kratos Defense & Security Solutions contributed to Fund performance. Inspire Medical Systems, Organon, and Robert Half detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $22,585	S&P 1500 Index $37,877	S&P SmallCap 600 Index $24,299
10/15	10,000	10,000	10,000
11/15	10,263	10,045	10,268
12/15	9,764	9,857	9,777
1/16	9,156	9,359	9,174
2/16	9,250	9,360	9,276
3/16	9,999	10,011	10,036
4/16	10,115	10,058	10,154
5/16	10,274	10,242	10,323
6/16	10,328	10,271	10,385
7/16	10,847	10,659	10,914
8/16	10,989	10,680	11,062
9/16	11,055	10,679	11,133
10/16	10,554	10,469	10,635
11/16	11,867	10,918	11,970
12/16	12,260	11,141	12,373
1/17	12,203	11,342	12,324
2/17	12,391	11,772	12,520
3/17	12,373	11,780	12,504
4/17	12,476	11,899	12,617
5/17	12,203	12,037	12,349
6/17	12,561	12,129	12,718
7/17	12,674	12,364	12,842
8/17	12,344	12,375	12,512
9/17	13,285	12,667	13,477
10/17	13,403	12,957	13,605
11/17	13,864	13,362	14,083
12/17	13,785	13,495	14,010
1/18	14,124	14,227	14,365
2/18	13,566	13,695	13,808
3/18	13,835	13,398	14,090
4/18	13,965	13,446	14,235
5/18	14,857	13,802	15,154
6/18	15,017	13,887	15,326
7/18	15,476	14,383	15,810
8/18	16,214	14,858	16,574
9/18	15,694	14,908	16,048
10/18	14,042	13,845	14,366
11/18	14,246	14,135	14,582
12/18	12,521	12,825	12,822
1/19	13,847	13,883	14,186
2/19	14,445	14,342	14,803
3/19	13,954	14,575	14,310
4/19	14,485	15,164	14,864
5/19	13,215	14,175	13,567
6/19	14,191	15,181	14,577
7/19	14,344	15,396	14,743
8/19	13,689	15,114	14,078
9/19	14,135	15,414	14,548
10/19	14,400	15,737	14,832
11/19	14,840	16,299	15,286
12/19	15,271	16,789	15,743
1/20	14,658	16,738	15,118
2/20	13,245	15,341	13,666
3/20	10,269	13,335	10,605
4/20	11,574	15,053	11,952
5/20	12,073	15,790	12,467
6/20	12,524	16,104	12,932
7/20	13,029	16,997	13,464
8/20	13,540	18,171	14,001
9/20	12,896	17,483	13,342
10/20	13,221	17,084	13,687
11/20	15,614	19,015	16,174
12/20	16,899	19,797	17,520
1/21	17,945	19,664	18,622
2/21	19,296	20,279	20,047
3/21	19,914	21,165	20,715
4/21	20,305	22,265	21,137
5/21	20,702	22,422	21,576
6/21	20,763	22,888	21,648
7/21	20,256	23,375	21,132
8/21	20,653	24,065	21,557
9/21	20,134	22,969	21,033
10/21	20,812	24,542	21,754
11/21	20,317	24,330	21,256
12/21	21,214	25,429	22,219
1/22	19,652	24,071	20,604
2/22	19,911	23,430	20,892
3/22	19,978	24,249	20,969
4/22	18,403	22,162	19,332
5/22	18,728	22,218	19,693
6/22	17,113	20,366	18,010
7/22	18,821	22,266	19,813
8/22	18,004	21,369	18,944
9/22	16,216	19,397	17,073
10/22	18,203	21,015	19,184
11/22	18,941	22,188	19,983
12/22	17,665	20,908	18,642
1/23	19,325	22,274	20,412
2/23	19,075	21,746	20,161
3/23	18,083	22,405	19,121
4/23	17,569	22,700	18,589
5/23	17,261	22,741	18,263
6/23	18,664	24,284	19,767
7/23	19,685	25,090	20,856
8/23	18,855	24,656	19,992
9/23	17,716	23,467	18,793
10/23	16,688	22,909	17,715
11/23	18,061	24,988	19,180
12/23	20,352	26,232	21,634
1/24	19,536	26,582	20,780
2/24	20,185	27,997	21,471
3/24	20,825	28,936	22,167
4/24	19,643	27,711	20,923
5/24	20,619	29,077	21,978
6/24	20,146	29,996	21,478
7/24	22,297	30,503	23,796
8/24	21,961	31,170	23,454
9/24	22,137	31,808	23,653
10/24	21,542	31,510	23,029
11/24	23,883	33,451	25,548
12/24	21,957	32,515	23,516
1/25	22,577	33,440	24,201
2/25	21,280	32,911	22,818
3/25	19,950	31,056	21,417
4/25	19,116	30,792	20,520
5/25	20,099	32,708	21,593
6/25	20,908	34,338	22,466
7/25	21,090	35,087	22,674
8/25	22,560	35,864	24,276
9/25	22,775	37,090	24,514
10/25	22,585	37,877	24,299

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	4.84%	11.30%	8.49%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P SmallCap 600 Index	5.51%	12.17%	9.28%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,220,230,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,970,000
InvestmentCompanyPortfolioTurnover	35.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,220,230 Total Number of Portfolio Holdings608 Portfolio Turnover Rate 35.9% Total Advisory Fees Paid (amount in thousands)$1,970
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	3.50%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	24.04%
Industrial	18.23%
Consumer, Non-cyclical	16.07%
Consumer, Cyclical	13.49%
Technology	9.18%
Energy	5.07%
Communications	5.06%
Basic Materials	3.53%
Money Market Funds	3.36%
Utilities	2.03%
Exchange-Traded Funds	0.14%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019717
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	R-5
Trading Symbol	PSSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending October 31, 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Five of the eleven economic sectors in the Index posted positive returns as information technology and industrials posted the best returns for the year. The consumer staples and energy sectors recorded the worst returns. Sandisk, Sterling Infrastructure, and Kratos Defense & Security Solutions contributed to Fund performance. Inspire Medical Systems, Organon, and Robert Half detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $23,290	S&P 1500 Index $37,877	S&P SmallCap 600 Index $24,299
10/15	10,000	10,000	10,000
11/15	10,263	10,045	10,268
12/15	9,770	9,857	9,777
1/16	9,165	9,359	9,174
2/16	9,257	9,360	9,276
3/16	10,012	10,011	10,036
4/16	10,130	10,058	10,154
5/16	10,292	10,242	10,323
6/16	10,349	10,271	10,385
7/16	10,871	10,659	10,914
8/16	11,016	10,680	11,062
9/16	11,086	10,679	11,133
10/16	10,586	10,469	10,635
11/16	11,907	10,918	11,970
12/16	12,305	11,141	12,373
1/17	12,249	11,342	12,324
2/17	12,440	11,772	12,520
3/17	12,426	11,780	12,504
4/17	12,533	11,899	12,617
5/17	12,263	12,037	12,349
6/17	12,627	12,129	12,718
7/17	12,743	12,364	12,842
8/17	12,412	12,375	12,512
9/17	13,363	12,667	13,477
10/17	13,484	12,957	13,605
11/17	13,955	13,362	14,083
12/17	13,878	13,495	14,010
1/18	14,224	14,227	14,365
2/18	13,665	13,695	13,808
3/18	13,937	13,398	14,090
4/18	14,076	13,446	14,235
5/18	14,977	13,802	15,154
6/18	15,140	13,887	15,326
7/18	15,606	14,383	15,810
8/18	16,353	14,858	16,574
9/18	15,837	14,908	16,048
10/18	14,172	13,845	14,366
11/18	14,380	14,135	14,582
12/18	12,641	12,825	12,822
1/19	13,987	13,883	14,186
2/19	14,593	14,342	14,803
3/19	14,105	14,575	14,310
4/19	14,643	15,164	14,864
5/19	13,365	14,175	13,567
6/19	14,352	15,181	14,577
7/19	14,509	15,396	14,743
8/19	13,853	15,114	14,078
9/19	14,307	15,414	14,548
10/19	14,582	15,737	14,832
11/19	15,025	16,299	15,286
12/19	15,469	16,789	15,743
1/20	14,852	16,738	15,118
2/20	13,422	15,341	13,666
3/20	10,412	13,335	10,605
4/20	11,735	15,053	11,952
5/20	12,249	15,790	12,467
6/20	12,704	16,104	12,932
7/20	13,219	16,997	13,464
8/20	13,745	18,171	14,001
9/20	13,099	17,483	13,342
10/20	13,428	17,084	13,687
11/20	15,864	19,015	16,174
12/20	17,176	19,797	17,520
1/21	18,237	19,664	18,622
2/21	19,616	20,279	20,047
3/21	20,250	21,165	20,715
4/21	20,653	22,265	21,137
5/21	21,067	22,422	21,576
6/21	21,134	22,888	21,648
7/21	20,622	23,375	21,132
8/21	21,031	24,065	21,557
9/21	20,512	22,969	21,033
10/21	21,202	24,542	21,754
11/21	20,708	24,330	21,256
12/21	21,626	25,429	22,219
1/22	20,039	24,071	20,604
2/22	20,311	23,430	20,892
3/22	20,384	24,249	20,969
4/22	18,778	22,162	19,332
5/22	19,110	22,218	19,693
6/22	17,477	20,366	18,010
7/22	19,223	22,266	19,813
8/22	18,393	21,369	18,944
9/22	16,574	19,397	17,073
10/22	18,605	21,015	19,184
11/22	19,362	22,188	19,983
12/22	18,058	20,908	18,642
1/23	19,769	22,274	20,412
2/23	19,512	21,746	20,161
3/23	18,499	22,405	19,121
4/23	17,985	22,700	18,589
5/23	17,669	22,741	18,263
6/23	19,116	24,284	19,767
7/23	20,159	25,090	20,856
8/23	19,321	24,656	19,992
9/23	18,154	23,467	18,793
10/23	17,104	22,909	17,715
11/23	18,514	24,988	19,180
12/23	20,872	26,232	21,634
1/24	20,039	26,582	20,780
2/24	20,711	27,997	21,471
3/24	21,376	28,936	22,167
4/24	20,169	27,711	20,923
5/24	21,177	29,077	21,978
6/24	20,688	29,996	21,478
7/24	22,912	30,503	23,796
8/24	22,568	31,170	23,454
9/24	22,751	31,808	23,653
10/24	22,148	31,510	23,029
11/24	24,562	33,451	25,548
12/24	22,585	32,515	23,516
1/25	23,232	33,440	24,201
2/25	21,906	32,911	22,818
3/25	20,547	31,056	21,417
4/25	19,685	30,792	20,520
5/25	20,705	32,708	21,593
6/25	21,541	34,338	22,466
7/25	21,740	35,087	22,674
8/25	23,265	35,864	24,276
9/25	23,488	37,090	24,514
10/25	23,290	37,877	24,299

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	5.16%	11.64%	8.82%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P SmallCap 600 Index	5.51%	12.17%	9.28%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,220,230,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,970,000
InvestmentCompanyPortfolioTurnover	35.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,220,230 Total Number of Portfolio Holdings608 Portfolio Turnover Rate 35.9% Total Advisory Fees Paid (amount in thousands)$1,970
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	3.50%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	24.04%
Industrial	18.23%
Consumer, Non-cyclical	16.07%
Consumer, Cyclical	13.49%
Technology	9.18%
Energy	5.07%
Communications	5.06%
Basic Materials	3.53%
Money Market Funds	3.36%
Utilities	2.03%
Exchange-Traded Funds	0.14%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000175485
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	R-6
Trading Symbol	PSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending October 31, 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Five of the eleven economic sectors in the Index posted positive returns as information technology and industrials posted the best returns for the year. The consumer staples and energy sectors recorded the worst returns. Sandisk, Sterling Infrastructure, and Kratos Defense & Security Solutions contributed to Fund performance. Inspire Medical Systems, Organon, and Robert Half detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $23,739	S&P 1500 Index $37,877	S&P SmallCap 600 Index $24,299
10/15	10,000	10,000	10,000
11/15	10,263	10,045	10,268
12/15	9,764	9,857	9,777
1/16	9,156	9,359	9,174
2/16	9,250	9,360	9,276
3/16	9,999	10,011	10,036
4/16	10,115	10,058	10,154
5/16	10,274	10,242	10,323
6/16	10,328	10,271	10,385
7/16	10,847	10,659	10,914
8/16	10,989	10,680	11,062
9/16	11,055	10,679	11,133
10/16	10,554	10,469	10,635
11/16	11,866	10,918	11,970
12/16	12,263	11,141	12,373
1/17	12,211	11,342	12,324
2/17	12,407	11,772	12,520
3/17	12,393	11,780	12,504
4/17	12,499	11,899	12,617
5/17	12,230	12,037	12,349
6/17	12,595	12,129	12,718
7/17	12,715	12,364	12,842
8/17	12,388	12,375	12,512
9/17	13,339	12,667	13,477
10/17	13,463	12,957	13,605
11/17	13,934	13,362	14,083
12/17	13,862	13,495	14,010
1/18	14,210	14,227	14,365
2/18	13,657	13,695	13,808
3/18	13,929	13,398	14,090
4/18	14,072	13,446	14,235
5/18	14,979	13,802	15,154
6/18	15,142	13,887	15,326
7/18	15,613	14,383	15,810
8/18	16,366	14,858	16,574
9/18	15,848	14,908	16,048
10/18	14,187	13,845	14,366
11/18	14,397	14,135	14,582
12/18	12,663	12,825	12,822
1/19	14,007	13,883	14,186
2/19	14,621	14,342	14,803
3/19	14,130	14,575	14,310
4/19	14,674	15,164	14,864
5/19	13,393	14,175	13,567
6/19	14,387	15,181	14,577
7/19	14,551	15,396	14,743
8/19	13,896	15,114	14,078
9/19	14,358	15,414	14,548
10/19	14,633	15,737	14,832
11/19	15,083	16,299	15,286
12/19	15,529	16,789	15,743
1/20	14,915	16,738	15,118
2/20	13,478	15,341	13,666
3/20	10,462	13,335	10,605
4/20	11,791	15,053	11,952
5/20	12,306	15,790	12,467
6/20	12,770	16,104	12,932
7/20	13,290	16,997	13,464
8/20	13,823	18,171	14,001
9/20	13,171	17,483	13,342
10/20	13,510	17,084	13,687
11/20	15,962	19,015	16,174
12/20	17,285	19,797	17,520
1/21	18,362	19,664	18,622
2/21	19,754	20,279	20,047
3/21	20,395	21,165	20,715
4/21	20,806	22,265	21,137
5/21	21,223	22,422	21,576
6/21	21,300	22,888	21,648
7/21	20,787	23,375	21,132
8/21	21,203	24,065	21,557
9/21	20,684	22,969	21,033
10/21	21,389	24,542	21,754
11/21	20,889	24,330	21,256
12/21	21,821	25,429	22,219
1/22	20,226	24,071	20,604
2/22	20,500	23,430	20,892
3/22	20,578	24,249	20,969
4/22	18,962	22,162	19,332
5/22	19,306	22,218	19,693
6/22	17,655	20,366	18,010
7/22	19,425	22,266	19,813
8/22	18,589	21,369	18,944
9/22	16,756	19,397	17,073
10/22	18,814	21,015	19,184
11/22	19,587	22,188	19,983
12/22	18,270	20,908	18,642
1/23	20,002	22,274	20,412
2/23	19,751	21,746	20,161
3/23	18,733	22,405	19,121
4/23	18,216	22,700	18,589
5/23	17,894	22,741	18,263
6/23	19,359	24,284	19,767
7/23	20,425	25,090	20,856
8/23	19,579	24,656	19,992
9/23	18,404	23,467	18,793
10/23	17,346	22,909	17,715
11/23	18,780	24,988	19,180
12/23	21,169	26,232	21,634
1/24	20,333	26,582	20,780
2/24	21,021	27,997	21,471
3/24	21,701	28,936	22,167
4/24	20,473	27,711	20,923
5/24	21,496	29,077	21,978
6/24	21,013	29,996	21,478
7/24	23,273	30,503	23,796
8/24	22,929	31,170	23,454
9/24	23,126	31,808	23,653
10/24	22,512	31,510	23,029
11/24	24,968	33,451	25,548
12/24	22,970	32,515	23,516
1/25	23,631	33,440	24,201
2/25	22,281	32,911	22,818
3/25	20,904	31,056	21,417
4/25	20,037	30,792	20,520
5/25	21,083	32,708	21,593
6/25	21,933	34,338	22,466
7/25	22,138	35,087	22,674
8/25	23,694	35,864	24,276
9/25	23,926	37,090	24,514
10/25	23,739	37,877	24,299

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	5.45%	11.93%	9.03%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P SmallCap 600 Index	5.51%	12.17%	9.28%

Performance Inception Date	Dec. 06, 2000
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,220,230,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,970,000
InvestmentCompanyPortfolioTurnover	35.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,220,230 Total Number of Portfolio Holdings608 Portfolio Turnover Rate 35.9% Total Advisory Fees Paid (amount in thousands)$1,970
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	3.50%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	24.04%
Industrial	18.23%
Consumer, Non-cyclical	16.07%
Consumer, Cyclical	13.49%
Technology	9.18%
Energy	5.07%
Communications	5.06%
Basic Materials	3.53%
Money Market Funds	3.36%
Utilities	2.03%
Exchange-Traded Funds	0.14%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000076717
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	Class J
Trading Symbol	PSMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$124	1.21%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations of one or both of the following: $3.5 billion or less, or within the range of companies composing the Russell 2000® Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) contributed to performance with strong stock selection in the information technology, consumer discretionary, and real estate sectors, as well as an underweight to the real estate sector. Hotchkis and Wiley Capital Management, LLC (“Hotchkis & Wiley”) benefited from an underweight to the real estate sector and strong stock selection in the energy sector. For the year, both Vaughan Nelson and Hotchkis & Wiley underperformed Index. Vaughan Nelson underperformed the Index due to poor stock selection in the materials, healthcare, and industrials sectors, as well as an underweight to the healthcare sector. Hotchkis & Wiley underperformed the Index due to poor stock selection in the information technology, materials, and financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $21,630	Russell 3000 Index $37,343	Russell 2000 Value Index $22,943
10/15	10,000	10,000	10,000
11/15	10,232	10,055	10,284
12/15	9,717	9,849	9,742
1/16	9,001	9,293	9,088
2/16	9,100	9,290	9,150
3/16	9,815	9,944	9,908
4/16	9,985	10,006	10,118
5/16	10,164	10,185	10,303
6/16	10,075	10,206	10,335
7/16	10,540	10,611	10,892
8/16	10,728	10,638	11,163
9/16	10,826	10,655	11,251
10/16	10,433	10,424	10,881
11/16	11,766	10,891	12,325
12/16	12,125	11,103	12,834
1/17	12,078	11,312	12,743
2/17	12,182	11,733	12,927
3/17	12,059	11,741	12,818
4/17	12,050	11,865	12,868
5/17	11,700	11,987	12,467
6/17	11,965	12,095	12,904
7/17	12,021	12,323	12,985
8/17	11,766	12,347	12,666
9/17	12,551	12,648	13,563
10/17	12,693	12,924	13,581
11/17	12,996	13,316	13,974
12/17	12,907	13,450	13,840
1/18	13,118	14,158	14,011
2/18	12,515	13,637	13,310
3/18	12,616	13,363	9,686
4/18	12,726	13,414	13,709
5/18	13,368	13,792	14,506
6/18	13,358	13,883	14,594
7/18	13,579	14,343	14,852
8/18	13,959	14,847	15,205
9/18	13,583	14,871	14,828
10/18	12,290	13,776	13,500
11/18	12,509	14,052	13,718
12/18	11,013	12,745	12,060
1/19	12,212	13,838	13,379
2/19	12,855	14,325	13,899
3/19	12,451	14,534	13,498
4/19	13,007	15,115	14,009
5/19	11,922	14,137	12,865
6/19	12,691	15,130	13,684
7/19	12,843	15,354	13,706
8/19	12,174	15,041	12,941
9/19	12,716	15,305	13,605
10/19	12,855	15,635	13,935
11/19	13,107	16,229	14,261
12/19	13,496	16,698	14,761
1/20	12,850	16,680	13,964
2/20	11,481	15,314	12,607
3/20	8,693	13,208	9,497
4/20	9,809	14,957	10,668
5/20	10,214	15,757	10,975
6/20	10,366	16,117	11,292
7/20	10,569	17,033	11,525
8/20	11,101	18,267	12,146
9/20	10,620	17,601	11,581
10/20	10,937	17,222	11,995
11/20	12,901	19,317	14,311
12/20	13,926	20,186	15,445
1/21	14,218	20,096	16,257
2/21	15,770	20,724	17,785
3/21	16,571	21,467	18,714
4/21	17,143	22,573	19,092
5/21	17,715	22,676	19,687
6/21	17,423	23,236	19,567
7/21	16,990	23,628	18,867
8/21	17,347	24,302	19,372
9/21	17,105	23,212	18,984
10/21	17,830	24,782	19,708
11/21	17,436	24,404	19,035
12/21	18,387	25,365	19,811
1/22	17,692	23,873	18,656
2/22	17,988	23,272	18,965
3/22	18,032	24,027	19,336
4/22	16,820	21,870	17,835
5/22	17,412	21,841	18,177
6/22	15,845	20,014	16,382
7/22	17,293	21,891	17,968
8/22	16,658	21,074	17,400
9/22	15,047	19,120	15,626
10/22	16,865	20,688	17,594
11/22	17,648	21,768	18,131
12/22	16,620	20,493	16,942
1/23	18,210	21,905	18,558
2/23	18,111	21,393	18,130
3/23	17,183	21,965	16,830
4/23	16,653	22,199	16,411
5/23	16,421	22,285	16,088
6/23	18,045	23,807	17,366
7/23	19,055	24,661	18,676
8/23	18,392	24,185	17,778
9/23	17,415	23,033	16,852
10/23	16,371	22,422	15,847
11/23	17,763	24,513	17,273
12/23	19,891	25,813	19,423
1/24	19,124	26,099	18,541
2/24	19,653	27,512	19,147
3/24	20,574	28,399	19,986
4/24	19,311	27,150	18,713
5/24	20,181	28,432	19,588
6/24	19,840	29,313	19,258
7/24	21,683	29,857	21,605
8/24	21,171	30,507	21,199
9/24	21,051	31,138	21,213
10/24	20,574	30,910	20,881
11/24	22,655	32,966	22,895
12/24	20,831	31,958	20,987
1/25	21,496	32,967	21,419
2/25	20,583	32,336	20,599
3/25	19,423	30,449	19,362
4/25	18,339	30,245	18,585
5/25	19,176	32,162	19,366
6/25	20,051	33,796	20,324
7/25	20,450	34,540	20,683
8/25	21,858	35,340	22,435
9/25	21,687	36,559	22,886
10/25	21,630	37,343	22,943

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	5.13%	14.61%	8.02%
Class J Shares Including Sales Charge	4.19%	14.61%	8.02%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,095,356,000
Holdings Count | Holding	1,560
Advisory Fees Paid, Amount	$ 9,648,000
InvestmentCompanyPortfolioTurnover	89.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,095,356 Total Number of Portfolio Holdings1,560 Portfolio Turnover Rate 89.9% Total Advisory Fees Paid (amount in thousands)$9,648
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.00%
Investment Companies	7.56%
Other Assets and LiabilitiesFootnote Reference*	(1.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	25.83%
Industrial	19.57%
Consumer, Cyclical	14.48%
Consumer, Non-cyclical	10.76%
Energy	9.59%
Money Market Funds	4.86%
Basic Materials	4.55%
Utilities	4.14%
Technology	2.87%
Exchange-Traded Funds	2.70%
Communications	2.20%
Government	0.01%
Other Assets and LiabilitiesFootnote Reference*	(1.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.95% to 0.89% on the first $500 million of net assets, 0.93% to 0.87% of the next $500 million of net assets, 0.91% to 0.85% of the next $500 million of net assets, 0.90% to 0.84% of the next $500 million of net assets, 0.89% to 0.83% of the next $1 billion of net assets, and 0.88% to 0.82% of net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.95% to 0.89% on the first $500 million of net assets, 0.93% to 0.87% of the next $500 million of net assets, 0.91% to 0.85% of the next $500 million of net assets, 0.90% to 0.84% of the next $500 million of net assets, 0.89% to 0.83% of the next $1 billion of net assets, and 0.88% to 0.82% of net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019589
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	Institutional
Trading Symbol	PPVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations of one or both of the following: $3.5 billion or less, or within the range of companies composing the Russell 2000® Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) contributed to performance with strong stock selection in the information technology, consumer discretionary, and real estate sectors, as well as an underweight to the real estate sector. Hotchkis and Wiley Capital Management, LLC (“Hotchkis & Wiley”) benefited from an underweight to the real estate sector and strong stock selection in the energy sector. For the year, both Vaughan Nelson and Hotchkis & Wiley underperformed Index. Vaughan Nelson underperformed the Index due to poor stock selection in the materials, healthcare, and industrials sectors, as well as an underweight to the healthcare sector. Hotchkis & Wiley underperformed the Index due to poor stock selection in the information technology, materials, and financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $22,444	Russell 3000 Index $37,343	Russell 2000 Value Index $22,943
10/15	10,000	10,000	10,000
11/15	10,235	10,055	10,284
12/15	9,727	9,849	9,742
1/16	9,016	9,293	9,088
2/16	9,112	9,290	9,150
3/16	9,832	9,944	9,908
4/16	10,007	10,006	10,118
5/16	10,192	10,185	10,303
6/16	10,104	10,206	10,335
7/16	10,578	10,611	10,892
8/16	10,762	10,638	11,163
9/16	10,868	10,655	11,251
10/16	10,482	10,424	10,881
11/16	11,816	10,891	12,325
12/16	12,186	11,103	12,834
1/17	12,139	11,312	12,743
2/17	12,251	11,733	12,927
3/17	12,130	11,741	12,818
4/17	12,121	11,865	12,868
5/17	11,786	11,987	12,467
6/17	12,046	12,095	12,904
7/17	12,112	12,323	12,985
8/17	11,861	12,347	12,666
9/17	12,651	12,648	13,563
10/17	12,799	12,924	13,581
11/17	13,106	13,316	13,974
12/17	13,029	13,450	13,840
1/18	13,246	14,158	14,011
2/18	12,643	13,637	13,310
3/18	12,742	13,363	9,686
4/18	12,861	13,414	13,709
5/18	13,503	13,792	14,506
6/18	13,503	13,883	14,594
7/18	13,731	14,343	14,852
8/18	14,114	14,847	15,205
9/18	13,745	14,871	14,828
10/18	12,441	13,776	13,500
11/18	12,667	14,052	13,718
12/18	11,154	12,745	12,060
1/19	12,369	13,838	13,379
2/19	13,026	14,325	13,899
3/19	12,617	14,534	13,498
4/19	13,187	15,115	14,009
5/19	12,096	14,137	12,865
6/19	12,877	15,130	13,684
7/19	13,050	15,354	13,706
8/19	12,369	15,041	12,941
9/19	12,926	15,305	13,605
10/19	13,075	15,635	13,935
11/19	13,323	16,229	14,261
12/19	13,740	16,698	14,761
1/20	13,090	16,680	13,964
2/20	11,690	15,314	12,607
3/20	8,864	13,208	9,497
4/20	10,002	14,957	10,668
5/20	10,415	15,757	10,975
6/20	10,590	16,117	11,292
7/20	10,777	17,033	11,525
8/20	11,340	18,267	12,146
9/20	10,840	17,601	11,581
10/20	11,177	17,222	11,995
11/20	13,190	19,317	14,311
12/20	14,237	20,186	15,445
1/21	14,540	20,096	16,257
2/21	16,140	20,724	17,785
3/21	16,959	21,467	18,714
4/21	17,551	22,573	19,092
5/21	18,143	22,676	19,687
6/21	17,853	23,236	19,567
7/21	17,400	23,628	18,867
8/21	17,778	24,302	19,372
9/21	17,526	23,212	18,984
10/21	18,269	24,782	19,708
11/21	17,879	24,404	19,035
12/21	18,841	25,365	19,811
1/22	18,140	23,873	18,656
2/22	18,462	23,272	18,965
3/22	18,505	24,027	19,336
4/22	17,264	21,870	17,835
5/22	17,877	21,841	18,177
6/22	16,271	20,014	16,382
7/22	17,761	21,891	17,968
8/22	17,103	21,074	17,400
9/22	15,453	19,120	15,626
10/22	17,352	20,688	17,594
11/22	18,140	21,768	18,131
12/22	17,100	20,493	16,942
1/23	18,734	21,905	18,558
2/23	18,653	21,393	18,130
3/23	17,688	21,965	16,830
4/23	17,132	22,199	16,411
5/23	16,904	22,285	16,088
6/23	18,587	23,807	17,366
7/23	19,634	24,661	18,676
8/23	18,963	24,185	17,778
9/23	17,966	23,033	16,852
10/23	16,904	22,422	15,847
11/23	18,326	24,513	17,273
12/23	20,522	25,813	19,423
1/24	19,729	26,099	18,541
2/24	20,302	27,512	19,147
3/24	21,264	28,399	19,986
4/24	19,948	27,150	18,713
5/24	20,842	28,432	19,588
6/24	20,488	29,313	19,258
7/24	22,410	29,857	21,605
8/24	21,888	30,507	21,199
9/24	21,769	31,138	21,213
10/24	21,280	30,910	20,881
11/24	23,422	32,966	22,895
12/24	21,544	31,958	20,987
1/25	22,238	32,967	21,419
2/25	21,300	32,336	20,599
3/25	20,119	30,449	19,362
4/25	18,994	30,245	18,585
5/25	19,857	32,162	19,366
6/25	20,775	33,796	20,324
7/25	21,207	34,540	20,683
8/25	22,650	35,340	22,435
9/25	22,500	36,559	22,886
10/25	22,444	37,343	22,943

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	5.47%	14.96%	8.42%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,095,356,000
Holdings Count | Holding	1,560
Advisory Fees Paid, Amount	$ 9,648,000
InvestmentCompanyPortfolioTurnover	89.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,095,356 Total Number of Portfolio Holdings1,560 Portfolio Turnover Rate 89.9% Total Advisory Fees Paid (amount in thousands)$9,648
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.00%
Investment Companies	7.56%
Other Assets and LiabilitiesFootnote Reference*	(1.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	25.83%
Industrial	19.57%
Consumer, Cyclical	14.48%
Consumer, Non-cyclical	10.76%
Energy	9.59%
Money Market Funds	4.86%
Basic Materials	4.55%
Utilities	4.14%
Technology	2.87%
Exchange-Traded Funds	2.70%
Communications	2.20%
Government	0.01%
Other Assets and LiabilitiesFootnote Reference*	(1.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.95% to 0.89% on the first $500 million of net assets, 0.93% to 0.87% of the next $500 million of net assets, 0.91% to 0.85% of the next $500 million of net assets, 0.90% to 0.84% of the next $500 million of net assets, 0.89% to 0.83% of the next $1 billion of net assets, and 0.88% to 0.82% of net assets over $3 billion. Effective January 1, 2025, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 0.96% to 0.93%.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.95% to 0.89% on the first $500 million of net assets, 0.93% to 0.87% of the next $500 million of net assets, 0.91% to 0.85% of the next $500 million of net assets, 0.90% to 0.84% of the next $500 million of net assets, 0.89% to 0.83% of the next $1 billion of net assets, and 0.88% to 0.82% of net assets over $3 billion. Effective January 1, 2025, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 0.96% to 0.93%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019585
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	R-3
Trading Symbol	PJARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations of one or both of the following: $3.5 billion or less, or within the range of companies composing the Russell 2000® Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) contributed to performance with strong stock selection in the information technology, consumer discretionary, and real estate sectors, as well as an underweight to the real estate sector. Hotchkis and Wiley Capital Management, LLC (“Hotchkis & Wiley”) benefited from an underweight to the real estate sector and strong stock selection in the energy sector. For the year, both Vaughan Nelson and Hotchkis & Wiley underperformed Index. Vaughan Nelson underperformed the Index due to poor stock selection in the materials, healthcare, and industrials sectors, as well as an underweight to the healthcare sector. Hotchkis & Wiley underperformed the Index due to poor stock selection in the information technology, materials, and financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $21,269	Russell 3000 Index $37,343	Russell 2000 Value Index $22,943
10/15	10,000	10,000	10,000
11/15	10,227	10,055	10,284
12/15	9,716	9,849	9,742
1/16	9,001	9,293	9,088
2/16	9,101	9,290	9,150
3/16	9,807	9,944	9,908
4/16	9,979	10,006	10,118
5/16	10,160	10,185	10,303
6/16	10,070	10,206	10,335
7/16	10,531	10,611	10,892
8/16	10,712	10,638	11,163
9/16	10,812	10,655	11,251
10/16	10,423	10,424	10,881
11/16	11,745	10,891	12,325
12/16	12,109	11,103	12,834
1/17	12,061	11,312	12,743
2/17	12,167	11,733	12,927
3/17	12,033	11,741	12,818
4/17	12,023	11,865	12,868
5/17	11,679	11,987	12,467
6/17	11,937	12,095	12,904
7/17	11,994	12,323	12,985
8/17	11,736	12,347	12,666
9/17	12,521	12,648	13,563
10/17	12,654	12,924	13,581
11/17	12,961	13,316	13,974
12/17	12,876	13,450	13,840
1/18	13,079	14,158	14,011
2/18	12,480	13,637	13,310
3/18	12,571	13,363	9,686
4/18	12,683	13,414	13,709
5/18	13,312	13,792	14,506
6/18	13,312	13,883	14,594
7/18	13,526	14,343	14,852
8/18	13,899	14,847	15,205
9/18	13,530	14,871	14,828
10/18	12,241	13,776	13,500
11/18	12,452	14,052	13,718
12/18	10,966	12,745	12,060
1/19	12,155	13,838	13,379
2/19	12,794	14,325	13,899
3/19	12,385	14,534	13,498
4/19	12,934	15,115	14,009
5/19	11,861	14,137	12,865
6/19	12,627	15,130	13,684
7/19	12,781	15,354	13,706
8/19	12,116	15,041	12,941
9/19	12,653	15,305	13,605
10/19	12,794	15,635	13,935
11/19	13,036	16,229	14,261
12/19	13,428	16,698	14,761
1/20	12,787	16,680	13,964
2/20	11,427	15,314	12,607
3/20	8,657	13,208	9,497
4/20	9,760	14,957	10,668
5/20	10,158	15,757	10,975
6/20	10,324	16,117	11,292
7/20	10,504	17,033	11,525
8/20	11,043	18,267	12,146
9/20	10,555	17,601	11,581
10/20	10,876	17,222	11,995
11/20	12,825	19,317	14,311
12/20	13,848	20,186	15,445
1/21	14,131	20,096	16,257
2/21	15,686	20,724	17,785
3/21	16,471	21,467	18,714
4/21	17,036	22,573	19,092
5/21	17,602	22,676	19,687
6/21	17,319	23,236	19,567
7/21	16,869	23,628	18,867
8/21	17,217	24,302	19,372
9/21	16,985	23,212	18,984
10/21	17,692	24,782	19,708
11/21	17,294	24,404	19,035
12/21	18,229	25,365	19,811
1/22	17,541	23,873	18,656
2/22	17,840	23,272	18,965
3/22	17,870	24,027	19,336
4/22	16,674	21,870	17,835
5/22	17,257	21,841	18,177
6/22	15,702	20,014	16,382
7/22	17,137	21,891	17,968
8/22	16,494	21,074	17,400
9/22	14,894	19,120	15,626
10/22	16,704	20,688	17,594
11/22	17,466	21,768	18,131
12/22	16,450	20,493	16,942
1/23	18,010	21,905	18,558
2/23	17,926	21,393	18,130
3/23	16,987	21,965	16,830
4/23	16,467	22,199	16,411
5/23	16,232	22,285	16,088
6/23	17,842	23,807	17,366
7/23	18,848	24,661	18,676
8/23	18,178	24,185	17,778
9/23	17,205	23,033	16,852
10/23	16,182	22,422	15,847
11/23	17,557	24,513	17,273
12/23	19,651	25,813	19,423
1/24	18,875	26,099	18,541
2/24	19,409	27,512	19,147
3/24	20,324	28,399	19,986
4/24	19,064	27,150	18,713
5/24	19,910	28,432	19,588
6/24	19,565	29,313	19,258
7/24	21,394	29,857	21,605
8/24	20,876	30,507	21,199
9/24	20,755	31,138	21,213
10/24	20,272	30,910	20,881
11/24	22,308	32,966	22,895
12/24	20,519	31,958	20,987
1/25	21,173	32,967	21,419
2/25	20,268	32,336	20,599
3/25	19,133	30,449	19,362
4/25	18,055	30,245	18,585
5/25	18,883	32,162	19,366
6/25	19,729	33,796	20,324
7/25	20,134	34,540	20,683
8/25	21,500	35,340	22,435
9/25	21,346	36,559	22,886
10/25	21,269	37,343	22,943

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	4.92%	14.36%	7.84%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,095,356,000
Holdings Count | Holding	1,560
Advisory Fees Paid, Amount	$ 9,648,000
InvestmentCompanyPortfolioTurnover	89.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,095,356 Total Number of Portfolio Holdings1,560 Portfolio Turnover Rate 89.9% Total Advisory Fees Paid (amount in thousands)$9,648
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.00%
Investment Companies	7.56%
Other Assets and LiabilitiesFootnote Reference*	(1.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	25.83%
Industrial	19.57%
Consumer, Cyclical	14.48%
Consumer, Non-cyclical	10.76%
Energy	9.59%
Money Market Funds	4.86%
Basic Materials	4.55%
Utilities	4.14%
Technology	2.87%
Exchange-Traded Funds	2.70%
Communications	2.20%
Government	0.01%
Other Assets and LiabilitiesFootnote Reference*	(1.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.95% to 0.89% on the first $500 million of net assets, 0.93% to 0.87% of the next $500 million of net assets, 0.91% to 0.85% of the next $500 million of net assets, 0.90% to 0.84% of the next $500 million of net assets, 0.89% to 0.83% of the next $1 billion of net assets, and 0.88% to 0.82% of net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.95% to 0.89% on the first $500 million of net assets, 0.93% to 0.87% of the next $500 million of net assets, 0.91% to 0.85% of the next $500 million of net assets, 0.90% to 0.84% of the next $500 million of net assets, 0.89% to 0.83% of the next $1 billion of net assets, and 0.88% to 0.82% of net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019586
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	R-5
Trading Symbol	PLARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$117	1.14%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations of one or both of the following: $3.5 billion or less, or within the range of companies composing the Russell 2000® Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) contributed to performance with strong stock selection in the information technology, consumer discretionary, and real estate sectors, as well as an underweight to the real estate sector. Hotchkis and Wiley Capital Management, LLC (“Hotchkis & Wiley”) benefited from an underweight to the real estate sector and strong stock selection in the energy sector. For the year, both Vaughan Nelson and Hotchkis & Wiley underperformed Index. Vaughan Nelson underperformed the Index due to poor stock selection in the materials, healthcare, and industrials sectors, as well as an underweight to the healthcare sector. Hotchkis & Wiley underperformed the Index due to poor stock selection in the information technology, materials, and financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $21,933	Russell 3000 Index $37,343	Russell 2000 Value Index $22,943
10/15	10,000	10,000	10,000
11/15	10,230	10,055	10,284
12/15	9,722	9,849	9,742
1/16	9,002	9,293	9,088
2/16	9,109	9,290	9,150
3/16	9,820	9,944	9,908
4/16	9,989	10,006	10,118
5/16	10,176	10,185	10,303
6/16	10,087	10,206	10,335
7/16	10,558	10,611	10,892
8/16	10,744	10,638	11,163
9/16	10,842	10,655	11,251
10/16	10,460	10,424	10,881
11/16	11,784	10,891	12,325
12/16	12,155	11,103	12,834
1/17	12,108	11,312	12,743
2/17	12,211	11,733	12,927
3/17	12,089	11,741	12,818
4/17	12,080	11,865	12,868
5/17	11,732	11,987	12,467
6/17	11,995	12,095	12,904
7/17	12,061	12,323	12,985
8/17	11,807	12,347	12,666
9/17	12,597	12,648	13,563
10/17	12,738	12,924	13,581
11/17	13,039	13,316	13,974
12/17	12,961	13,450	13,840
1/18	13,170	14,158	14,011
2/18	12,571	13,637	13,310
3/18	12,671	13,363	9,686
4/18	12,781	13,414	13,709
5/18	13,420	13,792	14,506
6/18	13,420	13,883	14,594
7/18	13,639	14,343	14,852
8/18	14,027	14,847	15,205
9/18	13,643	14,871	14,828
10/18	12,357	13,776	13,500
11/18	12,575	14,052	13,718
12/18	11,069	12,745	12,060
1/19	12,273	13,838	13,379
2/19	12,925	14,325	13,899
3/19	12,524	14,534	13,498
4/19	13,075	15,115	14,009
5/19	11,997	14,137	12,865
6/19	12,774	15,130	13,684
7/19	12,937	15,354	13,706
8/19	12,260	15,041	12,941
9/19	12,812	15,305	13,605
10/19	12,950	15,635	13,935
11/19	13,200	16,229	14,261
12/19	13,603	16,698	14,761
1/20	12,960	16,680	13,964
2/20	11,572	15,314	12,607
3/20	8,770	13,208	9,497
4/20	9,906	14,957	10,668
5/20	10,297	15,757	10,975
6/20	10,474	16,117	11,292
7/20	10,663	17,033	11,525
8/20	11,206	18,267	12,146
9/20	10,713	17,601	11,581
10/20	11,042	17,222	11,995
11/20	13,035	19,317	14,311
12/20	14,062	20,186	15,445
1/21	14,366	20,096	16,257
2/21	15,940	20,724	17,785
3/21	16,740	21,467	18,714
4/21	17,324	22,573	19,092
5/21	17,907	22,676	19,687
6/21	17,615	23,236	19,567
7/21	17,171	23,628	18,867
8/21	17,539	24,302	19,372
9/21	17,298	23,212	18,984
10/21	18,022	24,782	19,708
11/21	17,628	24,404	19,035
12/21	18,588	25,365	19,811
1/22	17,881	23,873	18,656
2/22	18,190	23,272	18,965
3/22	18,234	24,027	19,336
4/22	17,012	21,870	17,835
5/22	17,616	21,841	18,177
6/22	16,025	20,014	16,382
7/22	17,498	21,891	17,968
8/22	16,850	21,074	17,400
9/22	15,215	19,120	15,626
10/22	17,071	20,688	17,594
11/22	17,851	21,768	18,131
12/22	16,820	20,493	16,942
1/23	18,420	21,905	18,558
2/23	18,338	21,393	18,130
3/23	17,381	21,965	16,830
4/23	16,853	22,199	16,411
5/23	16,623	22,285	16,088
6/23	18,272	23,807	17,366
7/23	19,294	24,661	18,676
8/23	18,618	24,185	17,778
9/23	17,645	23,033	16,852
10/23	16,590	22,422	15,847
11/23	17,991	24,513	17,273
12/23	20,156	25,813	19,423
1/24	19,358	26,099	18,541
2/24	19,918	27,512	19,147
3/24	20,852	28,399	19,986
4/24	19,578	27,150	18,713
5/24	20,444	28,432	19,588
6/24	20,105	29,313	19,258
7/24	21,973	29,857	21,605
8/24	21,463	30,507	21,199
9/24	21,344	31,138	21,213
10/24	20,852	30,910	20,881
11/24	22,957	32,966	22,895
12/24	21,101	31,958	20,987
1/25	21,782	32,967	21,419
2/25	20,855	32,336	20,599
3/25	19,702	30,449	19,362
4/25	18,605	30,245	18,585
5/25	19,437	32,162	19,366
6/25	20,326	33,796	20,324
7/25	20,742	34,540	20,683
8/25	22,160	35,340	22,435
9/25	22,008	36,559	22,886
10/25	21,933	37,343	22,943

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	5.18%	14.71%	8.17%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,095,356,000
Holdings Count | Holding	1,560
Advisory Fees Paid, Amount	$ 9,648,000
InvestmentCompanyPortfolioTurnover	89.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,095,356 Total Number of Portfolio Holdings1,560 Portfolio Turnover Rate 89.9% Total Advisory Fees Paid (amount in thousands)$9,648
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.00%
Investment Companies	7.56%
Other Assets and LiabilitiesFootnote Reference*	(1.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	25.83%
Industrial	19.57%
Consumer, Cyclical	14.48%
Consumer, Non-cyclical	10.76%
Energy	9.59%
Money Market Funds	4.86%
Basic Materials	4.55%
Utilities	4.14%
Technology	2.87%
Exchange-Traded Funds	2.70%
Communications	2.20%
Government	0.01%
Other Assets and LiabilitiesFootnote Reference*	(1.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.95% to 0.89% on the first $500 million of net assets, 0.93% to 0.87% of the next $500 million of net assets, 0.91% to 0.85% of the next $500 million of net assets, 0.90% to 0.84% of the next $500 million of net assets, 0.89% to 0.83% of the next $1 billion of net assets, and 0.88% to 0.82% of net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.95% to 0.89% on the first $500 million of net assets, 0.93% to 0.87% of the next $500 million of net assets, 0.91% to 0.85% of the next $500 million of net assets, 0.90% to 0.84% of the next $500 million of net assets, 0.89% to 0.83% of the next $1 billion of net assets, and 0.88% to 0.82% of net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000149259
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	R-6
Trading Symbol	PSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations of one or both of the following: $3.5 billion or less, or within the range of companies composing the Russell 2000® Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) contributed to performance with strong stock selection in the information technology, consumer discretionary, and real estate sectors, as well as an underweight to the real estate sector. Hotchkis and Wiley Capital Management, LLC (“Hotchkis & Wiley”) benefited from an underweight to the real estate sector and strong stock selection in the energy sector. For the year, both Vaughan Nelson and Hotchkis & Wiley underperformed Index. Vaughan Nelson underperformed the Index due to poor stock selection in the materials, healthcare, and industrials sectors, as well as an underweight to the healthcare sector. Hotchkis & Wiley underperformed the Index due to poor stock selection in the information technology, materials, and financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $22,521	Russell 3000 Index $37,343	Russell 2000 Value Index $22,943
10/15	10,000	10,000	10,000
11/15	10,235	10,055	10,284
12/15	9,727	9,849	9,742
1/16	9,015	9,293	9,088
2/16	9,112	9,290	9,150
3/16	9,832	9,944	9,908
4/16	10,008	10,006	10,118
5/16	10,201	10,185	10,303
6/16	10,105	10,206	10,335
7/16	10,579	10,611	10,892
8/16	10,772	10,638	11,163
9/16	10,869	10,655	11,251
10/16	10,482	10,424	10,881
11/16	11,827	10,891	12,325
12/16	12,188	11,103	12,834
1/17	12,151	11,312	12,743
2/17	12,262	11,733	12,927
3/17	12,132	11,741	12,818
4/17	12,123	11,865	12,868
5/17	11,788	11,987	12,467
6/17	12,048	12,095	12,904
7/17	12,113	12,323	12,985
8/17	11,862	12,347	12,666
9/17	12,653	12,648	13,563
10/17	12,802	12,924	13,581
11/17	13,109	13,316	13,974
12/17	13,034	13,450	13,840
1/18	13,252	14,158	14,011
2/18	12,648	13,637	13,310
3/18	12,747	13,363	9,686
4/18	12,866	13,414	13,709
5/18	13,519	13,792	14,506
6/18	13,509	13,883	14,594
7/18	13,737	14,343	14,852
8/18	14,131	14,847	15,205
9/18	13,751	14,871	14,828
10/18	12,456	13,776	13,500
11/18	12,672	14,052	13,718
12/18	11,161	12,745	12,060
1/19	12,377	13,838	13,379
2/19	13,035	14,325	13,899
3/19	12,638	14,534	13,498
4/19	13,197	15,115	14,009
5/19	12,117	14,137	12,865
6/19	12,899	15,130	13,684
7/19	13,060	15,354	13,706
8/19	12,377	15,041	12,941
9/19	12,936	15,305	13,605
10/19	13,085	15,635	13,935
11/19	13,346	16,229	14,261
12/19	13,755	16,698	14,761
1/20	13,103	16,680	13,964
2/20	11,713	15,314	12,607
3/20	8,869	13,208	9,497
4/20	10,022	14,957	10,668
5/20	10,422	15,757	10,975
6/20	10,598	16,117	11,292
7/20	10,798	17,033	11,525
8/20	11,349	18,267	12,146
9/20	10,861	17,601	11,581
10/20	11,187	17,222	11,995
11/20	13,203	19,317	14,311
12/20	14,255	20,186	15,445
1/21	14,558	20,096	16,257
2/21	16,161	20,724	17,785
3/21	16,982	21,467	18,714
4/21	17,575	22,573	19,092
5/21	18,169	22,676	19,687
6/21	17,878	23,236	19,567
7/21	17,424	23,628	18,867
8/21	17,803	24,302	19,372
9/21	17,563	23,212	18,984
10/21	18,308	24,782	19,708
11/21	17,904	24,404	19,035
12/21	18,887	25,365	19,811
1/22	18,184	23,873	18,656
2/22	18,492	23,272	18,965
3/22	18,536	24,027	19,336
4/22	17,306	21,870	17,835
5/22	17,921	21,841	18,177
6/22	16,310	20,014	16,382
7/22	17,804	21,891	17,968
8/22	17,145	21,074	17,400
9/22	15,490	19,120	15,626
10/22	17,379	20,688	17,594
11/22	18,184	21,768	18,131
12/22	17,133	20,493	16,942
1/23	18,773	21,905	18,558
2/23	18,691	21,393	18,130
3/23	17,724	21,965	16,830
4/23	17,183	22,199	16,411
5/23	16,953	22,285	16,088
6/23	18,642	23,807	17,366
7/23	19,691	24,661	18,676
8/23	19,003	24,185	17,778
9/23	18,002	23,033	16,852
10/23	16,937	22,422	15,847
11/23	18,380	24,513	17,273
12/23	20,585	25,813	19,423
1/24	19,790	26,099	18,541
2/24	20,348	27,512	19,147
3/24	21,313	28,399	19,986
4/24	20,010	27,150	18,713
5/24	20,907	28,432	19,588
6/24	20,551	29,313	19,258
7/24	22,480	29,857	21,605
8/24	21,955	30,507	21,199
9/24	21,837	31,138	21,213
10/24	21,330	30,910	20,881
11/24	23,495	32,966	22,895
12/24	21,618	31,958	20,987
1/25	22,295	32,967	21,419
2/25	21,373	32,336	20,599
3/25	20,169	30,449	19,362
4/25	19,059	30,245	18,585
5/25	19,924	32,162	19,366
6/25	20,846	33,796	20,324
7/25	21,260	34,540	20,683
8/25	22,728	35,340	22,435
9/25	22,577	36,559	22,886
10/25	22,521	37,343	22,943

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	5.59%	15.02%	8.46%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,095,356,000
Holdings Count | Holding	1,560
Advisory Fees Paid, Amount	$ 9,648,000
InvestmentCompanyPortfolioTurnover	89.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,095,356 Total Number of Portfolio Holdings1,560 Portfolio Turnover Rate 89.9% Total Advisory Fees Paid (amount in thousands)$9,648
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.00%
Investment Companies	7.56%
Other Assets and LiabilitiesFootnote Reference*	(1.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	25.83%
Industrial	19.57%
Consumer, Cyclical	14.48%
Consumer, Non-cyclical	10.76%
Energy	9.59%
Money Market Funds	4.86%
Basic Materials	4.55%
Utilities	4.14%
Technology	2.87%
Exchange-Traded Funds	2.70%
Communications	2.20%
Government	0.01%
Other Assets and LiabilitiesFootnote Reference*	(1.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.95% to 0.89% on the first $500 million of net assets, 0.93% to 0.87% of the next $500 million of net assets, 0.91% to 0.85% of the next $500 million of net assets, 0.90% to 0.84% of the next $500 million of net assets, 0.89% to 0.83% of the next $1 billion of net assets, and 0.88% to 0.82% of net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.95% to 0.89% on the first $500 million of net assets, 0.93% to 0.87% of the next $500 million of net assets, 0.91% to 0.85% of the next $500 million of net assets, 0.90% to 0.84% of the next $500 million of net assets, 0.89% to 0.83% of the next $1 billion of net assets, and 0.88% to 0.82% of net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000038734
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	PTEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities). It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage. Over the past 12 months, yields on the Bloomberg Municipal Bond Index (“Index”) decreased slightly leading to gains for the Index over the year. Regarding the Fund’s investment performance, duration was a positive contributor. Sector allocation was a positive contributor while issuer selection detracted from performance. The top sector contributors were industrial development revenue bond and pollution control revenue bond, multi-family housing, and hospitals while the top security contributors were Atlanta Georgia Airport Passenger Facility, California Public Finance Authority, and Atlanta Georgia Development Authority. The top sector detractors were single family housing, continuing care retirement communities, and state while the top security detractors were California Infrastructure and Development Bank, Florida Development Finance Corporation, and Massachusetts Development Finance Agency.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $12,007	Bloomberg Municipal Bond Index $12,707
10/15	9,620	10,000
11/15	9,665	10,040
12/15	9,768	10,110
1/16	9,861	10,231
2/16	9,840	10,247
3/16	9,915	10,279
4/16	10,001	10,355
5/16	10,059	10,383
6/16	10,251	10,548
7/16	10,242	10,555
8/16	10,286	10,569
9/16	10,221	10,516
10/16	10,073	10,406
11/16	9,586	10,018
12/16	9,687	10,135
1/17	9,731	10,202
2/17	9,814	10,273
3/17	9,848	10,295
4/17	9,919	10,370
5/17	10,061	10,535
6/17	10,053	10,497
7/17	10,110	10,582
8/17	10,212	10,662
9/17	10,200	10,608
10/17	10,202	10,634
11/17	10,206	10,577
12/17	10,309	10,688
1/18	10,198	10,562
2/18	10,170	10,530
3/18	10,204	10,569
4/18	10,191	10,531
5/18	10,295	10,652
6/18	10,297	10,661
7/18	10,299	10,687
8/18	10,333	10,714
9/18	10,259	10,645
10/18	10,159	10,579
11/18	10,250	10,697
12/18	10,353	10,825
1/19	10,426	10,906
2/19	10,497	10,965
3/19	10,704	11,138
4/19	10,761	11,180
5/19	10,940	11,334
6/19	10,981	11,376
7/19	11,068	11,468
8/19	11,292	11,649
9/19	11,180	11,555
10/19	11,204	11,576
11/19	11,226	11,605
12/19	11,264	11,640
1/20	11,499	11,849
2/20	11,715	12,002
3/20	10,793	11,567
4/20	10,555	11,422
5/20	10,942	11,785
6/20	11,207	11,882
7/20	11,459	12,082
8/20	11,433	12,025
9/20	11,439	12,028
10/20	11,415	11,992
11/20	11,669	12,173
12/20	11,804	12,247
1/21	11,934	12,325
2/21	11,707	12,129
3/21	11,808	12,204
4/21	11,956	12,306
5/21	12,040	12,343
6/21	12,124	12,377
7/21	12,226	12,480
8/21	12,169	12,434
9/21	12,049	12,344
10/21	12,008	12,308
11/21	12,122	12,413
12/21	12,127	12,433
1/22	11,765	12,092
2/22	11,656	12,049
3/22	11,265	11,659
4/22	10,874	11,336
5/22	10,978	11,505
6/22	10,747	11,316
7/22	11,061	11,615
8/22	10,814	11,361
9/22	10,327	10,924
10/22	10,208	10,834
11/22	10,704	11,340
12/22	10,700	11,373
1/23	11,051	11,700
2/23	10,815	11,435
3/23	11,008	11,689
4/23	11,034	11,662
5/23	10,947	11,561
6/23	11,076	11,677
7/23	11,103	11,723
8/23	11,000	11,554
9/23	10,731	11,216
10/23	10,580	11,120
11/23	11,144	11,826
12/23	11,412	12,101
1/24	11,410	12,039
2/24	11,440	12,055
3/24	11,473	12,054
4/24	11,352	11,905
5/24	11,337	11,870
6/24	11,504	12,052
7/24	11,572	12,162
8/24	11,661	12,258
9/24	11,761	12,379
10/24	11,590	12,198
11/24	11,762	12,409
12/24	11,624	12,228
1/25	11,661	12,290
2/25	11,797	12,411
3/25	11,586	12,201
4/25	11,481	12,103
5/25	11,466	12,111
6/25	11,555	12,186
7/25	11,487	12,161
8/25	11,582	12,267
9/25	11,887	12,551
10/25	12,007	12,707

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	3.60%	1.02%	2.24%
Class A Shares Including Sales Charge	-0.26%	0.24%	1.85%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 495,130,000
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 2,062,000
InvestmentCompanyPortfolioTurnover	53.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$495,130 Total Number of Portfolio Holdings196 Portfolio Turnover Rate 53.2% Total Advisory Fees Paid (amount in thousands)$2,062
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	105.41%
Investment Companies	0.05%
Other Assets and LiabilitiesFootnote Reference*	(5.46)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	13.39%
New York	11.91%
Illinois	8.28%
Texas	7.85%
Florida	6.53%
Georgia	6.03%
Alabama	4.85%
New Jersey	4.80%
Massachusetts	3.99%
Ohio	3.81%
Kentucky	3.38%
Utah	3.35%
Pennsylvania	3.29%
Louisiana	3.12%
Nevada	2.99%
Virginia	2.24%
Arizona	1.74%
Michigan	1.70%
South Carolina	1.40%
Connecticut	1.27%
Other StatesFootnote Reference*	9.54%
Other Assets and LiabilitiesFootnote Reference†	(5.46)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038736
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class C
Trading Symbol	PTBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.82%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities). It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage. Over the past 12 months, yields on the Bloomberg Municipal Bond Index (“Index”) decreased slightly leading to gains for the Index over the year. Regarding the Fund’s investment performance, duration was a positive contributor. Sector allocation was a positive contributor while issuer selection detracted from performance. The top sector contributors were industrial development revenue bond and pollution control revenue bond, multi-family housing, and hospitals while the top security contributors were Atlanta Georgia Airport Passenger Facility, California Public Finance Authority, and Atlanta Georgia Development Authority. The top sector detractors were single family housing, continuing care retirement communities, and state while the top security detractors were California Infrastructure and Development Bank, Florida Development Finance Corporation, and Massachusetts Development Finance Agency.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $11,674	Bloomberg Municipal Bond Index $12,707
10/15	10,000	10,000
11/15	10,040	10,040
12/15	10,139	10,110
1/16	10,229	10,231
2/16	10,214	10,247
3/16	10,271	10,279
4/16	10,352	10,355
5/16	10,405	10,383
6/16	10,596	10,548
7/16	10,579	10,555
8/16	10,617	10,569
9/16	10,543	10,516
10/16	10,384	10,406
11/16	9,891	10,018
12/16	9,973	10,135
1/17	10,011	10,202
2/17	10,091	10,273
3/17	10,119	10,295
4/17	10,184	10,370
5/17	10,323	10,535
6/17	10,307	10,497
7/17	10,360	10,582
8/17	10,471	10,662
9/17	10,437	10,608
10/17	10,446	10,634
11/17	10,428	10,577
12/17	10,526	10,688
1/18	10,420	10,562
2/18	10,371	10,530
3/18	10,412	10,569
4/18	10,378	10,531
5/18	10,491	10,652
6/18	10,471	10,661
7/18	10,480	10,687
8/18	10,492	10,714
9/18	10,425	10,645
10/18	10,303	10,579
11/18	10,387	10,697
12/18	10,499	10,825
1/19	10,551	10,906
2/19	10,615	10,965
3/19	10,831	11,138
4/19	10,882	11,180
5/19	11,039	11,334
6/19	11,073	11,376
7/19	11,153	11,468
8/19	11,370	11,649
9/19	11,266	11,555
10/19	11,283	11,576
11/19	11,297	11,605
12/19	11,312	11,640
1/20	11,539	11,849
2/20	11,763	12,002
3/20	10,818	11,567
4/20	10,588	11,422
5/20	10,967	11,785
6/20	11,224	11,882
7/20	11,452	12,082
8/20	11,418	12,025
9/20	11,416	12,028
10/20	11,401	11,992
11/20	11,646	12,173
12/20	11,770	12,247
1/21	11,892	12,325
2/21	11,659	12,129
3/21	11,751	12,204
4/21	11,874	12,306
5/21	11,965	12,343
6/21	12,025	12,377
7/21	12,132	12,480
8/21	12,067	12,434
9/21	11,925	12,344
10/21	11,876	12,308
11/21	11,996	12,413
12/21	11,992	12,433
1/22	11,627	12,092
2/22	11,513	12,049
3/22	11,104	11,659
4/22	10,713	11,336
5/22	10,823	11,505
6/22	10,573	11,316
7/22	10,889	11,615
8/22	10,624	11,361
9/22	10,139	10,924
10/22	10,016	10,834
11/22	10,493	11,340
12/22	10,497	11,373
1/23	10,816	11,700
2/23	10,595	11,435
3/23	10,775	11,689
4/23	10,777	11,662
5/23	10,701	11,561
6/23	10,801	11,677
7/23	10,836	11,723
8/23	10,712	11,554
9/23	10,458	11,216
10/23	10,287	11,120
11/23	10,835	11,826
12/23	11,095	12,101
1/24	11,093	12,039
2/24	11,123	12,055
3/24	11,155	12,054
4/24	11,038	11,905
5/24	11,023	11,870
6/24	11,185	12,052
7/24	11,251	12,162
8/24	11,337	12,258
9/24	11,435	12,379
10/24	11,268	12,198
11/24	11,436	12,409
12/24	11,302	12,228
1/25	11,337	12,290
2/25	11,470	12,411
3/25	11,264	12,201
4/25	11,162	12,103
5/25	11,148	12,111
6/25	11,234	12,186
7/25	11,169	12,161
8/25	11,261	12,267
9/25	11,557	12,551
10/25	11,674	12,707

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	2.65%	0.13%	1.56%
Class C Shares Including Sales Charge	1.65%	0.13%	1.56%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 495,130,000
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 2,062,000
InvestmentCompanyPortfolioTurnover	53.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$495,130 Total Number of Portfolio Holdings196 Portfolio Turnover Rate 53.2% Total Advisory Fees Paid (amount in thousands)$2,062
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	105.41%
Investment Companies	0.05%
Other Assets and LiabilitiesFootnote Reference*	(5.46)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	13.39%
New York	11.91%
Illinois	8.28%
Texas	7.85%
Florida	6.53%
Georgia	6.03%
Alabama	4.85%
New Jersey	4.80%
Massachusetts	3.99%
Ohio	3.81%
Kentucky	3.38%
Utah	3.35%
Pennsylvania	3.29%
Louisiana	3.12%
Nevada	2.99%
Virginia	2.24%
Arizona	1.74%
Michigan	1.70%
South Carolina	1.40%
Connecticut	1.27%
Other StatesFootnote Reference*	9.54%
Other Assets and LiabilitiesFootnote Reference†	(5.46)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000158782
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Institutional
Trading Symbol	PITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities). It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage. Over the past 12 months, yields on the Bloomberg Municipal Bond Index (“Index”) decreased slightly leading to gains for the Index over the year. Regarding the Fund’s investment performance, duration was a positive contributor. Sector allocation was a positive contributor while issuer selection detracted from performance. The top sector contributors were industrial development revenue bond and pollution control revenue bond, multi-family housing, and hospitals while the top security contributors were Atlanta Georgia Airport Passenger Facility, California Public Finance Authority, and Atlanta Georgia Development Authority. The top sector detractors were single family housing, continuing care retirement communities, and state while the top security detractors were California Infrastructure and Development Bank, Florida Development Finance Corporation, and Massachusetts Development Finance Agency.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $12,817	Bloomberg Municipal Bond Index $12,707
10/15	10,000	10,000
11/15	10,062	10,040
12/15	10,157	10,110
1/16	10,255	10,231
2/16	10,249	10,247
3/16	10,328	10,279
4/16	10,419	10,355
5/16	10,467	10,383
6/16	10,668	10,548
7/16	10,674	10,555
8/16	10,708	10,569
9/16	10,642	10,516
10/16	10,504	10,406
11/16	9,998	10,018
12/16	10,091	10,135
1/17	10,138	10,202
2/17	10,226	10,273
3/17	10,264	10,295
4/17	10,354	10,370
5/17	10,505	10,535
6/17	10,484	10,497
7/17	10,561	10,582
8/17	10,670	10,662
9/17	10,646	10,608
10/17	10,665	10,634
11/17	10,656	10,577
12/17	10,781	10,688
1/18	10,668	10,562
2/18	10,625	10,530
3/18	10,678	10,569
4/18	10,667	10,531
5/18	10,778	10,652
6/18	10,768	10,661
7/18	10,787	10,687
8/18	10,810	10,714
9/18	10,749	10,645
10/18	10,632	10,579
11/18	10,730	10,697
12/18	10,856	10,825
1/19	10,919	10,906
2/19	11,011	10,965
3/19	11,229	11,138
4/19	11,292	11,180
5/19	11,467	11,334
6/19	11,512	11,376
7/19	11,606	11,468
8/19	11,844	11,649
9/19	11,745	11,555
10/19	11,773	11,576
11/19	11,799	11,605
12/19	11,841	11,640
1/20	12,075	11,849
2/20	12,320	12,002
3/20	11,338	11,567
4/20	11,106	11,422
5/20	11,515	11,785
6/20	11,796	11,882
7/20	12,047	12,082
8/20	12,038	12,025
9/20	12,047	12,028
10/20	12,025	11,992
11/20	12,294	12,173
12/20	12,438	12,247
1/21	12,577	12,325
2/21	12,341	12,129
3/21	12,450	12,204
4/21	12,592	12,306
5/21	12,699	12,343
6/21	12,774	12,377
7/21	12,901	12,480
8/21	12,843	12,434
9/21	12,719	12,344
10/21	12,679	12,308
11/21	12,802	12,413
12/21	12,809	12,433
1/22	12,430	12,092
2/22	12,318	12,049
3/22	11,891	11,659
4/22	11,498	11,336
5/22	11,610	11,505
6/22	11,369	11,316
7/22	11,704	11,615
8/22	11,445	11,361
9/22	10,933	10,924
10/22	10,793	10,834
11/22	11,319	11,340
12/22	11,335	11,373
1/23	11,692	11,700
2/23	11,462	11,435
3/23	11,670	11,689
4/23	11,699	11,662
5/23	11,610	11,561
6/23	11,749	11,677
7/23	11,781	11,723
8/23	11,675	11,554
9/23	11,393	11,216
10/23	11,234	11,120
11/23	11,818	11,826
12/23	12,122	12,101
1/24	12,123	12,039
2/24	12,157	12,055
3/24	12,195	12,054
4/24	12,070	11,905
5/24	12,057	11,870
6/24	12,236	12,052
7/24	12,311	12,162
8/24	12,408	12,258
9/24	12,517	12,379
10/24	12,338	12,198
11/24	12,524	12,409
12/24	12,380	12,228
1/25	12,422	12,290
2/25	12,569	12,411
3/25	12,347	12,201
4/25	12,238	12,103
5/25	12,226	12,111
6/25	12,323	12,186
7/25	12,254	12,161
8/25	12,357	12,267
9/25	12,685	12,551
10/25	12,817	12,707

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	3.88%	1.28%	2.51%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 495,130,000
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 2,062,000
InvestmentCompanyPortfolioTurnover	53.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$495,130 Total Number of Portfolio Holdings196 Portfolio Turnover Rate 53.2% Total Advisory Fees Paid (amount in thousands)$2,062
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	105.41%
Investment Companies	0.05%
Other Assets and LiabilitiesFootnote Reference*	(5.46)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	13.39%
New York	11.91%
Illinois	8.28%
Texas	7.85%
Florida	6.53%
Georgia	6.03%
Alabama	4.85%
New Jersey	4.80%
Massachusetts	3.99%
Ohio	3.81%
Kentucky	3.38%
Utah	3.35%
Pennsylvania	3.29%
Louisiana	3.12%
Nevada	2.99%
Virginia	2.24%
Arizona	1.74%
Michigan	1.70%
South Carolina	1.40%
Connecticut	1.27%
Other StatesFootnote Reference*	9.54%
Other Assets and LiabilitiesFootnote Reference†	(5.46)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.